As filed with the Securities and Exchange Commission on May 1, 2003

                                                              File No. 333-78761
                                                                        811-8914
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

  Pre-Effective Amendment No.                                                [ ]


  Post-Effective Amendment No. 9                                             |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|


  Amendment No. 9                                                            |X|


                        (Check appropriate box or boxes.)

                              --------------------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)

                         PHL Variable Insurance Company
                               (Name of Depositor)

                              --------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                              --------------------

                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                              --------------------

           It is proposed that this filing will become effective
           (check appropriate space):


              [X] Immediately upon filing pursuant to paragraph (b) of Rule 485

              [ ] On May 1, 2003 pursuant to paragraph (b) of Rule 485
              [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
              [ ] On __________ pursuant to paragraph (a)(1) of Rule 485

           If appropriate, check the following box:
              [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              --------------------

================================================================================

                                     PART A

                                                                     [VERSION A]
                            RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY
PROSPECTUS                                                           MAY 1, 2003


    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options. You may allocate payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Account"), the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series

[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series

[diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Kayne Large-Cap Core Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
[diamond] Phoenix-Lazard U.S. Multi-Cap Series
[diamond] Phoenix-Lord Abbett Bond-Debenture Series
[diamond] Phoenix-Lord Abbett Large-Cap Value Series [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series

[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series

[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series
[diamond] Phoenix-Sanford Bernstein Global Value Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series
[diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Premier Equity Fund


THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------

[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II

[diamond] Federated High Income Bond Fund II - Primary Shares


FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund

[diamond] Templeton Developing Markets Securities Fund *

[diamond] Templeton Foreign Securities Fund

[diamond] Templeton Global Asset Allocation Fund *

[diamond] Templeton Growth Securities Fund

SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------
[diamond] Scudder VIT EAFE(R) Equity Index Fund
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Smaller Companies

* Not available to new investors

The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.
    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.
    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2003, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:        [envelope]  PHL VARIABLE INSURANCE COMPANY
                                                              ANNUITY OPERATIONS DIVISION
                                                              PO Box 8027
                                                              Boston, MA 02266-8027
                                                  [telephone] TEL. 800/541-0171


                                TABLE OF CONTENTS

Heading                                                    Page
--------------------------------------------------------------------

SUMMARY OF EXPENSES.......................................    3

CONTRACT SUMMARY..........................................    6
FINANCIAL HIGHLIGHTS......................................    7
PERFORMANCE HISTORY.......................................    7
THE VARIABLE ACCUMULATION ANNUITY.........................    7
PHL VARIABLE AND THE ACCOUNT .............................    7
INVESTMENTS OF THE ACCOUNT................................    7
GIA.......................................................    8
MVA.......................................................    8
PURCHASE OF CONTRACTS.....................................    8
DEDUCTIONS AND CHARGES....................................    9
   Daily Deductions from the Separate Account.............    9
   Reduced Charges, Credits and Bonus Guaranteed
     Interest Rates.......................................   10
   Market Value Adjustment................................   10
   Other Charges..........................................   10
THE ACCUMULATION PERIOD...................................   10
   Accumulation Units.....................................   10
   Accumulation Unit Values...............................   10
   Transfers .............................................   10
   Optional Programs & Riders.............................   11
       Dollar Cost Averaging Program......................   11
       Asset Rebalancing Program..........................   11
       Guaranteed Minimum Income Benefit Rider
        ("GMIB")..........................................   12
   Surrender of Contract; Partial Withdrawals.............   13
   Lapse of Contract......................................   14
   Payment Upon Death Before Maturity Date ...............   14
       Payment Amount.....................................   14
THE ANNUITY PERIOD........................................   14
   Variable Accumulation Annuity Contracts................   14
   Annuity Payment Options ...............................   15
     Other Options and Rates..............................   16
     Other Conditions.....................................   16
   Payment Upon Death After Maturity Date.................   17
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   17
   Valuation Date.........................................   17
   Valuation Period.......................................   17
   Accumulation Unit Value................................   17
   Net Investment Factor..................................   17
MISCELLANEOUS PROVISIONS..................................   17
   Assignment.............................................   17
   Deferment of Payment ..................................   17
   Free Look Period.......................................   18
   Amendments to Contracts................................   18
   Substitution of Fund Shares............................   18
   Ownership of the Contract..............................   18
FEDERAL INCOME TAXES......................................   18
   Introduction...........................................   18
   Income Tax Status......................................   18
   Taxation of Annuities in General--Non-Qualified Plans..   18
     Surrenders or Withdrawals Prior to the Contract
        Maturity Date.....................................   19
     Surrenders or Withdrawals On or After the Contract
        Maturity Date.....................................   19
     Penalty Tax on Certain Surrenders and Withdrawals....   19
   Additional Considerations..............................   19
   Diversification Standards .............................   20
   Taxation of Annuities in General--Qualified Plans......   21
     Tax Sheltered Annuities ("TSAs") ....................   22
     Keogh Plans..........................................   22
     Individual Retirement Accounts.......................   23
     Corporate Pension and Profit-Sharing Plans...........   23
     Deferred Compensation Plans with Respect to
        Service for State and Local Governments and
        Tax Exempt Organizations..........................   23
     Penalty Tax on Certain Surrenders and Withdrawals
        from Qualified Plans..............................   23
     Seek Tax Advice......................................   24
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   24
STATE REGULATION..........................................   24
REPORTS...................................................   24
VOTING RIGHTS.............................................   24
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   25
LEGAL MATTERS.............................................   25
SAI.......................................................   25
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS....................  B-1
APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES.................  C-1
APPENDIX D - FINANCIAL HIGHLIGHTS.........................  D-1

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage
       of amount surrendered.....................   0%                  This table describes the fees and expenses that you will
    Transfer Charge(1)                                                   pay at the time that you purchase the contract, surrender
       Current ..................................   None                the contract or transfer cash value between the
       Maximum...................................   $20                 subaccounts. State premium taxes may also be deducted.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE
    Maximum(2) ...................................   $35

GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE(3) (as a percentage of the
    guaranteed annuitization value)..............   .40%                These tables describe the fees and expenses that you will
                                                                        pay periodically during the time that you own the contract, not including annual fund fees and expenses.

ANNUAL SEPARATE ACCOUNT EXPENSES (as a
    percentage of average account value)
    Mortality and Expense Risk Fee...............  1.475%
    Daily Administrative Fee.....................  0.125%
                                                   ------
    Total Annual Separate Account Expenses.......  1.600%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES

                                      Minimum      Maximum              This table shows the minimum and maximum total operating
                                      -------      -------              expenses for the year ended 12/31/01, charged by the fund
                                                                        companies that you may pay periodically during the time
    Total Annual Fund Operating                                         that  you own the contract. More detail concerning the
    Expenses (expenses that are                                         funds' fees and total and net fund operating expenses can
    deducted from the fund assets                                       be found after the Expense Examples and are contained in
    include management fees,                                            the fund prospectuses.
    12b-1 fees and other expenses).     0.32%       22.60%


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES                                                        This  example is intended to help you compare the cost of
                                                                        investing in the contract with the cost of investing in
    If you surrender or annuitize at the end of the applicable          other variable annuity contracts. These costs include
    time period or do not surrender your contract, your costs           contract owner transaction expenses, contract fees,
    would be:                                                           separate account annual expenses and the maximum fund fees and expenses that were charged for the year ended 12/31/02.
                  1 Year  3 Years  5 Years  10 Years
                  ----------------------------------

                  $2,206   $5,416   $7,499  $10,043                     The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume
                                                                        that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your
                                                                        actual costs may be higher or lower based on these
                                                                        assumptions.

------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year.

(2) This charge is deducted on each contract anniversary from the investment options you have selected.
(3) The GMIB is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the rider is selected.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% (3)               1.64%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% (4)               1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% (4)               1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% (1)               9.33%(7)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%
Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-MFS Value                        (1.59%)       1.00%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%   Phoenix-Sanford Bernstein                (0.34%)       1.30%
                                                                       Small-Cap Value
                                                                     Phoenix-State Street Research            (8.33%)       1.00%
                                                                       Small-Cap Growth

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                  Rule                                              Fund Expenses
                                                   Investment  12b-1 or      Other                                      After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)        0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      0.25% (1)    0.12%        0.97%            --            -- (9)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%      0.25% (1)    0.17%        1.02%            --            -- (9)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --            -- (9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --            -- (9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --            -- (9)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%         (0.01%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%       0.25%       0.33%        1.83%         (0.00%)        1.83%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%         (0.02%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.62% (3)   0.25%       0.21%        1.08%         (0.02%)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%         (0.00%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%         (0.27%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%         (0.02%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --            -- (9)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)        1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)        1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

   Series                                                      Reimbursements & Waivers        Net Annual Fund Expenses
   ------                                                      ------------------------        ------------------------
   Federated Fund for U.S. Government Securities II                   (0.25%)                           0.72%
   Federated High Income Bond Fund II - Primary Shares                (0.25%)                           0.77%
   VIP Contrafund(R) Portfolio                                        (0.04%)                           0.74%
   VIP Growth Opportunities Portfolio                                 (0.03%)                           0.77%
   VIP Growth Portfolio                                               (0.06%)                           0.71%
   Technology Portfolio                                               (0.14%)                           1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)



CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.

OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to provide you with retirement income at a future date, while allowing maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.


    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. For more information see "Investments of the Account", "GIA" and "MVA".


    The contract also provides for the payment of a death benefit upon the death of either the owner or the annuitant anytime before the contract matures.

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $20,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the subaccounts, the GIA and/or the MVA.

[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in the sections titled "GIA" and in "The Accumulation
          Period--Transfers."

[diamond] Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable premium tax.

[diamond] Withdrawals may be subject to the 10% penalty tax. See
          "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEATH BENEFIT
    The contract provides for payment on the death of the owner or the annuitant at anytime prior to the maturity date. The amount payable differs depending on whether the annuitant or owner/annuitant has reached age 80. See "Payment Upon Death Before Maturity."

DEDUCTIONS AND CHARGES

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--1.275% annually. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond] Premium Taxes--taken from the contract value upon annuitization.

          o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Premium Tax" and Appendix C.


[diamond] Administrative Fee--maximum of $35 each year.

    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less then 10 years. These tables are highlights only. More information is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171. Please see Appendix D.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees and mortality and expense risk charges deducted from redemptions after 1 and 5 years. See the SAI for more details.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable Insurance Company ("PHL Variable") is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. to the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.


    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.


PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    We are an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

    Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.

    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.


    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of PHL Variable Insurance Company.

    Contributions to the GIA and MVA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more information see "GIA" and "MVA."



INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust
[diamond] Scudder Investment VIT Funds
[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust


    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.


    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling our Annuity Operations Division at the address or telephone number provided on the first page of this prospectus.


    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable, and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.


    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.


INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    For contracts issued prior to August 13, 2002, we reserve the right to limit total deposits into the GIA, including transfers, to no more than $250,000 during any one-week period per policy. These contract owners may make transfers into the GIA at any time.

    Subject to state regulatory approval, contracts issued on or after August 13, 2002 will be subject to a maximum GIA percentage which restricts investments in the GIA. The maximum GIA percentage will never be less than 25%. Under these contracts, no more than the maximum GIA percentage of each premium payment may be allocated to the GIA. For these contracts, we will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the maximum GIA percentage of contract value.

    In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.


    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.



MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if amounts allocated to the MVA are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or to PHL Variable's general account. The availability of the MVA is subject to state approval. The MVA is more fully described in a separate prospectus that should be read carefully before investing.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

[diamond] Non-qualified plans--$20,000

[diamond] Individual Retirement Annuity (Rollover IRAs only)--$20,000

[diamond] Bank draft program--$500
          o You may authorize your bank to draw $500 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $500. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $500.

[diamond] Qualified plans--$20,000 annually
          o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $20,000 is required.

    Generally, a contract may not be purchased for a proposed annuitant who is 86 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.


    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:


(1) the make-up and size of the prospective group; or

(2) the method and frequency of premium payments; and

(3) the amount of compensation to be paid to Registered Representatives on each premium payment.


    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium Taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will reimburse ourselves only upon the earlier of either full or partial surrender of the contract, the maturity date or payment of death proceeds. For a list of states and premium taxes, see Appendix B to this prospectus.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The fee is based on an annual rate of 1.275% and is taken against the net assets of the subaccounts.

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.


    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.


    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

ADMINISTRATIVE FEE
    We make a daily deduction from the account value to cover the costs of administration. This fee is based, on an annual rate of .125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described below. (This fee is not deducted from the GIA or MVA.)

ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;


(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and


(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

MARKET VALUE ADJUSTMENT
    Any withdrawal from the MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.


ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS

    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling our Annuity Operations Division at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by us except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    Because excessive trading can hurt fund performance and therefore be detrimental to contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.


    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $20 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.


OPTIONAL PROGRAMS AND RIDERS


DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.


    Upon completion of the Dollar Cost Averaging Program, you must notify our Annuity Operations Division at 800/541-0171 or in writing to start another Dollar Cost Averaging Program.


    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a Bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.


SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. to start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.


GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.
2.  each date we process a transfer.
3.  each date we process a withdrawal.
4.  each contract anniversary.


RIDER FEE
    The fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER
    This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. no monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. no monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. no monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. no monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------


SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw the contract value in either a lump sum or by multiple scheduled or unscheduled partial withdrawals. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities."

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.


LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond] The contract value is zero; or

[diamond] The annual administrative charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

    PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

[diamond] DEATH OF AN OWNER/ANNUITANT
          If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The Benefit Option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE
          Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The Benefit Option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond] QUALIFIED CONTRACTS
          Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

          Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT
    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80. The amount of death benefit payable is equal to the greater of:

    o 100% of payments, less adjusted partial withdrawals; or
    o the contract value on the claim date; or
    o the annual step-up amount on the claim date.

    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) is equal to the greater of:

    o the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

    o the contract value on the claim date.

[diamond] DEATH OF AN OWNER who IS NOT THE ANNUITANT
          Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The amount of death benefit payable is equal to the greater of:

          o 100% of payments, less withdrawals; or
          o the contract value on the claim date.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity payment option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance and is elected by you in the application. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.


    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."


ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.


    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment option rate. The contract is issued with guaranteed minimum annuity payment option rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment option rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment option rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by us on or before the maturity date, elect any of the other annuity payment options described below.

    The level of annuity payments payable under the following options is based upon the annuity payment option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Annuity Payment Options I, J, K, M and N.


    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.


    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each option.


OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. no income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. no income is payable after the death of the surviving annuitant.


    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity payment option has been distributed.


OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.


    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.


OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. no income or payment to a beneficiary is paid after the death of the annuitant.


OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity payment options above.


OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable annuity payment options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Payment Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE

    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.


NET INVESTMENT FACTOR

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. to determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.



MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.


    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT

    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times
(a) when the NYSE is closed, other than customary weekend and holiday closings,
(b) when trading on the NYSE is
restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the Market Value Adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available.

    In states that require return of premium during the Free Look Period, we will allocate those portions of your initial payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount and those portions designated for the GIA and MVA will be allocated to those Accounts. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS to CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.


SUBSTITUTION OF FUND SHARES
    Although infrequent, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, a change in the income tax laws, because the shares are no longer available for investment or because of poor performance. In that event, we may seek to substitute or merge the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.


OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as income tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. no attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. no representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the income tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to income tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR to THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.


    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract

(together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the annuitant, who is not the contract owner, dies before the maturity date and there is no contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.

    If the owner or a joint owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS

    If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan and where the contract is an immediate annuity.


SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract, will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS

    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.


    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the U.S. Treasury Department may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

SUPPLEMENTAL REGULATIONS
    Any supplemental payments made by us pursuant to the Reallocation Benefit Rider under this contract are treated as an increase in the "income on the contract" (gain) for tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as Qualified Plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL-QUALIFIED PLANS
    The contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. no attempt is made here to provide more than general information about the use of the contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefits options under the contract. We are of the opinion that the death benefit options available under the contract are part of the annuity contract. One or more of the options available may exceed the greater of the purchase price or the contract value. The contract and its amendments, riders or endorsements (together referred to as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether death benefit options such as those available under the contract comply with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit options are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. While we regard the death benefit options available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain enhanced death benefits may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of purchase price (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of purchase price (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE
IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value; and (b) 50% of the contract value. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1,000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the MVA account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with us, except that no amount will be transferred to the MVA.

    If a loan repayment is not received by us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The income tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the income tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the income tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT to SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), TSAs and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRA's. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a Qualified Plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the Qualified Plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell PHL Variable insurance policies as well as policies, annuity contracts and funds of companies affiliated with PHL Variable. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.


    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments.


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------

    Matthew A. Swendiman, Counsel, Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.



SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:


[diamond] Underwriter
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements

    Contract owner inquiries and requests for a SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------

                                                                                Investment Type

                                              --------------------------------------------------------------------------------------

                                                           Domestic   Domestic   Domestic    Growth          International    Money
             Series                                 Bond    Blend      Growth     Value     & Income   Index    Growth        Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                  |X|
Phoenix-AIM Mid-Cap Equity                                   |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                               |X|
Phoenix-Alliance/Bernstein Growth + Value                               |X|        |X|
Phoenix-Duff & Phelps Real Estate Securities                                                  |X|
Phoenix-Engemann Capital Growth                                         |X|
Phoenix-Engemann Small & Mid-Cap Growth                                 |X|
Phoenix-Goodwin Money Market                                                                                                   |X|
Phoenix-Goodwin Multi-Sector Fixed Income           |X|
Phoenix-Hollister Value Equity                                                     |X|
Phoenix-Janus Flexible Income                       |X|
Phoenix-Kayne Large-Cap Core                                 |X|
Phoenix-Kayne Small-Cap Quality Value                                              |X|
Phoenix-Lazard International Equity Select                                                                      |X|
Phoenix-Lazard Small-Cap Value                                                     |X|
Phoenix-Lazard U.S. Multi-Cap                                                      |X|
Phoenix-Lord Abbett Bond-Debenture                  |X|
Phoenix-Lord Abbett Large-Cap Value                                                |X|
Phoenix-Lord Abbett Mid-Cap Value                                                  |X|
Phoenix-MFS Investors Growth Stock                                      |X|
Phoenix-MFS Investors Trust                                                                   |X|
Phoenix-MFS Value                                                                  |X|
Phoenix-Northern Dow 30                                                                                 |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                    |X|

Phoenix-Oakhurst Growth and Income                                                            |X|

Phoenix-Oakhurst Strategic Allocation                                                         |X|
Phoenix-Sanford Bernstein Global Value                                                                          |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                            |X|
Phoenix-Sanford Bernstein Small-Cap Value                                          |X|
Phoenix-Seneca Mid-Cap Growth                                           |X|
Phoenix-Seneca Strategic Theme                                          |X|
Phoenix-State Street Research Small-Cap Growth                          |X|
AIM V.I. Capital Appreciation Fund                                      |X|
AIM V.I. Premier Equity Fund                                 |X|
Alger American Leveraged AllCap Portfolio                               |X|
Federated Fund for U.S. Government Securities II    |X|
Federated High Income Bond Fund II                  |X|
VIP Contrafund(R) Portfolio                                             |X|
VIP Growth Opportunities Portfolio                                      |X|
VIP Growth Portfolio                                                    |X|
Mutual Shares Securities Fund                                                                 |X|
Templeton Developing Markets Securities Fund                                                                    |X|
Templeton Foreign Securities Fund                                                                               |X|
Templeton Global Asset Allocation Fund                                                                          |X|
Templeton Growth Securities Fund                                                                                |X|
Scudder VIT EAFE(R) Equity Index Fund                                                                   |X|
Scudder VIT Equity 500 Index Fund                                                                       |X|
Technology Portfolio                                                    |X|
Wanger Foreign Forty                                                                                            |X|
Wanger International Small Cap                                                                                  |X|
Wanger Twenty                                                           |X|
Wanger U.S. Smaller Companies                                           |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                                ------------------------------------------------------------------------------------
                 Series

                                                                           Duff &
                                                    Phoenix    Phoenix     Phelps                 Fred        Deutsche     Federated
                                                   Investment  Variable  Investment    AIM        Alger        Asset      Investment
                                                    Counsel,   Advisors, Management  Advisors,  Management,  Management,  Management
                                                      Inc.       Inc.        Co.       Inc.        Inc.         Inc.       Company
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                       |X|
Phoenix-AIM Mid-Cap Equity                                       |X|
Phoenix-Alliance/Bernstein Enhanced Index                        |X|
Phoenix-Alliance/Bernstein Growth + Value                        |X|
Phoenix-Duff & Phelps Real Estate Securities                                |X|
Phoenix-Engemann Capital Growth                      |X|
Phoenix-Engemann Small & Mid-Cap Growth              |X|
Phoenix-Goodwin Money Market                         |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|
Phoenix-Hollister Value Equity                       |X|
Phoenix-Janus Flexible Income                                    |X|
Phoenix-Kayne Large-Cap Core                         |X|
Phoenix-Kayne Small-Cap Quality Value                |X|
Phoenix-Lazard International Equity Select                       |X|
Phoenix-Lazard Small-Cap Value                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                    |X|
Phoenix-Lord Abbett Bond-Debenture                               |X|
Phoenix-Lord Abbett Large-Cap Value                              |X|
Phoenix-Lord Abbett Mid-Cap Value                                |X|
Phoenix-MFS Investors Growth Stock                               |X|
Phoenix-MFS Investors Trust                                      |X|
Phoenix-MFS Value                                                |X|
Phoenix-Northern Dow 30                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
Phoenix-Oakhurst Growth and Income                   |X|
Phoenix-Oakhurst Strategic Allocation                |X|
Phoenix-Sanford Bernstein Global Value                           |X|
Phoenix-Sanford Bernstein Mid-Cap Value                          |X|
Phoenix-Sanford Bernstein Small-Cap Value                        |X|
Phoenix-Seneca Mid-Cap Growth                        |X|
Phoenix-Seneca Strategic Theme                       |X|
Phoenix-State Street Research Small-Cap Growth                   |X|
AIM V.I. Capital Appreciation Fund                                                     |X|
AIM V.I. Premier Equity Fund                                                           |X|

Alger American Leveraged AllCap Portfolio                                                          |X|
Federated Fund for U.S. Government Securities II                                                                             |X|
Federated High Income Bond Fund II                                                                                           |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                           |X|
Scudder VIT Equity 500 Index Fund                                                                               |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                                ------------------------------------------------------------------------------------
                                                    Fidelity              Morgan
                                                   Management  Franklin   Stanley    Templeton  Templeton     Templeton   Wanger
                                                      and       Mutual   Investment   Asset      Global      Investment    Asset
                                                    Research   Advisers, Management  Management, Advisors     Counsel,   Management,
               Series                               Company      LLC        Inc.       Ltd.      Limited        Inc.        L.P.
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund

Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                          |X|
VIP Growth Opportunities Portfolio                   |X|
VIP Growth Portfolio                                 |X|
Mutual Shares Securities Fund                                    |X|
Templeton Developing Markets Securities Fund                                           |X|
Templeton Foreign Securities Fund                                                                               |X|
Templeton Global Asset Allocation Fund                                                                          |X|
Templeton Growth Securities Fund                                                                   |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                        |X|
Wanger Foreign Forty                                                                                                        |X|
Wanger International Small Cap                                                                                              |X|
Wanger Twenty                                                                                                               |X|
Wanger U.S. Smaller Companies                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                    Kayne
                                                                                                   Anderson
                                                Aberdeen       AIM       Alliance       Janus      Rudnick       Lazard      Lord,
                                                  Fund        Capital     Capital      Capital    Investment     Asset      Abbett
                                                 Managers,  Management,  Management,  Management  Management,  Management   & Co.
                Series                             Inc.        Inc.         L.P.         LLC         LLC          LLC        LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
Phoenix-AIM Mid-Cap Equity                                     |X|
Phoenix-Alliance/Bernstein Enhanced Index                                   |X|
Phoenix-Alliance/Bernstein Growth + Value                                   |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                            |X|
Phoenix-Kayne Large-Cap Core                                                                         |X|
Phoenix-Kayne Small-Cap Quality Value                                                                |X|
Phoenix-Lazard International Equity Select                                                                        |X|
Phoenix-Lazard Small-Cap Value                                                                                    |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                     |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                           |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                          |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                            |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                      |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
Phoenix-Sanford Bernstein Small-Cap Value                                   |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                      State
                                                              Northern      Roger       Seneca        Street
                                                   MFS         Trust      Engemann &    Capital     Research &
                                                Investment  Investments,  Associates,  Management,  Management
                Series                          Management     Inc.         Inc.         LLC         Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                             |X|
Phoenix-Engemann Small & Mid-Cap Growth                                     |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock                 |X|
Phoenix-MFS Investors Trust                        |X|
Phoenix-MFS Value                                  |X|
Phoenix-Northern Dow 30                                        |X|
Phoenix-Northern Nasdaq-100 Index(R)                           |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                            |X|
Phoenix-Seneca Strategic Theme                                                           |X|
Phoenix-State Street Research Small-Cap Growth                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B--GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.


ACCOUNT: PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.


ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.


ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Payment Options I, J, K, M and N.


CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.


CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA. For tax-sheltered annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for tax-sheltered annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday unless you and we agree otherwise. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$20,000

[diamond] Individual Retirement Annuity (Rollover IRA only)--$20,000

[diamond] Bank draft program--$500

[diamond] Qualified plans--$20,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------

California ..........................................                             X                   2.35%            0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25 *

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%


NOTE: The above premium tax deduction rates are as of January 1, 2003. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

      * South Dakota law provides a lower rate of .8% that applies to premiums received in excess of $500,000. This provision is scheduled to expire on July 1, 2003 but may be extended.

APPENDIX D - FINANCIAL HIGHLIGHTS (Condensed Financial Information)
--------------------------------------------------------------------------------
     The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the SAI. You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027


                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
====================================================================================================================================

PHOENIX-ABERDEEN INTERNATIONAL
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.457                $1.224                 448

From 1/1/01 to 12/31/01                                                      $1.946                $1.457                 604
From 1/1/00 to 12/31/00                                                      $2.344                $1.946                 494
From 10/13/99* to 12/31/99                                                   $2.000                $2.344                 490

PHOENIX-AIM MID-CAP EQUITY SERIES
====================================================================================================================================

From 3/5/02* to 12/31/02                                                     $2.000                $1.868                 26

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX (FORMERLY, PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX)
====================================================================================================================================
From 1/1/02 to 12/31/02                                                      $1.640                $1.234                 632

From 1/1/01 to 12/31/01                                                      $1.188                $1.640                 818
From 1/1/00 to 12/31/00                                                      $2.162                $1.888                 701
From 8/19/99* to 12/31/99                                                    $2.000                $2.162                 764

PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $2.135                $1.578                 26

From 11/15/01 to 12/31/01                                                    $2.000                $2.135                 10

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $2.931                $3.239                 166

From 1/1/01 to 12/31/01                                                      $2.788                $2.931                 143
From 1/1/00* to 12/31/00                                                     $2.161                $2.788                 86
From 12/1/99* to 12/31/99                                                    $2.000                $2.161                  2

PHOENIX-ENGEMANN CAPITAL GROWTH
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.314                $0.974                2,571

From 1/1/01 to 12/31/01                                                      $2.038                $1.314                2,356
From 1/1/00* to 12/31/00                                                     $2.513                $2.038                2,047
From 8/19/99* to 12/31/99                                                    $2.000                $2.513                 624


PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.060                $0.744                 400

From 1/1/01 to 12/31/01                                                      $1.467                $1.060                 298
From 8/15/00* to 12/31/00                                                    $2.000                $1.467                 150

PHOENIX-GOODWIN MONEY MARKET
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $2.168                $2.168                5,058

From 1/1/01 to 12/31/01                                                      $2.118                $2.168                5,579
From 1/1/00 to 12/31/00                                                      $2.026                $2.118                7,487
From 8/27/99* to 12/31/99                                                    $2.000                $2.026                 642


* Date Subaccount began operations

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
====================================================================================================================================

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $2.237                $2.426                 815

From 1/1/01 to 12/31/01                                                      $2.139                $2.237                 560
From 1/1/00 to 12/31/00                                                      $2.036                $2.139                 261
From 11/1/99* to 12/31/99                                                    $2.000                $2.036                  30

PHOENIX-HOLLISTER VALUE EQUITY
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $2.235                $1.720                 936

From 1/1/01 to 12/31/01                                                      $2.763                $2.235                 758
From 1/1/00 to 12/31/00                                                      $2.119                $2.763                 310
From 11/22/99* to 12/31/99                                                   $2.000                $2.119                  38

PHOENIX-JANUS FLEXIBLE INCOME
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $2.205                $2.404                 741

From 1/1/01 to 12/31/01                                                      $2.085                $2.205                 384
From 1/3/01* to 12/31/00                                                     $2.000                $2.085                 278


PHOENIX-KAYNE LARGE-CAP CORE SERIES
====================================================================================================================================
From 10/3/02* to 12/31/02                                                    $2.000                $1.920                 11

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
====================================================================================================================================
From 10/29/02* to 12/31/02                                                   $2.000                $2.009                  2

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
====================================================================================================================================
From 10/14/02* to 12/31/02                                                   $2.000                $1.905                  6

PHOENIX-LAZARD SMALL-CAP VALUE
====================================================================================================================================
From 10/15/02* to 12/31/02                                                   $2.000                $1.947                 13

PHOENIX-LAZARD U.S. MULTI-CAP
====================================================================================================================================
From 10/29/02* to 12/31/02                                                   $2.000                $1.999                  2

PHOENIX-LORD ABBETT BOND-DEBENTURE
====================================================================================================================================

PHOENIX-LORD ABBETT LARGE-CAP VALUE
====================================================================================================================================
From 10/03/02* to 12/31/02                                                   $2.000                $1.974                 40

PHOENIX-LORD ABBETT MID-CAP VALUE
====================================================================================================================================
From 11/27/02* to 12/31/02                                                   $2.000                $1.990                  6

PHOENIX-MFS INVESTORS GROWTH STOCK (FORMERLY, PHOENIX-JANUS GROWTH)
====================================================================================================================================
From 1/1/02 to 12/31/02                                                      $1.324                $0.929                1,853

From 1/1/01 to 12/31/01                                                      $1.763                $1.324                1,586
From 1/3/01* to 12/31/00                                                     $2.000                $1.763                1,252


PHOENIX-MFS INVESTORS TRUST
====================================================================================================================================
From 5/ 6/02* to 12/31/02                                                    $2.000                $1.624                 20

PHOENIX-MFS VALUE
====================================================================================================================================
From 6/11/02* to 12/31/02                                                    $2.000                $1.792                 112

PHOENIX-NORTHERN DOW 30 (FORMERLY, PHOENIX-DEUTSCHE DOW 30)

====================================================================================================================================
From 1/1/02 to 12/31/02                                                      $1.818                $1.515                 268
From 1/1/01 to 12/31/01                                                      $1.961                $1.818                 251
From 1/31/00* to 12/31/00                                                    $2.000                $1.961                 239


* Date Subaccount began operations

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
====================================================================================================================================

PHOENIX-NORTHERN NASDAQ-100 INDEX(R) (FORMERLY, PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R))

====================================================================================================================================
From 1/1/02 to 12/31/02                                                      $0.760                $0.468                 279
From 1/1/01 to 12/31/01                                                      $1.151                $0.760                 108
From 1/1/00 to 12/31/00                                                      $2.000                $1.151                 13

PHOENIX-OAKHURST GROWTH AND INCOME
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.807                $1.381                1,421

From 1/1/01 to 12/31/01                                                      $1.996                $1.807                1,596
From 1/1/00 to 12/31/00                                                      $2.167                $1.996                1,193
From 9/20/99* to 12/31/99                                                    $2.000                $2.167                 101

PHOENIX-OAKHURST STRATEGIC ALLOCATION
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $2.096                $1.827                1,719

From 1/1/01 to 12/31/01                                                      $2.087                $2.096                 613
From 1/1/00 to 12/31/00                                                      $2.103                $2.087                 273
From 10/29/99* to 12/31/99                                                   $2.000                $2.103                  92

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.858                $1.567                 50

From 6/11/01* to 12/31/01                                                    $2.000                $1.858                 28

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $2.789                $2.515                 384

From 1/1/01 to 12/31/01                                                      $2.300                $2.789                 240
From 1/1/00 to 12/31/00                                                      $1.994                $2.300                 178
From 11/22/99* to 12/31/99                                                   $2.000                $1.994                  31

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $2.281                $2.057                 204

From 4/02/01* to 12/31/01                                                    $2.000                $2.281                 73

PHOENIX-SENECA MID-CAP GROWTH
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $2.358                $1.570                 683

From 1/1/01 to 12/31/01                                                      $2.854                $2.358                 732
From 1/1/00 to 12/31/00                                                      $2.854                $3.202                 642
From 9/2/99* to 12/31/99                                                     $2.000                $2.854                  40

PHOENIX-SENECA STRATEGIC THEME
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.665                $1.067                 993

From 1/1/01 to 12/31/01                                                      $2.325                $1.665                1.272
From 1/1/00 to 12/31/00                                                      $2.663                $2.325                1,139
From 9/2/99* to 12/31/99                                                     $2.000                $2.663                 164


PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
====================================================================================================================================
From 10/15/02* to 12/31/02                                                   $2.000                $2.006                  5


AIM V.I. CAPITAL APPRECIATION FUND
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.665                $1.379                 36
From 7/11/01* to 12/31/01                                                    $2.000                $1.665                 32


AIM V.I. PREMIER EQUITY FUND
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.876                $1.290                 64

From 7/3/01* to 12/31/01                                                     $2.000                $1.876                 25


* Date Subaccount began operations

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
====================================================================================================================================

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.234                $0.804                 466

From 1/1/01 to 12/31/01                                                      $1.489                $1.234                 394
From 8/23/00* to 12/31/00                                                    $2.000                $1.489                 274

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $2.285                $2.457               12,685

From 1/1/01 to 12/31/01                                                      $2.165                $2.285                8,263
From 1/1/00 to 12/31/00                                                      $1.977                $2.165                 186
From 11/17/99* to 12/31/99                                                   $2.000                $1.977                  5

FEDERATED HIGH INCOME BOND FUND II
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.814                $1.814                 519

From 1/1/01 to 12/31/01                                                      $1.815                $1.814                 370
From 1/1/00 to 12/31/00                                                      $2.023                $1.815                 215
From 9/13/99* to 12/31/99                                                    $2.000                $2.023                  10

VIP CONTRAFUND PORTFOLIO
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.632                $1.457                 313

From 1/1/01 to 12/31/01                                                      $1.889                $1.632                 228
From 6/27/00* to 12/31/00                                                    $2.000                $1.889                 147

VIP GROWTH OPPORTUNITIES PORTFOLIO
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.638                $1.261                 67

From 1/1/01 to 12/31/01                                                      $1.942                $1.638                 34
From 12/5/00* to 12/31/00                                                    $2.000                $1.942                  9

VIP GROWTH PORTFOLIO
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.359                $0.935                 543

From 1/1/01 to 12/31/01                                                      $1.675                $1.359                 353
From 7/25/00* to 12/31/00                                                    $2.000                $1.675                  51

MUTUAL SHARES SECURITIES FUND
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $2.389                $2.078                 307

From 1/1/01 to 12/31/01                                                      $2.263                $2.389                 171
From 1/1/00 to 12/31/00                                                      $2.041                $2.263                  95
From 11/22/99* to 12/31/99                                                   $2.000                $2.041                  33

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.275                $1.255                 67

From 1/1/01 to 12/31/01                                                      $1.407                $1.275                 75
From 1/1/00 to 12/31/00                                                      $2.099                $1.407                  85
From 9/2/99* to 12/31/99                                                     $2.000                $2.099                  9

TEMPLETON FOREIGN SECURITIES FUND
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.783                $1.432                 170

From 1/1/01 to 12/31/01                                                      $2.153                $1.783                 158
From 1/1/00 to 12/31/00                                                      $2.236                $2.153                 120
From 8/19/99* to 12/31/99                                                    $2.000                $2.236                 222

TEMPLETON GLOBAL ASSET ALLOCATION FUND
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.908                $1.799                 39

From 1/1/01 to 12/31/01                                                      $2.149                $1.908                 158
From 1/1/00 to 12/31/00                                                      $2.178                $2.149                 234
From 8/19/99* to 12/31/99                                                    $2.000                $2.178                 149


* Date Subaccount began operations

                                                                           SUBACCOUNT            SUBACCOUNT        UNITS OUTSTANDING
                                                                           UNIT VALUE            UNIT VALUE        AT END OF PERIOD
                             SUBACCOUNT                               BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
====================================================================================================================================

TEMPLETON GROWTH SECURITIES FUND
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $2.293                $1.843                 215

From 1/1/01 to 12/31/01                                                      $2.357                $2.293                  79
From 1/1/00 to 12/31/00                                                      $2.229                $2.357                  31
From 9/14/99* to 12/31/99                                                    $2.000                $2.229                  16

SCUDDER VIT EAFE(R) EQUITY INDEX FUND
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.295                $1.001                 261

From 1/1/01 to 12/31/01                                                      $1.744                $1.295                 159
From 1/1/00 to 12/31/00                                                      $2.121                $1.744                 174
From 12/16/99* to 12/31/99                                                   $2.000                $2.121                  2

SCUDDER VIT EQUITY 500 INDEX FUND
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $2.108                $1.629                 573

From 11/7/01* to 12/31/01                                                    $2.000                $2.108                  2

TECHNOLOGY PORTFOLIO
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $0.714                $0.359                 398

From 1/1/01 to 12/31/01                                                      $1.416                $0.714                 614
From 1/7/01* to 12/31/00                                                     $2.000                $1.416                 636

WANGER FOREIGN FORTY
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $2.159                $1.803                 166

From 1/1/01 to 12/31/01                                                      $2.984                $2.159                 183
From 1/1/01 to 12/31/00                                                      $3.074                $2.984                 154
From 9/2/99* to 12/31/99                                                     $2.000                $3.074                 13

WANGER INTERNATIONAL SMALL CAP
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $1.748                $1.485                1,020

From 1/1/01 to 12/31/01                                                      $2.250                $1.748                1,030
From 1/1/01 to 12/31/00                                                      $3.168                $2.250                 595
From 9/2/99* to 12/31/99                                                     $2.000                $3.168                 53

WANGER TWENTY
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $2.736                $2.492                 114

From 1/1/01 to 12/31/01                                                      $2.544                $2.736                 137
From 1/1/01 to 12/31/00                                                      $2.356                $2.544                 111
From 9/2/99* to 12/31/99                                                     $2.000                $2.356                 23

WANGER U.S. SMALLER COMPANIES
====================================================================================================================================

From 1/1/02 to 12/31/02                                                      $2.311                $1.896                1,503

From 1/1/01 to 12/31/01                                                      $2.104                $2.311                1,337
From 1/1/01 to 12/31/00                                                      $2.323                $2.104                 935
From 9/2/99* to 12/31/99                                                     $2.000                $2.323                 80


* Date Subaccount began operations

                                                                     [VERSION B]

                              PHOENIX FREEDOM EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2003

This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account ("Account"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.



THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix-Aberdeen International Series

[diamond] Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series

[diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
[diamond] Phoenix-Janus Flexible Income Series
[diamond] Phoenix-Kayne Large-Cap Core Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
[diamond] Phoenix-Lazard U.S. Multi-Cap Series
[diamond] Phoenix-Lord Abbett Bond-Debenture Series
[diamond] Phoenix-Lord Abbett Large-Cap Value Series [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
[diamond] Phoenix-MFS Investors Growth Stock Series
[diamond] Phoenix-MFS Investors Trust Series
[diamond] Phoenix-MFS Value Series

[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series

[diamond] Phoenix-Oakhurst Growth and Income Series
[diamond] Phoenix-Oakhurst Strategic Allocation Series
[diamond] Phoenix-Sanford Bernstein Global Value Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Seneca Mid-Cap Growth Series
[diamond] Phoenix-Seneca Strategic Theme Series
[diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Premier Equity Fund


THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------

[diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II

[diamond] Federated High Income Bond Fund II - Primary Shares


FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund


SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------

[diamond] Scudder VIT EAFE(R) Equity Index FunD
[diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger Foreign Forty
[diamond] Wanger International Small Cap
[diamond] Wanger Twenty
[diamond] Wanger U.S. Smaller Companies


    The contract is not a deposit or obligation of, underwritten or guaranteed by any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other s tate or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.

    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2003, has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.



IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:           [envelope]  PHL VARIABLE INSURANCE COMPANY
                                                                 ANNUITY OPERATIONS DIVISION

                                                                 PO Box 8027, Boston, MA 02266-8027


                                                     [telephone] TEL. 800/541-0171


                                TABLE OF CONTENTS

Heading                                                   Page
-------------------------------------------------------------------
SUMMARY OF EXPENSES.......................................    3

CONTRACT SUMMARY..........................................    6
FINANCIAL HIGHLIGHTS......................................    7
PERFORMANCE HISTORY.......................................    7
THE VARIABLE ACCUMULATION ANNUITY.........................    7
PHL VARIABLE AND THE ACCOUNT .............................    7
INVESTMENTS OF THE ACCOUNT................................    8
   Participating Investment Funds.........................    8
   Investment Advisors....................................    8
PURCHASE OF CONTRACTS.....................................    8
DEDUCTIONS AND CHARGES....................................    8
   Mortality and Expense Risk Fee.........................    8
   Daily Administrative Fee...............................    9
   Annual Administrative Charge...........................    9
   Annual Step-up Fee.....................................    9
   Premium Tax............................................    9
   Reduced Charges, Credits and Bonus Guaranteed
      Interest Rates......................................    9
   Other Charges..........................................    9
THE ACCUMULATION PERIOD...................................    9
   Accumulation Units.....................................   10
   Accumulation Unit Values...............................   10
   Transfers .............................................   10
   Optional Programs and Riders...........................   10
   Withdrawals............................................   13
   Contract Termination...................................   13
   Payment Upon Death Before Maturity Date ...............   13
THE ANNUITY PERIOD........................................   14
   Annuity Payments.......................................   14
   Annuity Payment Options ...............................   15
   Other Options and Rates................................   16
   Other Conditions.......................................   16
   Payment Upon Death After Maturity......................   16
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   17
   Valuation Date.........................................   17
   Valuation Period.......................................   17
   Accumulation Unit Value................................   17
   Net Investment Factor..................................   17
MISCELLANEOUS PROVISIONS..................................   17
   Assignment.............................................   17
   Payment Deferral.......................................   17
   Free Look Period.......................................   17
   Amendments to Contracts................................   17
   Substitution of Fund Shares............................   18
   Ownership of the Contract..............................   18
FEDERAL INCOME TAXES......................................   18
   Introduction...........................................   18
   Income Tax Status......................................   18
   Taxation of Annuities in General--Nonqualified Plans...   18
   Additional Considerations..............................   19
   Diversification Standards .............................   20
   Taxation of Annuities in General--Qualified Plans......   21
   Seek Tax Advice........................................   23
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   23
STATE REGULATION..........................................   23
REPORTS...................................................   24
VOTING RIGHTS.............................................   24
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   24
LEGAL MATTERS.............................................   24
SAI  .....................................................   24
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS....................  B-1
APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES.................  C-1

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage
       of amount surrendered.....................   0%                  This table describes the fees and expenses that you will
                                                                        pay at the time that you purchase the contract, surrender
    Transfer Charge(1)                                                  the contract or transfer cash value between the
       Current ..................................   None                subaccounts. State premium taxes may also be deducted.
       Maximum...................................   $20

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE

       Maximum(2).................................   $35

GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE(3) (as a percentage of the
       guaranteed annuitization value)...........   .40%

ANNUAL STEP-UP FEE(4) (as a percentage of the                           These tables describe the fees and expenses that you will
       step-up amount)...........................  0.15%                pay periodically during the time that you own the contract,
                                                   -----                not including annual fund fees and expenses.


ANNUAL SEPARATE ACCOUNT EXPENSES (as a
       percentage of average account value)

       Mortality and Expense Risk Fee............  1.475%
       Daily Administrative Fee..................  0.125%
                                                   ------
       Total Annual Separate Account Expenses....  1.600%

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES

                                        Minimum     Maximum             This table shows the minimum and maximum total operating
                                        -------     -------             expenses for the year ended 12/31/01, charged by the fund
    Total Annual Fund Operating                                         companies that you may pay periodically during the time
    Expenses (expenses that are                                         that you own the contract. More detail concerning the
    deducted from the fund assets                                       funds' fees and total and net fund operating expenses can
    include management fees,                                            be found after the Expense Examples and are contained in
    12b-1 fees and other expenses).....   0.32%      22.60%             the fund prospectuses.


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES                                                        This example is intended to help you compare the cost of
                                                                        investing in the contract with the cost of investing in
    If you surrender or annuitize at the end of the applicable          other variable annuity contracts. These costs include
    time period or do not surrender your contract, your costs           contract owner transaction expenses, contract fees,
    would be:                                                           separate account annual expenses and the maximum fund fees and expenses that were charged for the year ended 12/31/02.
DEATH BENEFIT OPTION 1

                  1 Year  3 Years  5 Years  10 Years                    The examples assume that you invest $10,000 in the contract
                  ----------------------------------                    for the time periods indicated. The examples also assume
                  $2,192  $5,392   $7,477   $10,043                     that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your
                                                                        actual costs may be higher or lower based on these
                                                                        assumptions.


DEATH BENEFIT OPTION 2
                  1 Year  3 Years  5 Years  10 Years
                  ---------------------------------

                  $2,204   $5,412   $7,497  $10,043
------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year.
(2) This charge is deducted on each contract anniversary on a pro rata basis from the investment options you have selected.
(3) The GMIB is an optional rider. The fee for this rider will be deducted annually on the contract anniversary, only if the rider is selected.
(4) We deduct this fee from the contract value on each contract anniversary up to and including the anniversary following the oldest owner's attained age 80 and upon full surrender if prior to the contract anniversary after the oldest owner's attained age 80. This fee will only be deducted if Death Benefit Option 2 is selected.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% (3)               1.64%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% (4)               1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% (4)               1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% (1)               9.33%(7)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%
Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-MFS Value                        (1.59%)       1.00%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%   Phoenix-Sanford Bernstein                (0.34%)       1.30%
                                                                       Small-Cap Value
                                                                     Phoenix-State Street Research            (8.33%)       1.00%
                                                                       Small-Cap Growth

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                                       After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)         0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%       0.25% (1)   0.17%        1.02%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%          (0.01%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%          (0.02%)         1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%          (0.00%)         1.12%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%          (0.27%)         0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%          (0.02%)         0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --             -- (9)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)         1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)         1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)         1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund and .68% for the Templeton Foreign Securities Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

Series                                                  Reimbursements & Waivers             Net Annual Fund Expenses
------                                                  ------------------------             ------------------------
Federated Fund for U.S. Government Securities II               (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary Shares            (0.25%)                                0.77%
VIP Contrafund(R) Portfolio                                    (0.04%)                                0.74%
VIP Growth Opportunities Portfolio                             (0.03%)                                0.77%
VIP Growth Portfolio                                           (0.06%)                                0.71%
Technology Portfolio                                           (0.14%)                                1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)



CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.

    Please refer to the "Glossary of Special Terms" in Appendix B.

OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers variable investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds. For more information, see "Investments of the Account." You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS

[diamond] Other than the minimum initial payment, there are no required premium payments.

[diamond] You may make premium payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond] Minimum initial premium payment - $30,000


[diamond] Minimum subsequent premium payments - $500

[diamond] Maximum total premium payments - $1,000,000 without our approval


     For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Premium payments are invested in one or more of the subaccounts.

[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable premium tax.

[diamond] Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEDUCTIONS AND CHARGES

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--1.475%. For more information, see
          "Mortality and Expense Risk Fee."

[diamond] Daily administrative fee--0.125% annually. For more information, see
          "Daily Administrative Fee."

FROM THE CONTRACT
[diamond] Annual Administrative Charge--$35 annually. For more information, see
          "Annual Administrative Charge."

[diamond] Transfer Charge--$0 currently. We reserve the right to impose a transfer fee of up to $20 after the first 12 transfers per contract year. For more information, see "Transfer Charge."

[diamond] Annual Step-up Fee--.15%. For more information, see "Annual Step-up
          Fee."


[diamond] Premium Taxes--we will reimburse ourself for such taxes upon remittance to the applicable state. For more information, see "Premium Tax" and Appendix C.

    For more information, see "Deductions and Charges."

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected. For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

DEATH BENEFIT OPTIONS
    The contract offers two death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero or is insufficient to cover any assessed charges, the contract will immediately terminate without value. PHL Variable will notify you in writing that the contract has terminated.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past 10 years, or since the subaccount began operations, if less. The subaccounts of this contract commenced operations as of the date of this prospectus; therefore, financial highlight information is not yet available. More information is contained in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for 1 year, 5 years and 10 years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $10,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of investment management fees, daily administrative fees, annual contract fees, mortality and expense risk fees, deducted from redemptions after 1 year and 5 years, respectively. See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable Insurance Company ("PHL Variable") is significantly different from a fixed annuity contract in that, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. The amounts that will be available for annuity payments under a contract will depend on the investment performance. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.


    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts.


PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Insurance Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

    Our executive office is located at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.

    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.


    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of PHL Variable Insurance Company.


    The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

[diamond] The Phoenix Edge Series Fund
[diamond] AIM Variable Insurance Funds
[diamond] The Alger American Fund
[diamond] Federated Insurance Series
[diamond] Fidelity(R) Variable Insurance Products
[diamond] Franklin Templeton Variable Insurance Products Trust

[diamond] Scudder Investment VIT Funds
[diamond] The Universal Institutional Funds, Inc.
[diamond] Wanger Advisors Trust


    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.


    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling our Annuity Operations Division at the address or telephone number provided on the first page of this prospectus.


    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable, and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.


    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
[diamond] Minimum initial premium payment--$30,000
[diamond] Minimum subsequent premium payments--$500

    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. We cannot accept total premium payments in excess of $1,000,000 without prior approval. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.


    Premium payments received under the contract will be allocated in any combination to any subaccount in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;

(2) the method and frequency of premium payments; and

(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is 1.475% and is assessed against the daily net assets of the subaccounts. Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.


    If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses.

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.


    The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts in which you have an interest. If you fully surrender your contract, the full administrative fee, if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $30,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect annuity payment options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.


TRANSFER CHARGE
    Currently, there is no charge for transfers. However, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. We reserve the right to limit the number of transfers to 12 per contract year.

ANNUAL STEP-UP FEE
    The annual step-up fee applies to Death Benefit Option 2 only. It is equal to the annual step-up fee percentage of .15%, multiplied by the annual step-up amount on the date the fee is deducted. We will deduct this fee annually on each contract anniversary up to and including the contract anniversary following the oldest owner's attained age 80 and upon full surrender of the contract if surrender is prior to the contract anniversary following the oldest owner's attained age 80. The fee will be deducted from the total contract value with each subaccount, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount.

PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and premium taxes, see "Appendix C."

REDUCED CHARGES AND CREDITS
    We may reduce or eliminate the mortality and expense risk fee or credit additional amounts when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) The size and type of the group of individuals to whom the contract is offered;

(2) The amount of anticipated premium payments;

(3) Whether there is a preexisting relationship with the Company, such as being an employee of the Company, or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) Internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of administrative charge or credit of additional amounts will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

    We do not pay commissions to broker-dealers that sell the contract. However, a broker-dealer may assess an advisory fee as compensation for his or her services. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS

    Your initial premium payment will be applied within two days of receipt at our Annuity Operations Division if the application or order form for a contract is complete. In the event that an incomplete application is received, we will notify your registered representative, who in turn will contact you. If the information that is required to complete the application is received within 5 days after the initial receipt of the application, the premium payment will be applied within two days of the completed application receipt date. If our Annuity Operations Division does not accept the application or order form within five business days of receipt by our Annuity Operations Division, then your premium payment will be immediately returned unless you request us to hold it while the application or order form is completed. Additional premium payments are used to purchase accumulation units of the subaccounts, at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS

    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts. A transfer from a subaccount will result in the redemption of accumulation units and in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Because excessive trading can hurt fund performance and therefore be detrimental to all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.


    A transfer charge may apply. For more information, see "Transfer Charge."

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

OPTIONAL PROGRAMS AND RIDERS

    You may elect optional programs and riders that we offer under the contract. The availability of these programs or riders may also be subject to state availability. We also reserve the right to change, add or delete optional programs and riders subject to any applicable law.


DOLLAR COST AVERAGING PROGRAM

    You also may elect to transfer funds automatically among the subaccounts on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of more than $1,000,000 requires our approval before we will accept them for processing. You must have an initial value of $2,000 in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount but may be allocated to multiple receiving subaccounts. Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day. Transfer charges do not apply to this program.

    The Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semi-annual or annual basis. Transfer charges do not apply to this program.

    The Asset Rebalancing Program is not available to individuals while the Dollar Cost Averaging Program is in effect.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax will be applied.


    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.


GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit that is provided by this rider would not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitants 90th birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D=   any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    The effective annual rate is equal to 5%.

RIDER FEE
    The fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount bearing a pro rata share of such fee based on the proportionate contract value of each subaccount. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER
    This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;


4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitants named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitants named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

WITHDRAWALS


    Prior to the maturity date, amounts held under the contract may be withdrawn in whole or in part, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals. After the maturity date, unscheduled withdrawals may only be made if you have selected Annuity Payment Options K or
L. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans in accordance with Internal Revenue Service regulations. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities."

    Requests for partial or full withdrawals should be mailed to our Annuity Operations Division.


CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation date, the contract value is zero or insufficient to cover any assessed charges. PHL Variable will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

DEATH BENEFIT
    The death benefit guarantees that the proceeds will not be less than the premium payments paid for the contract (less any adjusted partial withdrawals). The owner elects the death benefit at the time that the initial premium payment is made. If no option has been chosen, Death Benefit Option 1 will apply. If the owner elects Death Benefit Option 2, the annual step-up fee will apply. For more information, see "Annual Step-up Fee."

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?

[diamond] DEATH OF AN OWNER
          If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond] DEATH OF AN OWNER - MULTIPLE OWNERS
          If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, a death benefit is not paid. The owner may appoint a new joint annuitant.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the same death benefit option will remain in effect.

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner. If a joint annuitant dies prior to the maturity date, a death benefit is not paid and the owner may elect a new joint annuitant. The death of the primary annuitant will be treated as the death of the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond] DEATH BENEFIT 1--RETURN OF PREMIUM
          Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

             a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below) and any premium tax; or
             b)  the contract value on the claim date.

[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

          Prior to the contract anniversary following the oldest owner's attained age 80, the death benefit is the greater of:

             a) the sum of all premium payments, less adjusted partial withdrawals (as defined below) and any premium tax; or
             b)  the contract value on the claim date; or
             c)  the annual step-up amount (as defined below).

          on or after the contract anniversary following the oldest owner's attained age 80, the death benefit is the greater of:

             a) the death benefit in effect at the end of the contract year prior to the owner turning age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) and any premium tax; or
             b)  the contract value on the claim date.

          If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract, the death benefit will be calculated using the surviving spouse's attained age.

          Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

          Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any premium tax due. For more information, see "Premium Tax" and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").


    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered

Annuities," "Keogh Plans" and "Individual Retirement Accounts."


ANNUITY PAYMENT OPTIONS

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option.


    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K are described in more detail in the contract and in the SAI.


    The level of annuity payments payable under the following annuity payment options is based upon the annuity payment option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.


    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.


    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the annuity payment options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.


OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the annuitant is living. No income is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVORSHIP LIFE ANNUITY
     A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for 10 years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVORSHIP VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. The net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus
2. The sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Option M.

PAYMENT UPON DEATH AFTER MATURITY
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date" Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option I.


    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL

    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within 10 days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If applicable state law requires, we will return the full amount of any premium payments we received.

    In states that require return of premium payments during the Free Look Period, we reserve the right to issue the Temporary Money Market Allocation Amendment with the contract, during periods of extreme market volatility. If this amendment is issued with your contract, we will allocate those portions of your initial premium payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.


SUBSTITUTION OF FUND SHARES
    If, in our judgment, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.


TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts owned by non-natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit options under the contract. One or more of the options available may, in some cases, exceed the greater of the purchase price or the contract value. The IRS may take the position with respect to these death benefit options that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract or any amendments, riders or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of premium payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.


    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the

"exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the primary annuitant, who is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is a non-natural person, the death of the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.


    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.


DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefits options under the contract. We are of the opinion that the death benefit options available under the contract are part of the annuity contract. One or more of the options available may exceed the greater of the purchase price or the contract value. The contract and its amendments, riders or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit options are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. While we regard the death benefit options available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the rollover rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).


    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.


    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value; and (b) 50% of the contract value. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account (see Appendix B) by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account in accordance with the participant's most recent premium allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in item (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Contracts may be purchased from registered representatives of W.S. Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), located at One American Row, Hartford, Connecticut. WSG is a New York corporation incorporated on August 7, 1970, licensed to sell PHL Variable insurance policies as well as policies, annuity contracts and funds of companies affiliated with PHL Variable. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of PHL Variable.


    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO.


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the

Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount, for which no timely instructions from owners are received, in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.



TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.



LEGAL MATTERS
--------------------------------------------------------------------------------

    Matthew A. Swendiman, Counsel, Joseph P. DeCresce, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.



SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

[diamond] Underwriter
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------

                                                                                Investment Type

                                              --------------------------------------------------------------------------------------

                                                           Domestic   Domestic   Domestic    Growth          International    Money
             Series                                 Bond    Blend      Growth     Value     & Income   Index    Growth        Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                  |X|
Phoenix-AIM Mid-Cap Equity                                   |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                               |X|
Phoenix-Alliance/Bernstein Growth + Value                               |X|        |X|
Phoenix-Duff & Phelps Real Estate Securities                                                  |X|
Phoenix-Engemann Capital Growth                                         |X|
Phoenix-Engemann Small & Mid-Cap Growth                                 |X|
Phoenix-Goodwin Money Market                                                                                                   |X|
Phoenix-Goodwin Multi-Sector Fixed Income           |X|
Phoenix-Hollister Value Equity                                                     |X|
Phoenix-Janus Flexible Income                       |X|
Phoenix-Kayne Large-Cap Core                                 |X|
Phoenix-Kayne Small-Cap Quality Value                                              |X|
Phoenix-Lazard International Equity Select                                                                      |X|
Phoenix-Lazard Small-Cap Value                                                     |X|
Phoenix-Lazard U.S. Multi-Cap                                                      |X|
Phoenix-Lord Abbett Bond-Debenture                  |X|
Phoenix-Lord Abbett Large-Cap Value                                                |X|
Phoenix-Lord Abbett Mid-Cap Value                                                  |X|
Phoenix-MFS Investors Growth Stock                                      |X|
Phoenix-MFS Investors Trust                                                                   |X|
Phoenix-MFS Value                                                                  |X|
Phoenix-Northern Dow 30                                                                                 |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                    |X|

Phoenix-Oakhurst Growth and Income                                                            |X|

Phoenix-Oakhurst Strategic Allocation                                                         |X|
Phoenix-Sanford Bernstein Global Value                                                                          |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                            |X|
Phoenix-Sanford Bernstein Small-Cap Value                                          |X|
Phoenix-Seneca Mid-Cap Growth                                           |X|
Phoenix-Seneca Strategic Theme                                          |X|
Phoenix-State Street Research Small-Cap Growth                          |X|
AIM V.I. Capital Appreciation Fund                                      |X|
AIM V.I. Premier Equity Fund                                 |X|
Alger American Leveraged AllCap Portfolio                               |X|
Federated Fund for U.S. Government Securities II    |X|
Federated High Income Bond Fund II                  |X|
VIP Contrafund(R) Portfolio                                             |X|
VIP Growth Opportunities Portfolio                                      |X|
VIP Growth Portfolio                                                    |X|
Mutual Shares Securities Fund                                                                 |X|
Templeton Developing Markets Securities Fund                                                                    |X|
Templeton Foreign Securities Fund                                                                               |X|
Templeton Global Asset Allocation Fund                                                                          |X|
Templeton Growth Securities Fund                                                                                |X|
Scudder VIT EAFE(R) Equity Index Fund                                                                   |X|
Scudder VIT Equity 500 Index Fund                                                                       |X|
Technology Portfolio                                                    |X|
Wanger Foreign Forty                                                                                            |X|
Wanger International Small Cap                                                                                  |X|
Wanger Twenty                                                           |X|
Wanger U.S. Smaller Companies                                           |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                                ------------------------------------------------------------------------------------


                                                                           Duff &
                                                    Phoenix    Phoenix     Phelps                 Fred        Deutsche     Federated
                                                   Investment  Variable  Investment    AIM        Alger        Asset      Investment
                                                    Counsel,   Advisors, Management  Advisors,  Management,  Management,  Management
                 Series                               Inc.       Inc.        Co.       Inc.        Inc.         Inc.       Company
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                       |X|
Phoenix-AIM Mid-Cap Equity                                       |X|
Phoenix-Alliance/Bernstein Enhanced Index                        |X|
Phoenix-Alliance/Bernstein Growth + Value                        |X|
Phoenix-Duff & Phelps Real Estate Securities                                |X|
Phoenix-Engemann Capital Growth                      |X|
Phoenix-Engemann Small & Mid-Cap Growth              |X|
Phoenix-Goodwin Money Market                         |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|
Phoenix-Hollister Value Equity                       |X|
Phoenix-Janus Flexible Income                                    |X|
Phoenix-Kayne Large-Cap Core                         |X|
Phoenix-Kayne Small-Cap Quality Value                |X|
Phoenix-Lazard International Equity Select                       |X|
Phoenix-Lazard Small-Cap Value                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                    |X|
Phoenix-Lord Abbett Bond-Debenture                               |X|
Phoenix-Lord Abbett Large-Cap Value                              |X|
Phoenix-Lord Abbett Mid-Cap Value                                |X|
Phoenix-MFS Investors Growth Stock                               |X|
Phoenix-MFS Investors Trust                                      |X|
Phoenix-MFS Value                                                |X|
Phoenix-Northern Dow 30                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
Phoenix-Oakhurst Growth and Income                   |X|
Phoenix-Oakhurst Strategic Allocation                |X|
Phoenix-Sanford Bernstein Global Value                           |X|
Phoenix-Sanford Bernstein Mid-Cap Value                          |X|
Phoenix-Sanford Bernstein Small-Cap Value                        |X|
Phoenix-Seneca Mid-Cap Growth                        |X|
Phoenix-Seneca Strategic Theme                       |X|
Phoenix-State Street Research Small-Cap Growth                   |X|
AIM V.I. Capital Appreciation Fund                                                     |X|
AIM V.I. Premier Equity Fund                                                           |X|

Alger American Leveraged AllCap Portfolio                                                          |X|
Federated Fund for U.S. Government Securities II                                                                             |X|
Federated High Income Bond Fund II                                                                                           |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                           |X|
Scudder VIT Equity 500 Index Fund                                                                               |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                                ------------------------------------------------------------------------------------
                                                    Fidelity              Morgan
                                                   Management  Franklin   Stanley    Templeton  Templeton     Templeton   Wanger
                                                      and       Mutual   Investment   Asset      Global      Investment    Asset
                                                    Research   Advisers, Management  Management, Advisors     Counsel,   Management,
               Series                               Company      LLC        Inc.       Ltd.      Limited        Inc.        L.P.
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund

Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                          |X|
VIP Growth Opportunities Portfolio                   |X|
VIP Growth Portfolio                                 |X|
Mutual Shares Securities Fund                                    |X|
Templeton Developing Markets Securities Fund                                           |X|
Templeton Foreign Securities Fund                                                                               |X|
Templeton Global Asset Allocation Fund                                                                          |X|
Templeton Growth Securities Fund                                                                   |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                        |X|
Wanger Foreign Forty                                                                                                        |X|
Wanger International Small Cap                                                                                              |X|
Wanger Twenty                                                                                                               |X|
Wanger U.S. Smaller Companies                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                    Kayne
                                                                                                   Anderson
                                                Aberdeen       AIM       Alliance       Janus      Rudnick       Lazard      Lord,
                                                  Fund        Capital     Capital      Capital    Investment     Asset      Abbett
                                                 Managers,  Management,  Management,  Management  Management,  Management   & Co.
                Series                             Inc.        Inc.         L.P.         LLC         LLC          LLC        LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
Phoenix-AIM Mid-Cap Equity                                     |X|
Phoenix-Alliance/Bernstein Enhanced Index                                   |X|
Phoenix-Alliance/Bernstein Growth + Value                                   |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                            |X|
Phoenix-Kayne Large-Cap Core                                                                         |X|
Phoenix-Kayne Small-Cap Quality Value                                                                |X|
Phoenix-Lazard International Equity Select                                                                        |X|
Phoenix-Lazard Small-Cap Value                                                                                    |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                     |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                           |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                          |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                            |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                      |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
Phoenix-Sanford Bernstein Small-Cap Value                                   |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                      State
                                                              Northern      Roger       Seneca        Street
                                                   MFS         Trust      Engemann &    Capital     Research &
                                                Investment  Investments,  Associates,  Management,  Management
                Series                          Management     Inc.         Inc.         LLC         Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                             |X|
Phoenix-Engemann Small & Mid-Cap Growth                                     |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock                 |X|
Phoenix-MFS Investors Trust                        |X|
Phoenix-MFS Value                                  |X|
Phoenix-Northern Dow 30                                        |X|
Phoenix-Northern Nasdaq-100 Index(R)                           |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                            |X|
Phoenix-Seneca Strategic Theme                                                           |X|
Phoenix-State Street Research Small-Cap Growth                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ANNUITANT/JOINT ANNUITANT: There may be one or two annuitants. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences. If the contract is owned by a non-natural person, the annuitant will be considered the primary annuitant and cannot be changed after the contract has been issued.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N.


CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.


CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity providing payments with a fixed dollar amount after the first payment is made.

LOAN DEBT: Loan debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the first contract anniversary and no later than the annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period."

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of outstanding shares.

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary with the investment experience of the subaccounts.



APPENDIX C - DEDUCTIONS FOR PREMIUM TAXES QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED

California ..........................................                             X                   2.35%            0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25 *

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%

NOTE: The above premium tax deduction rates are as of January 1, 2003. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.


For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

* South Dakota law provides a lower rate of .8% that applies to premiums received in excess of $500,000. This provision is scheduled to expire on July 1, 2003 but may be extended.

                                     PART B

                                                                     [VERSION A]

                            RETIREMENT PLANNER'S EDGE

                  PHL VARIABLE ACCUMULATION ACCOUNT ("ACCOUNT')

                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut                                                PO Box 8027

                                                Boston, Massachusetts 02266-8027





                                   May 1, 2003


    This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2003. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.






                                TABLE OF CONTENTS

                                                                           PAGE

Underwriter..........................................................        2

Performance History..................................................        2

Calculation of Yield and Return......................................        5

Calculation of Annuity Payments .....................................        6

Experts .............................................................        7

Separate Account Financial Statements................................     SA-1

Company Financial Statements.........................................      F-1

UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.



                       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------
                                                      Inception
                        Subaccount                      Date*      1 Year  5 Years  10 Years Since Inception
---------------------------------------------------------------- --------- -------- -------- ----------------
Phoenix-Aberdeen International Series                 12/7/1994    -16.12%  -3.49%    N/A         1.68%
-------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                    10/29/2001    -12.26%    N/A     N/A        -5.77%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series      7/14/1997    -24.87%  -2.88%    N/A        -1.73%
-------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series     10/29/2001    -26.23%    N/A     N/A        -18.41%
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series   5/1/1995     10.40%    3.64%    N/A        10.87%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                12/7/1994    -25.98%  -8.77%    N/A         0.93%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series        8/15/2000    -29.92%    N/A     N/A        -30.17%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   12/7/1994    -0.12%    2.67%    N/A         3.07%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/7/1994     8.34%    3.09%    N/A         6.88%
-------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                 3/2/1998     -23.14%    N/A     N/A         1.72%
-------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                 12/20/1999     8.95%     N/A     N/A         6.37%
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                   8/12/2002      N/A      N/A     N/A        -3.98%
-------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series          8/12/2002      N/A      N/A     N/A         0.46%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series     8/12/2002      N/A      N/A     N/A        -4.74%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                 8/12/2002      N/A      N/A     N/A        -2.65%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                  8/12/2002      N/A      N/A     N/A        -0.04%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series             8/12/2002      N/A      N/A     N/A         5.79%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series            8/12/2002      N/A      N/A     N/A        -1.30%
-------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series              8/12/2002      N/A      N/A     N/A        -0.50%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series            12/20/1999    -29.95%    N/A     N/A        -21.58%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                   10/29/2001    -22.02%    N/A     N/A        -16.36%
-------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                             10/29/2001    -15.17%    N/A     N/A        -9.04%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                       12/20/1999    -16.80%    N/A     N/A        -9.50%
-------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series           8/15/2000    -38.57%    N/A     N/A        -43.85%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series             3/2/1998     -23.72%    N/A     N/A        -2.79%
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series          12/7/1994    -12.93%   2.47%    N/A         6.79%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series        11/20/2000    -15.78%    N/A     N/A        -9.76%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series        3/2/1998     -9.95%     N/A     N/A        -0.59%
-------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value Series     11/20/2000    -9.93%     N/A     N/A         4.24%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                  3/2/1998     -33.56%    N/A     N/A        -1.10%
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                 1/29/1996    -36.01%  -2.73%    N/A         1.33%
-------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth        8/12/2002      N/A      N/A     N/A         0.30%
Series
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    3/30/2001    -25.53%    N/A     N/A        -17.19%
-------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          3/30/2001    -31.35%    N/A     N/A        -20.34%
-------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio             6/5/2000     -34.95%    N/A     N/A        -29.28%
-------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II      7/15/1999     7.40%     N/A     N/A         6.19%
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                    7/15/1999    -0.15%     N/A     N/A        -3.83%
-------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                           6/5/2000     -10.81%    N/A     N/A        -12.11%
-------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                    6/5/2000     -23.13%    N/A     N/A        -20.70%
-------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                  6/5/2000     -31.30%    N/A     N/A        -25.13%
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         11/2/1998    -13.16%    N/A     N/A         2.72%
-------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund          5/1/1997     -1.66%   -6.93%    N/A        -12.67%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     5/1/1997     -19.82%  -3.60%    N/A        -1.77%
-------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                5/1/1997     -5.84%    0.76%    N/A         2.12%
-------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      5/1/1997     -19.75%   0.79%    N/A         1.76%
-------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                 7/15/1999    -22.81%    N/A     N/A        -15.78%
-------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                    10/29/2001    -23.52%    N/A     N/A        -16.14%
-------------------------------------------------------------------------------------------------------------
Technology Portfolio                                 12/20/1999    -49.80%    N/A     N/A        -40.88%
-------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                  2/1/1999     -16.60%    N/A     N/A         1.57%
-------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                        5/1/1995     -15.16%   3.65%    N/A         9.58%
-------------------------------------------------------------------------------------------------------------
Wanger Twenty                                         2/1/1999     -9.03%     N/A     N/A         8.92%
-------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                         5/1/1995     -18.09%   1.42%    N/A        11.33%
-------------------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, and mortality and expense risk charges. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


                                                       ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                    Subaccount                        1993   1994    1995    1996    1997     1998     1999   2000     2001     2002
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                36.54% -1.33%   8.07%  17.00%  10.49%   26.16%   27.83% -17.02% -25.13% -16.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                            -12.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                             29.86%   17.19% -12.70% -13.14% -24.75%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                                                                             -26.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                         31.26%  20.37%  -22.30%    3.33%  28.99%   5.12%  10.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               18.04%  0.06%  29.07%  11.01%  19.41%   28.21%   27.89% -18.93% -35.51% -25.86%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                                       -27.76% -29.80%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                   1.45%  2.40%   4.24%   3.56%   3.72%    3.64%    3.40%   4.56%   2.36%   0.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series     14.31% -6.80%  21.83%  10.85%   9.55%   -5.49%    3.99%   5.01%   4.60%   8.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                                                 22.61%  30.36% -19.12% -23.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                                                           4.96%   5.73%   9.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                                    -12.40% -24.92% -29.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                           -21.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                                     -15.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                                -6.87%  -7.30% -16.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                          -34.01% -38.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                             15.40%  -7.90%  -9.46% -23.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series          9.47% -2.77%  16.57%   7.53%  19.07%   19.12%    9.73%  -0.81%   0.44% -12.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                                         -8.15% -15.67%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                       -11.54%  15.29%  21.26%  -9.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value Series                                                                      14.14%  -9.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                  43.64%  12.16% -26.34% -33.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                               15.54%   42.71%   52.88% -12.71% -28.40% -35.89%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth
Series
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                           1.08%  33.81%  15.93%  11.93%   17.64%   42.61% -12.15% -24.36% -25.42%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                 2.59%  34.36%  13.41%  21.97%   30.57%   28.09% -15.83% -13.79% -31.24%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                   10.47%  18.01%   55.64%   75.59% -25.88% -17.12% -34.84%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                     7.26%   2.74%   7.07%    6.16%   -1.98%   9.45%   5.55%   7.52%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                  18.71%  12.71%  12.25%    1.27%    0.89% -10.29%  -0.05%  -0.03%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                  28.13%   22.42%  -8.01% -13.60% -10.69%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                           22.78%    2.73% -18.33% -15.65% -23.01%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                         37.44%   35.38% -12.30% -18.89% -31.18%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                        19.91%   25.84% -17.81% -25.75% -22.70%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                            26.92%   18.71% -10.49% -13.43% -23.40%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                         -24.72% -49.58% -49.68%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                                          7.78%  10.91%   5.55% -13.05%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                                       -30.38%  -22.14%   51.18% -33.01%  -9.38%  -1.55%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    44.43% -4.21%  13.46%  21.57%  11.93%    7.56%   21.54%  -3.73% -17.18% -19.70%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               24.12% -4.57%  20.57%  16.93%  13.67%    4.63%   20.86%  -1.35% -11.21%  -5.73%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                     31.89% -3.82%  23.23%  20.43%  10.05%   -0.42%   27.01%   5.69%  -2.69% -19.63%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                                                          -2.95% -27.65% -16.48%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                              30.19%  -2.83%   14.72%  123.40% -28.90% -22.40% -15.04%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                                                  7.94%   7.56%  -8.91%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                               44.57%  27.63%    7.18%   23.35%  -9.44%   9.82% -17.98%
------------------------------------------------------------------------------------------------------------------------------------

                            THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.275% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.


Example Calculation:
    The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Subaccount was based on the 7-day period ending December 31, 2002:

Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:.................  $1.000000
Value of the same account (excluding capital
   changes) at the end of the 7-day period:.........................    .999932
Calculation:
   Ending account value.............................................    .999932
   Less beginning account value.....................................   1.000000
   Net change in account value......................................  (0.000068)
Base period return:
   (net change/beginning account value).............................  (0.000068)
Current yield = return x (365/7) =..................................      -0.36%
Effective yield = [(1 + return)(365/7)] -1 =........................      -0.36%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

    (1) We assume a hypothetical $1,000 initial investment in the subaccount;

    (2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

    (3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

    (4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

    The formula in mathematical terms is:

    R = ((ERV / II)(1/n)) - 1

    Where:

      II    =   a hypothetical initial payment of
                $1,000
      R     =   average annual total return for the
                period
      n     =   number of years in the period
      ERV   =   ending redeemable value of the
                hypothetical $1,000 for the period
                [see (2) and (3) above]
    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM), (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series(1) performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:


    Barron's

    Business Week
    Changing Times
    Forbes
    Fortune
    Consumer Reports
    Investor's Business Daily
    Financial Planning
    Financial Services Weekly
    Financial World
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

    The Dow Jones Industrial Average(SM), (1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500(2)

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.



FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.


VARIABLE ANNUITY PAYMENTS
    Under all variable options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.


    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these annuity payment options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.


    Under Options I, J, M and N, the applicable annuity payment options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)4 projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.


    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account (Phoenix Retirement Planner's Edge) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Matthew A. Swendiman, Counsel, Joseph P. DeCresce and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.








(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------
                                                  [LOGO OF PHOENIX] PHOENIX
                                                     WEALTH MANAGEMENT(R)

      PHOENIX
         RETIREMENT
      PLANNER'S EDGE

       V A R I A B L E  A N N U I T Y  A N N U A L  R E P O R T

                  PHL VARIABLE ACCUMULATION ACCOUNT
                  DECEMBER 31, 2002

--------------------------------------------------------------------------------
VA0220AR (C)2003 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                     PHOENIX-             PHOENIX-                              PHOENIX-ALLIANCE/
                                     ABERDEEN           ABERDEEN NEW         PHOENIX-AIM            BERNSTEIN
                                   INTERNATIONAL           ASIA             MID-CAP EQUITY       GROWTH + VALUE
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                  --------------       --------------       --------------      -----------------
ASSETS
   Investment at cost             $    1,072,461       $      243,385       $       54,214       $       51,958
                                  ==============       ==============       ==============       ==============
   Investment at market           $      549,382       $      213,380       $       49,031       $       41,555
                                  --------------       --------------       --------------       --------------
       Total assets                      549,382              213,380               49,031               41,555
LIABILITIES
   Accrued expenses                          991                  363                   58                   43
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      548,391       $      213,017       $       48,973       $       41,512
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           448,180              107,968               26,220               26,311
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.223597       $     1.972972       $     1.867790       $     1.577733
                                  ==============       ==============       ==============       ==============

                                                          PHOENIX-
                                                          DEUTSCHE         PHOENIX-DUFF &           PHOENIX-
                                     PHOENIX-            NASDAQ-100          PHELPS REAL            ENGEMANN
                                  DEUTSCHE DOW 30         INDEX(R)        ESTATE SECURITIES      CAPITAL GROWTH
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  ---------------      --------------     -----------------      --------------
ASSETS
   Investment at cost             $      533,240       $      176,225       $      478,741       $    5,617,852
                                  ==============       ==============       ==============       ==============
   Investment at market           $      407,233       $      130,745       $      539,975       $    2,507,730
                                  --------------       --------------       --------------       --------------
       Total assets                      407,233              130,745              539,975            2,507,730
LIABILITIES
   Accrued expenses                          491                  126                  692                3,240
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      406,742       $      130,619       $      539,283       $    2,504,490
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           268,554              279,369              166,489            2,570,743
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.514561       $     0.467550       $     3.239157       $     0.974228
                                  ==============       ==============       ==============       ==============

                                     PHOENIX-                                  PHOENIX-
                                  ENGEMANN SMALL           PHOENIX-         GOODWIN MULTI-
                                    & MID-CAP           GOODWIN MONEY        SECTOR FIXED       PHOENIX-HOLLISTER
                                      GROWTH               MARKET               INCOME            VALUE EQUITY
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------       --------------      -----------------
ASSETS
   Investment at cost             $      492,563       $   10,979,530       $    1,975,900       $    2,288,351
                                  ==============       ==============       ==============       ==============
   Investment at market           $      297,650       $   10,979,530       $    1,979,545       $    1,612,334
                                  --------------       --------------       --------------       --------------
       Total assets                      297,650           10,979,530            1,979,545            1,612,334
LIABILITIES
   Accrued expenses                          407               11,862                2,299                1,973
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      297,243       $   10,967,668       $    1,977,246       $    1,610,361
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           399,528            5,058,213              814,963              936,279
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.743987       $     2.168289       $     2.426178       $     1.719960
                                  ==============       ==============       ==============       ==============

                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                   PHOENIX-J.P.
                                      MORGAN
                                     RESEARCH           PHOENIX-JANUS        PHOENIX-JANUS       PHOENIX-KAYNE
                                  ENHANCED INDEX       FLEXIBLE INCOME          GROWTH           LARGE-CAP CORE
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------       --------------       --------------
ASSETS
   Investment at cost             $    1,351,016       $    1,697,526       $    3,311,911       $       22,318
                                  ==============       ==============       ==============       ==============
   Investment at market           $      781,039       $    1,783,152       $    1,723,459       $       21,476
                                  --------------       --------------       --------------       --------------
       Total assets                      781,039            1,783,152            1,723,459               21,476
LIABILITIES
   Accrued expenses                        1,015                2,180                2,249                  204
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      780,024       $    1,780,972       $    1,721,210       $       21,272
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           632,178              740,700            1,852,838               11,077
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.233868       $     2.404445       $     0.928959       $     1.920470
                                  ==============       ==============       ==============       ==============

                                   PHOENIX-KAYNE       PHOENIX-LAZARD
                                     SMALL-CAP          INTERNATIONAL       PHOENIX-LAZARD       PHOENIX-LAZARD
                                   QUALITY VALUE        EQUITY SELECT       SMALL-CAP VALUE      U.S. MULTI-CAP
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------      ----------------      --------------

ASSETS
   Investment at cost             $        3,684       $       11,212       $       25,404       $        3,651
                                  ==============       ==============       ==============       ==============
   Investment at market           $        3,787       $       11,220       $       25,171       $        3,716
                                  --------------       --------------       --------------       --------------
       Total assets                        3,787               11,220               25,171                3,716
LIABILITIES
   Accrued expenses                            5                  357                   32                    5
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $        3,782       $       10,863       $       25,139       $        3,711
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding             1,882                5,702               12,911                1,856
                                  ==============       ==============       ==============       ==============
Unit value                        $     2.009128       $     1.905135       $     1.947009       $     1.999139
                                  ==============       ==============       ==============       ==============

                                   PHOENIX-LORD         PHOENIX-LORD         PHOENIX-MFS
                                 ABBETT LARGE-CAP      ABBETT MID-CAP      INVESTORS GROWTH        PHOENIX-MFS
                                      VALUE                VALUE                STOCK            INVESTORS TRUST
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                 ----------------      --------------      ----------------      ---------------
ASSETS
   Investment at cost             $       79,376       $       11,280       $       85,088       $       34,037
                                  ==============       ==============       ==============       ==============
   Investment at market           $       78,731       $       10,974       $       67,478       $       32,353
                                  --------------       --------------       --------------       --------------
       Total assets                       78,731               10,974               67,478               32,353
LIABILITIES
   Accrued expenses                           95                   14                   71                   39
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       78,636       $       10,960       $       67,407       $       32,314
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            39,836                5,508               44,339               19,894
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.974032       $     1.989919       $     1.520247       $     1.624310
                                  ==============       ==============       ==============       ==============

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                                                               PHOENIX-
                                                          PHOENIX-             OAKHURST         PHOENIX-SANFORD
                                   PHOENIX-MFS         OAKHURST GROWTH         STRATEGIC        BERNSTEIN GLOBAL
                                      VALUE              AND INCOME           ALLOCATION             VALUE
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       ---------------      --------------      ----------------
ASSETS
   Investment at cost             $      234,979       $    2,915,176       $    3,667,539       $       87,634
                                  ==============       ==============       ==============       ==============
   Investment at market           $      200,973       $    1,965,018       $    3,145,772       $       78,939
                                  --------------       --------------       --------------       --------------
       Total assets                      200,973            1,965,018            3,145,772               78,939
LIABILITIES
   Accrued expenses                          223                2,501                3,962                   94
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      200,750       $    1,962,517       $    3,141,810       $       78,845
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           112,028            1,421,393            1,719,385               50,308
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.791956       $     1.380700       $     1.827286       $     1.567228
                                  ==============       ==============       ==============       ==============

                                  PHOENIX-SANFORD     PHOENIX-SANFORD
                                   BERNSTEIN MID-     BERNSTEIN SMALL-      PHOENIX-SENECA        PHOENIX-SENECA
                                     CAP VALUE           CAP VALUE          MID-CAP GROWTH       STRATEGIC THEME
                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  ---------------     ----------------      --------------       ---------------
ASSETS
   Investment at cost             $    1,025,119       $      507,341       $    2,318,818       $    3,223,746
                                  ==============       ==============       ==============       ==============
   Investment at market           $      967,803       $      420,374       $    1,073,070       $    1,061,350
                                  --------------       --------------       --------------       --------------
       Total assets                      967,803              420,374            1,073,070            1,061,350
LIABILITIES
   Accrued expenses                        1,200                  487                1,317                1,329
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      966,603       $      419,887       $    1,071,753       $    1,060,021
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           384,402              204,090              682,798              993,217
                                  ==============       ==============       ==============       ==============
Unit value                        $     2.514562       $     2.057353       $     1.569649       $     1.067260
                                  ==============       ==============       ==============       ==============

                                   PHOENIX-STATE
                                  STREET RESEARCH        PHOENIX-VAN
                                      SMALL-CAP          KAMPEN FOCUS      AIM V.I. CAPITAL     AIM V.I. PREMIER
                                       GROWTH              EQUITY            APPRECIATION            EQUITY
                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------      ----------------     ----------------
ASSETS
   Investment at cost             $        9,362       $       38,818       $       68,420       $      112,247
                                  ==============       ==============       ==============       ==============
   Investment at market           $        9,186       $       21,764       $       50,161       $       83,256
                                  --------------       --------------       --------------       --------------
       Total assets                        9,186               21,764               50,161               83,256
LIABILITIES
   Accrued expenses                           12                   23                   38                   73
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $        9,174       $       21,741       $       50,123       $       83,183
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding             4,573               21,407               36,347               64,495
                                  ==============       ==============       ==============       ==============
Unit value                        $     2.005995       $     1.015640       $     1.379027       $     1.289763
                                  ==============       ==============       ==============       ==============

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                                       FEDERATED FUND
                                  ALGER AMERICAN          FOR U.S.          FEDERATED HIGH
                                     LEVERAGED           GOVERNMENT          INCOME BOND
                                      ALLCAP            SECURITIES II          FUND II          VIP CONTRAFUND(R)
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------      ----------------     -----------------
ASSETS
   Investment at cost             $      527,432       $   29,221,692       $    1,067,302       $      513,975
                                  ==============       ==============       ==============       ==============
   Investment at market           $      375,321       $   31,203,110       $      942,432       $      456,516
                                  --------------       --------------       --------------       --------------
       Total assets                      375,321           31,203,110              942,432              456,516
LIABILITIES
   Accrued expenses                          376               38,014                1,169                  567
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      374,945       $   31,165,096       $      941,263       $      455,949
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           466,328           12,685,854              518,939              312,879
                                  ==============       ==============       ==============       ==============
Unit value                        $     0.804037       $     2.456681       $     1.813824       $     1.457269
                                  ==============       ==============       ==============       ==============

                                                                                                   TEMPLETON
                                                                                                   DEVELOPING
                                    VIP GROWTH                               MUTUAL SHARES          MARKETS
                                   OPPORTUNITIES         VIP GROWTH           SECURITIES           SECURITIES
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------       --------------       --------------
ASSETS
   Investment at cost             $      102,415       $      668,072       $      705,091       $      125,906
                                  ==============       ==============       ==============       ==============
   Investment at market           $       84,117       $      508,072       $      639,275       $       84,578
                                  --------------       --------------       --------------       --------------
       Total assets                       84,117              508,072              639,275               84,578
LIABILITIES
   Accrued expenses                           94                  640                  807                  124
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       84,023       $      507,432       $      638,468       $       84,454
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            66,613              542,720              307,295               67,298
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.261363       $     0.934979       $     2.077706       $     1.254934
                                  ==============       ==============       ==============       ==============

                                    TEMPLETON            TEMPLETON            TEMPLETON            SCUDDER VIT
                                     FOREIGN            GLOBAL ASSET            GROWTH           EAFE(R) EQUITY
                                    SECURITIES           ALLOCATION           SECURITIES              INDEX
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------       --------------       --------------
ASSETS
   Investment at cost             $      453,448       $       95,864       $      514,345       $      416,022
                                  ==============       ==============       ==============       ==============
   Investment at market           $      243,508       $       70,922       $      397,354       $      261,340
                                  --------------       --------------       --------------       --------------
       Total assets                      243,508               70,922              397,354              261,340
LIABILITIES
   Accrued expenses                          496                  358                  468                  244
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      243,012       $       70,564       $      396,886       $      261,096
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           169,725               39,234              215,339              260,833
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.431797       $     1.798563       $     1.843005       $     1.000893
                                  ==============       ==============       ==============       ==============

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                     WANGER
                                   SCUDDER VIT                              WANGER FOREIGN        INTERNATIONAL
                                 EQUITY 500 INDEX        TECHNOLOGY             FORTY               SMALL CAP
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                 ----------------      --------------       --------------       --------------
ASSETS
   Investment at cost             $    1,002,059       $      864,624       $      541,523       $    3,366,491
                                  ==============       ==============       ==============       ==============
   Investment at market           $      934,733       $      143,076       $      299,508       $    1,517,273
                                  --------------       --------------       --------------       --------------
       Total assets                      934,733              143,076              299,508            1,517,273
LIABILITIES
   Accrued expenses                        1,932                  171                  351                2,045
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      932,801       $      142,905       $      299,157       $    1,515,228
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           572,516              397,889              165,901            1,020,226
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.629302       $     0.359159       $     1.803224       $     1.485189
                                  ==============       ==============       ==============       ==============

                                                         WANGER U.S.
                                                          SMALLER
                                  WANGER TWENTY          COMPANIES
                                    SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------
ASSETS
   Investment at cost             $      262,359       $    3,119,203
                                  ==============       ==============
   Investment at market           $      284,070       $    2,853,001
                                  --------------       --------------
       Total assets                      284,070            2,853,001
LIABILITIES
   Accrued expenses                          386                3,483
                                  --------------       --------------
NET ASSETS                        $      283,684       $    2,849,518
                                  ==============       ==============
Accumulation units outstanding           113,839            1,503,181
                                  ==============       ==============
Unit value                        $     2.491981       $     1.895659
                                  ==============       ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                             PHOENIX-           PHOENIX-                          PHOENIX-ALLIANCE/
                                                             ABERDEEN         ABERDEEN NEW       PHOENIX-AIM         BERNSTEIN
                                                           INTERNATIONAL          ASIA          MID-CAP EQUITY     GROWTH + VALUE
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT
                                                          --------------     --------------     --------------    -----------------
Investment income
    Distributions                                         $       17,622     $        5,465     $          -       $          197
Expenses
    Mortality, expense risk and administrative charges            16,756              4,226                401                538
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                         866              1,239               (401)              (341)
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                 587,528             88,729                192             (2,586)
Net realized gain distribution from Fund                             -                  -                   41                -
Net unrealized appreciation (depreciation) on investment         (71,396)             3,230             (5,183)           (10,631)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                    516,132             91,959             (4,950)           (13,217)
Net increase (decrease) in net assets resulting from
    operations                                            $      516,998     $       93,198     $       (5,351)    $      (13,558)
                                                          ==============     ==============     ==============     ==============

                                                                                PHOENIX-
                                                                                DEUTSCHE        PHOENIX-DUFF &        PHOENIX-
                                                             PHOENIX-          NASDAQ-100         PHELPS REAL         ENGEMANN
                                                          DEUTSCHE DOW 30       INDEX(R)       ESTATE SECURITIES   CAPITAL GROWTH
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          ---------------    --------------    -----------------   --------------
Investment income
    Distributions                                         $        5,937     $          -       $       19,328     $          -
Expenses
    Mortality, expense risk and administrative charges             6,538              1,326              7,105             41,802
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                        (601)            (1,326)            12,223            (41,802)
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                 (20,424)            (9,358)            (2,683)          (129,326)
Net realized gain distribution from Fund                           1,056                -                3,012                -
Net unrealized appreciation (depreciation) on investment         (78,877)           (39,603)            29,770           (824,668)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                    (98,245)           (48,961)            30,099           (953,994)
Net increase (decrease) in net assets resulting from
    operations                                            $      (98,846)    $      (50,287)    $       42,322     $     (995,796)
                                                          ==============     ==============     ==============     ==============

                                                              PHOENIX-                            PHOENIX-
                                                           ENGEMANN SMALL        PHOENIX-      GOODWIN MULTI-
                                                             & MID-CAP        GOODWIN MONEY     SECTOR FIXED      PHOENIX-HOLLISTER
                                                              GROWTH             MARKET            INCOME           VALUE EQUITY
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                          ---------------    --------------    ---------------    -----------------
Investment income
    Distributions                                         $          -       $      156,151     $      133,618     $       17,328
Expenses
    Mortality, expense risk and administrative charges             3,974            155,524             25,007             25,743
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                      (3,974)               627            108,611             (8,415)
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                  (5,894)               -               (2,196)           (32,829)
Net realized gain distribution from Fund                             -                  -                  -                  -
Net unrealized appreciation (depreciation) on investment         (96,315)               -               39,924           (462,092)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                   (102,209)               -               37,728           (494,921)
Net increase (decrease) in net assets resulting from
    operations                                            $     (106,183)    $          627     $      146,339     $     (503,336)
                                                          ==============     ==============     ==============     ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                            PHOENIX-J.P.
                                                              MORGAN
                                                             RESEARCH         PHOENIX-JANUS      PHOENIX-JANUS      PHOENIX-KAYNE
                                                          ENHANCED INDEX     FLEXIBLE INCOME        GROWTH         LARGE-CAP CORE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(4)
                                                          --------------     --------------     --------------     ---------------
Investment income
    Distributions                                         $        9,730     $       64,509     $          -       $           40
Expenses
    Mortality, expense risk and administrative charges            15,307             19,465             29,366            (11,135)
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                      (5,577)            45,044            (29,366)            11,175
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                (100,118)             3,296           (133,515)               -
Net realized gain distribution from Fund                             -                5,770                -                  -
Net unrealized appreciation (depreciation) on investment        (230,146)            77,909           (695,624)              (842)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                   (330,264)            86,975           (829,139)              (842)
Net increase (decrease) in net assets resulting from
    operations                                            $     (335,841)    $      132,019     $     (858,505)    $       10,333
                                                          ==============     ==============     ==============     ==============

                                                           PHOENIX-KAYNE     PHOENIX-LAZARD
                                                             SMALL-CAP        INTERNATIONAL    PHOENIX-LAZARD     PHOENIX-LAZARD
                                                           QUALITY VALUE      EQUITY SELECT    SMALL-CAP VALUE    U.S. MULTI-CAP
                                                           SUBACCOUNT(7)      SUBACCOUNT(5)     SUBACCOUNT(6)      SUBACCOUNT(7)
                                                          --------------     --------------    ---------------     --------------
Investment income
    Distributions                                         $           27     $          -       $           22     $            9
Expenses
    Mortality, expense risk and administrative charges                 9                360                 58                  9
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                          18               (360)               (36)               -
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                     -              (19,054)               -                  -
Net realized gain distribution from Fund                              15                -                  -                  -
Net unrealized appreciation (depreciation) on investment             103                  8               (233)                65
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                        118            (19,046)              (233)                65
Net increase (decrease) in net assets resulting from
    operations                                            $          136     $      (19,406)    $         (269)    $           65
                                                          ==============     ==============     ==============     ==============

                                                            PHOENIX-LORD      PHOENIX-LORD       PHOENIX-MFS
                                                          ABBETT LARGE-CAP   ABBETT MID-CAP    INVESTORS GROWTH      PHOENIX-MFS
                                                                VALUE             VALUE              STOCK         INVESTORS TRUST
                                                            SUBACCOUNT(3)     SUBACCOUNT(8)       SUBACCOUNT        SUBACCOUNT(2)
                                                          ----------------   ---------------   ----------------    ---------------
Investment income
    Distributions                                         $          154     $           31     $          -       $          123
Expenses
    Mortality, expense risk and administrative charges               183                 14                776                117
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                         (29)                17               (776)                 6
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                       3                -               (4,329)            (1,013)
Net realized gain distribution from Fund                             -                  -                    9                  6
Net unrealized appreciation (depreciation) on investment            (645)              (306)           (17,724)            (1,684)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                       (642)              (306)           (22,044)            (2,691)
Net increase (decrease) in net assets resulting from
    operations                                            $         (671)    $         (289)    $      (22,820)    $       (2,685)
                                                          ==============     ==============     ==============     ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                   PHOENIX-
                                                                                PHOENIX-           OAKHURST        PHOENIX-SANFORD
                                                            PHOENIX-MFS     OAKHURST GROWTH       STRATEGIC       BERNSTEIN GLOBAL
                                                               VALUE           AND INCOME         ALLOCATION            VALUE
                                                            SUBACCOUNT(1)      SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                          ---------------   ---------------     --------------    ----------------
Investment income
    Distributions                                         $        1,726     $       18,441     $       81,830     $          777
Expenses
    Mortality, expense risk and administrative charges             1,889             33,459             41,210                838
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                        (163)           (15,018)            40,620                (61)
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                  (6,077)           (40,974)          (128,083)                82
Net realized gain distribution from Fund                             177                -                  -                  -
Net unrealized appreciation (depreciation) on investment         (34,006)          (604,631)          (433,842)            (9,010)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                    (39,906)          (645,605)          (561,925)            (8,928)
Net increase (decrease) in net assets resulting from
    operations                                            $      (40,069)    $     (660,623)    $     (521,305)    $       (8,989)
                                                          ==============     ==============     ==============     ==============

                                                          PHOENIX-SANFORD   PHOENIX-SANFORD
                                                           BERNSTEIN MID-   BERNSTEIN SMALL-  PHOENIX-SENECA     PHOENIX-SENECA
                                                            CAP VALUE          CAP VALUE      MID-CAP GROWTH     STRATEGIC THEME
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                          ---------------   ----------------   ---------------    ---------------
Investment income
    Distributions                                         $        8,685     $        2,105     $          -       $          -
Expenses
    Mortality, expense risk and administrative charges            13,317              4,927             19,460             20,461
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                      (4,632)            (2,822)           (19,460)           (20,461)
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                 (36,055)            (1,178)           (50,383)          (190,996)
Net realized gain distribution from Fund                          73,556             18,769                -                  -
Net unrealized appreciation (depreciation) on investment        (195,973)           (93,165)          (513,802)          (473,532)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                   (158,472)           (75,574)          (564,185)          (664,528)
Net increase (decrease) in net assets resulting from
    operations                                            $     (163,104)    $      (78,396)    $     (583,645)    $     (684,989)
                                                          ==============     ==============     ==============     ==============

                                                           PHOENIX-STATE
                                                          STREET RESEARCH     PHOENIX-VAN
                                                             SMALL-CAP        KAMPEN FOCUS     AIM V.I. CAPITAL   AIM V.I. PREMIER
                                                              GROWTH             EQUITY          APPRECIATION          EQUITY
                                                           SUBACCOUNT(6)       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          ---------------    --------------    ----------------   ----------------
Investment income
    Distributions                                         $          -       $          -       $          -       $          333
Expenses
    Mortality, expense risk and administrative charges                28                653              1,102              1,236
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                         (28)              (653)            (1,102)              (903)
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                       1            (36,701)           (15,761)           (11,769)
Net realized gain distribution from Fund                             -                  -                  -                  -
Net unrealized appreciation (depreciation) on investment            (176)            17,104            (14,364)           (27,989)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                       (175)           (19,597)           (30,125)           (39,758)
Net increase (decrease) in net assets resulting from
    operations                                            $         (203)    $      (20,250)    $      (31,227)    $      (40,661)
                                                          ==============     ==============     ==============     ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                              FEDERATED FUND
                                                          ALGER AMERICAN         FOR U.S.        FEDERATED HIGH
                                                            LEVERAGED           GOVERNMENT        INCOME BOND
                                                             ALLCAP           SECURITIES II         FUND II       VIP CONTRAFUND(R)
                                                           SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                          --------------     ---------------    ---------------   -----------------
Investment income
    Distributions                                         $           32     $    1,077,042     $       69,769     $        2,608
Expenses
    Mortality, expense risk and administrative charges             5,634            384,897             11,074              5,959
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                      (5,602)           692,145             58,695             (3,351)
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                (119,332)          (149,575)            (2,628)           (19,506)
Net realized gain distribution from Fund                             -                  -                  -                  -
Net unrealized appreciation (depreciation) on investment         (53,743)         1,562,524            (55,310)           (29,920)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                   (173,075)         1,412,949            (57,938)           (49,426)
Net increase (decrease) in net assets resulting from
    operations                                            $     (178,677)    $    2,105,094     $          757     $      (52,777)
                                                          ==============     ==============     ==============     ==============

                                                                                                                     TEMPLETON
                                                                                                                     DEVELOPING
                                                           VIP GROWTH                            MUTUAL SHARES         MARKETS
                                                          OPPORTUNITIES        VIP GROWTH         SECURITIES         SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          --------------     --------------     --------------     --------------
Investment income
    Distributions                                         $          594     $          669     $        4,698     $        1,351
Expenses
    Mortality, expense risk and administrative charges             1,311              7,771              7,611              1,315
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                        (717)            (7,102)            (2,913)                36
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                  (6,747)           (55,725)            (2,318)            (1,324)
Net realized gain distribution from Fund                             -                  -               11,649                -
Net unrealized appreciation (depreciation) on investment         (19,517)          (154,174)           (83,166)                92
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                    (26,264)          (209,899)           (73,835)            (1,232)
Net increase (decrease) in net assets resulting from
    operations                                            $      (26,981)    $     (217,001)    $      (76,748)    $       (1,196)
                                                          ==============     ==============     ==============     ==============

                                                           TEMPLETON           TEMPLETON           TEMPLETON         SCUDDER VIT
                                                            FOREIGN           GLOBAL ASSET          GROWTH         EAFE(R) EQUITY
                                                           SECURITIES          ALLOCATION         SECURITIES           INDEX
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          --------------     --------------     --------------     --------------
Investment income
    Distributions                                         $       40,351     $        4,925     $        8,857     $        4,222
Expenses
    Mortality, expense risk and administrative charges             9,388              3,941              4,812              4,386
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                      30,963                984              4,045               (164)
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                 258,456            (65,977)            (5,326)            47,199
Net realized gain distribution from Fund                             -                  -                8,709                -
Net unrealized appreciation (depreciation) on investment         (58,708)            47,856            (97,707)           (67,661)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                    199,748            (18,121)           (94,324)           (20,462)
Net increase (decrease) in net assets resulting from
    operations                                            $      230,711     $      (17,137)    $      (90,279)    $      (20,626)
                                                          ==============     ==============     ==============     ==============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                       WANGER
                                                           SCUDDER VIT                           WANGER FOREIGN     INTERNATIONAL
                                                         EQUITY 500 INDEX      TECHNOLOGY            FORTY            SMALL CAP
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ----------------    --------------     --------------     --------------
Investment income
    Distributions                                         $       15,769     $          -       $          -       $          -
Expenses
    Mortality, expense risk and administrative charges             5,126              2,979              6,435             27,423
                                                          --------------     --------------     --------------     --------------
Net investment income (loss)                                      10,643             (2,979)            (6,435)           (27,423)
                                                          --------------     --------------     --------------     --------------
Net realized gain (loss) from share transactions                 148,783           (350,596)            69,431             49,888
Net realized gain distribution from Fund                               3                -                  -                  -
Net unrealized appreciation (depreciation) on investment         (67,375)           176,283            (56,410)          (196,065)
                                                          --------------     --------------     --------------     --------------
Net gain (loss) on investment                                     81,411           (174,313)            13,021           (146,177)
Net increase (decrease) in net assets resulting from
    operations                                            $       92,054     $     (177,292)    $        6,586     $     (173,600)
                                                          ==============     ==============     ==============     ==============

                                                                               WANGER U.S.
                                                                                 SMALLER
                                                          WANGER TWENTY         COMPANIES
                                                           SUBACCOUNT          SUBACCOUNT
                                                          --------------     --------------
Investment income
    Distributions                                         $          -       $        3,166
Expenses
    Mortality, expense risk and administrative charges             4,795             46,574
                                                          --------------     --------------
Net investment income (loss)                                      (4,795)           (43,408)
                                                          --------------     --------------
Net realized gain (loss) from share transactions                    (679)           (77,984)
Net realized gain distribution from Fund                             -                  -
Net unrealized appreciation (depreciation) on investment         (30,971)          (557,756)
                                                          --------------     --------------
Net gain (loss) on investment                                    (31,650)          (635,740)
Net increase (decrease) in net assets resulting from
    operations                                            $      (36,445)    $     (679,148)
                                                          ==============     ==============

Footnotes for Statements of Operations
For the period ended December 31, 2002

(1)  From inception March 5, 2002 to December 31, 2002.
(2)  From inception May 6, 2002 to December 31, 2002.
(3)  From inception September 13, 2002 to December 31, 2002.
(4)  From inception October 3, 2002 to December 31, 2002.
(5)  From inception October 14, 2002 to December 31, 2002.
(6)  From inception October 15, 2002 to December 31, 2002.
(7)  From inception October 29, 2002 to December 31, 2002.
(8)  From inception November 27, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                          PHOENIX-            PHOENIX-                            PHOENIX-ALLIANCE/
                                                          ABERDEEN          ABERDEEN NEW        PHOENIX-AIM          BERNSTEIN
                                                        INTERNATIONAL           ASIA           MID-CAP EQUITY      GROWTH + VALUE
                                                         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(1)        SUBACCOUNT
                                                       --------------      --------------      ---------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $          866      $        1,239      $         (401)     $         (341)
   Net realized gain (loss)                                   587,528              88,729                 233              (2,586)
   Net unrealized appreciation (depreciation)                 (71,396)              3,230              (5,183)            (10,631)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) resulting from operations          516,998              93,198              (5,351)            (13,558)
                                                       --------------      --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       257,165                  38                 -                   -
   Participant transfers                                   (1,085,387)             50,523              72,371              34,243
   Participant withdrawals                                    (20,371)           (101,738)            (18,047)                (27)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
       from participant transactions                         (848,593)            (51,177)             54,324              34,216
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets                     (331,595)             42,021              48,973              20,658
NET ASSETS
   Beginning of period                                        879,986             170,996                 -                20,854
                                                       --------------      --------------      --------------      --------------
   End of period                                       $      548,391      $      213,017      $       48,973      $       41,512
                                                       ==============      ==============      ==============      ==============

                                                                              PHOENIX-
                                                                              DEUTSCHE         PHOENIX-DUFF &          PHOENIX-
                                                          PHOENIX-           NASDAQ-100          PHELPS REAL           ENGEMANN
                                                       DEUTSCHE DOW 30        INDEX (R)       ESTATE SECURITIES     CAPITAL GROWTH
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                       ---------------     --------------     -----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)                        $         (601)     $       (1,326)     $       12,223      $      (41,802)
   Net realized gain (loss)                                   (19,368)             (9,358)                329            (129,326)
   Net unrealized appreciation (depreciation)                 (78,877)            (39,603)             29,770            (824,668)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) resulting from operations          (98,846)            (50,287)             42,322            (995,796)
                                                       --------------      --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        79,715              27,543              66,888             475,382
   Participant transfers                                        6,349              96,754              71,280             165,117
   Participant withdrawals                                    (36,620)            (25,716)            (60,746)           (236,444)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
       from participant transactions                           49,444              98,581              77,422             404,055
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets                      (49,402)             48,294             119,744            (591,741)
NET ASSETS
   Beginning of period                                        456,144              82,325             419,539           3,096,231
                                                       --------------      --------------      --------------      --------------
   End of period                                       $      406,742      $      130,619      $      539,283      $    2,504,490
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                           PHOENIX-                               PHOENIX-
                                                        ENGEMANN SMALL        PHOENIX-         GOODWIN MULTI-
                                                          & MID-CAP        GOODWIN MONEY        SECTOR FIXED      PHOENIX-HOLLISTER
                                                           GROWTH              MARKET              INCOME           VALUE EQUITY
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       ---------------     --------------      ---------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $       (3,974)     $          627      $      108,611      $       (8,415)
   Net realized gain (loss)                                    (5,894)                -                (2,196)            (32,829)
   Net unrealized appreciation (depreciation)                 (96,315)                -                39,924            (462,092)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) resulting from operations         (106,183)                627             146,339            (503,336)
                                                       --------------      --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        35,943          15,891,698             795,366             418,785
   Participant transfers                                       82,309           6,009,999              52,250             195,781
   Participant withdrawals                                    (31,175)        (23,031,566)           (270,460)           (195,511)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
       from participant transactions                           87,077          (1,129,869)            577,156             419,055
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets                      (19,106)         (1,129,242)            723,495             (84,281)
NET ASSETS
   Beginning of period                                        316,349          12,096,910           1,253,751           1,694,642
                                                       --------------      --------------      --------------      --------------
   End of period                                       $      297,243      $   10,967,668      $    1,977,246      $    1,610,361
                                                       ==============      ==============      ==============      ==============

                                                         PHOENIX-J.P.
                                                           MORGAN
                                                          RESEARCH          PHOENIX-JANUS       PHOENIX-JANUS       PHOENIX-KAYNE
                                                       ENHANCED INDEX      FLEXIBLE INCOME         GROWTH          LARGE-CAP CORE
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(4)
                                                       --------------      ---------------     ---------------     --------------
FROM OPERATIONS
   Net investment income (loss)                        $       (5,577)     $       45,044      $      (29,366)     $       11,175
   Net realized gain (loss)                                  (100,118)              9,066            (133,515)                -
   Net unrealized appreciation (depreciation)                (230,146)             77,909            (695,624)               (842)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) resulting from operations         (335,841)            132,019            (858,505)             10,333
                                                       --------------      --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       121,831             240,662             244,442                 -
   Participant transfers                                     (221,289)            698,543             427,310              10,939
   Participant withdrawals                                   (126,792)           (136,918)           (191,824)                -
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
       from participant transactions                         (226,250)            802,287             479,928              10,939
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets                     (562,091)            934,306            (378,577)             21,272
NET ASSETS
   Beginning of period                                      1,342,115             846,666           2,099,787                 -
                                                       --------------      --------------      --------------      --------------
   End of period                                       $      780,024      $    1,780,972      $    1,721,210      $       21,272
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                           SMALL-CAP        INTERNATIONAL       PHOENIX-LAZARD     PHOENIX-LAZARD
                                                         QUALITY VALUE      EQUITY SELECT      SMALL-CAP VALUE     U.S. MULTI-CAP
                                                         SUBACCOUNT(7)      SUBACCOUNT(5)       SUBACCOUNT(6)       SUBACCOUNT(7)
                                                       --------------      --------------      ---------------     --------------
FROM OPERATIONS
   Net investment income (loss)                        $           18      $         (360)     $          (36)     $          -
   Net realized gain (loss)                                        15             (19,054)                -                   -
   Net unrealized appreciation (depreciation)                     103                   8                (233)                 65
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) resulting from operations              136             (19,406)               (269)                 65
                                                       --------------      --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           -                   -                   -                   -
                                                       --------------                                              --------------
   Participant transfers                                        3,646              30,269              25,408               3,646
   Participant withdrawals                                        -                   -                   -                   -
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
       from participant transactions                            3,646              30,269              25,408               3,646
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets                        3,782              10,863              25,139               3,711
NET ASSETS
   Beginning of period                                            -                   -                   -                   -
                                                       --------------      --------------      --------------      --------------
   End of period                                       $        3,782      $       10,863      $       25,139      $        3,711
                                                       ==============      ==============      ==============      ==============

                                                          PHOENIX-LORD      PHOENIX-LORD        PHOENIX-MFS
                                                        ABBETT LARGE-CAP   ABBETT MID-CAP     INVESTORS GROWTH       PHOENIX-MFS
                                                             VALUE              VALUE              STOCK           INVESTORS TRUST
                                                         SUBACCOUNT(3)      SUBACCOUNT(8)       SUBACCOUNT          SUBACCOUNT(2)
                                                       --------------      --------------      ---------------     --------------
FROM OPERATIONS
   Net investment income (loss)                        $          (29)     $           17      $         (776)     $            6
   Net realized gain (loss)                                         3                 -                (4,320)             (1,007)
   Net unrealized appreciation (depreciation)                    (645)               (306)            (17,724)             (1,684)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) resulting from operations             (671)               (289)            (22,820)             (2,685)
                                                       --------------      --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           -                   -                30,555               2,452
   Participant transfers                                       79,307              11,249              51,930              32,509
   Participant withdrawals                                        -                   -               (13,147)                 38
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
       from participant transactions                           79,307              11,249              69,338              34,999
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets                       78,636              10,960              46,518              32,314
NET ASSETS
   Beginning of period                                            -                   -                20,889                 -
                                                       --------------      --------------      --------------      --------------
   End of period                                       $       78,636      $       10,960      $       67,407      $       32,314
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                  PHOENIX-
                                                                               PHOENIX-           OAKHURST        PHOENIX-SANFORD
                                                         PHOENIX-MFS       OAKHURST GROWTH        STRATEGIC       BERNSTEIN GLOBAL
                                                            VALUE            AND INCOME          ALLOCATION            VALUE
                                                        SUBACCOUNT(1)        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       --------------      --------------      ---------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                        $         (163)     $      (15,018)     $       40,620      $          (61)
   Net realized gain (loss)                                    (5,900)            (40,974)           (128,083)                 82
   Net unrealized appreciation (depreciation)                 (34,006)           (604,631)           (433,842)             (9,010)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) resulting from operations          (40,069)           (660,623)           (521,305)             (8,989)
                                                       --------------      --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       250,400             213,920             765,778               3,026
   Participant transfers                                       12,051            (140,562)          1,953,782              39,305
   Participant withdrawals                                    (21,632)           (335,128)           (341,646)             (7,207)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
       from participant transactions                          240,819            (261,770)          2,377,914              35,124
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets                      200,750            (922,393)          1,856,609              26,135
NET ASSETS
   Beginning of period                                            -             2,884,910           1,285,201              52,710
                                                       --------------      --------------      --------------      --------------
   End of period                                       $      200,750      $    1,962,517      $    3,141,810      $       78,845
                                                       ==============      ==============      ==============      ==============

                                                        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                        BERNSTEIN MID-     BERNSTEIN SMALL-    PHOENIX-SENECA       PHOENIX-SENECA
                                                          CAP VALUE          CAP VALUE         MID-CAP GROWTH      STRATEGIC THEME
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       --------------      --------------      ---------------     ---------------
FROM OPERATIONS
   Net investment income (loss)                        $       (4,632)     $       (2,822)     $      (19,460)     $      (20,461)
   Net realized gain (loss)                                    37,501              17,591             (50,383)           (190,996)
   Net unrealized appreciation (depreciation)                (195,973)            (93,165)           (513,802)           (473,532)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) resulting from operations         (163,104)            (78,396)           (583,645)           (684,989)
                                                       --------------      --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       228,578              86,666             163,976              73,554
   Participant transfers                                      362,728             266,388            (104,111)           (290,644)
   Participant withdrawals                                   (130,059)            (21,282)           (131,260)           (155,276)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
       from participant transactions                          461,247             331,772             (71,395)           (372,366)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets                      298,143             253,376            (655,040)         (1,057,355)
NET ASSETS
   Beginning of period                                        668,460             166,511           1,726,793           2,117,376
                                                       --------------      --------------      --------------      --------------
   End of period                                       $      966,603      $      419,887      $    1,071,753      $    1,060,021
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                        PHOENIX-STATE
                                                       STREET RESEARCH       PHOENIX-VAN
                                                          SMALL-CAP          KAMPEN FOCUS     AIM V.I. CAPITAL    AIM V.I. PREMIER
                                                           GROWTH              EQUITY           APPRECIATION           EQUITY
                                                        SUBACCOUNT(6)        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       --------------      --------------     ----------------    ----------------
FROM OPERATIONS
   Net investment income (loss)                        $          (28)     $         (653)     $       (1,102)     $         (903)
   Net realized gain (loss)                                         1             (36,701)            (15,761)            (11,769)
   Net unrealized appreciation (depreciation)                    (176)             17,104             (14,364)            (27,989)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) resulting from operations             (203)            (20,250)            (31,227)            (40,661)
                                                       --------------      --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           -                   -                37,039              68,454
   Participant transfers                                        9,377             (18,055)            (12,534)             16,143
   Participant withdrawals                                        -               (15,166)             (2,004)             (7,479)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
       from participant transactions                            9,377             (33,221)             22,501              77,118
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets                        9,174             (53,471)             (8,726)             36,457
NET ASSETS
   Beginning of period                                            -                75,212              58,849              46,726
                                                       --------------      --------------      --------------      --------------
   End of period                                       $        9,174      $       21,741      $       50,123      $       83,183
                                                       ==============      ==============      ==============      ==============

                                                                           FEDERATED FUND
                                                        ALGER AMERICAN        FOR U.S.         FEDERATED HIGH
                                                           LEVERAGED         GOVERNMENT         INCOME BOND
                                                            ALLCAP          SECURITIES II         FUND II         VIP CONTRAFUND(R)
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       --------------      --------------      ---------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                        $       (5,602)     $      692,145      $       58,695      $       (3,351)
   Net realized gain (loss)                                  (119,332)           (149,575)             (2,628)            (19,506)
   Net unrealized appreciation (depreciation)                 (53,743)          1,562,524             (55,310)            (29,920)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) resulting from operations         (178,677)          2,105,094                 757             (52,777)
                                                       --------------      --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        49,183          11,155,098             240,170              39,395
   Participant transfers                                       86,260            (670,912)            107,814             147,741
   Participant withdrawals                                    (68,047)           (303,295)            (79,495)            (50,038)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
       from participant transactions                           67,396          10,180,891             268,489             137,098
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets                     (111,281)         12,285,985             269,246              84,321
NET ASSETS
   Beginning of period                                        486,226          18,879,111             672,017             371,628
                                                       --------------      --------------      --------------      --------------
   End of period                                       $      374,945      $   31,165,096      $      941,263      $      455,949
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                     TEMPLETON
                                                                                                                     DEVELOPING
                                                         VIP GROWTH                            MUTUAL SHARES          MARKETS
                                                        OPPORTUNITIES        VIP GROWTH          SECURITIES          SECURITIES
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       --------------      --------------      --------------      --------------
FROM OPERATIONS
   Net investment income (loss)                        $         (717)     $       (7,102)     $       (2,913)     $           36
   Net realized gain (loss)                                    (6,747)            (55,725)              9,331              (1,324)
   Net unrealized appreciation (depreciation)                 (19,517)           (154,174)            (83,166)                 92
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) resulting from operations          (26,981)           (217,001)            (76,748)             (1,196)
                                                       --------------      --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        42,973             197,914             132,242               1,084
   Participant transfers                                       18,057             113,078             196,016              (4,429)
   Participant withdrawals                                     (5,241)            (65,760)            (22,300)             (7,078)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
       from participant transactions                           55,789             245,232             305,958             (10,423)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets                       28,808              28,231             229,210             (11,619)
NET ASSETS
   Beginning of period                                         55,215             479,201             409,258              96,073
                                                       --------------      --------------      --------------      --------------
   End of period                                       $       84,023      $      507,432      $      638,468      $       84,454
                                                       ==============      ==============      ==============      ==============

                                                         TEMPLETON           TEMPLETON           TEMPLETON          SCUDDER VIT
                                                          FOREIGN           GLOBAL ASSET           GROWTH          EAFE(R) EQUITY
                                                         SECURITIES          ALLOCATION          SECURITIES            INDEX
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       --------------      --------------      --------------      --------------
FROM OPERATIONS
   Net investment income (loss)                        $       30,963      $          984      $        4,045      $         (164)
   Net realized gain (loss)                                   258,456             (65,977)              3,383              47,199
   Net unrealized appreciation (depreciation)                 (58,708)             47,856             (97,707)            (67,661)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) resulting from operations          230,711             (17,137)            (90,279)            (20,626)
                                                       --------------      --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        67,092                 -               171,864              71,437
   Participant transfers                                     (324,257)             (7,892)            136,301              19,949
   Participant withdrawals                                    (12,186)           (206,417)             (2,487)            (16,140)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
       from participant transactions                         (269,351)           (214,309)            305,678              75,246
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets                      (38,640)           (231,446)            215,399              54,620
NET ASSETS
   Beginning of period                                        281,652             302,010             181,487             206,476
                                                       --------------      --------------      --------------      --------------
   End of period                                       $      243,012      $       70,564      $      396,886      $      261,096
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                                                       WANGER
                                                         SCUDDER VIT                           WANGER FOREIGN       INTERNATIONAL
                                                       EQUITY 500 INDEX      TECHNOLOGY            FORTY              SMALL CAP
                                                          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                       --------------      --------------      --------------      --------------
FROM OPERATIONS
   Net investment income (loss)                        $       10,643      $       (2,979)     $       (6,435)     $      (27,423)
   Net realized gain (loss)                                   148,786            (350,596)             69,431              49,888
   Net unrealized appreciation (depreciation)                 (67,375)            176,283             (56,410)           (196,065)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) resulting from operations           92,054            (177,292)              6,586            (173,600)
                                                       --------------      --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       148,528              15,126              20,472              75,529
   Participant transfers                                      734,119            (113,015)           (104,892)           (122,417)
   Participant withdrawals                                    (45,105)            (20,238)            (17,903)            (64,577)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
       from participant transactions                          837,542            (118,127)           (102,323)           (111,465)
                                                       --------------      --------------      --------------      --------------
   Net increase (decrease) in net assets                      929,596            (295,419)            (95,737)           (285,065)
NET ASSETS
   Beginning of period                                          3,205             438,324             394,894           1,800,293
                                                       --------------      --------------      --------------      --------------
   End of period                                       $      932,801      $      142,905      $      299,157      $    1,515,228
                                                       ==============      ==============      ==============      ==============

                                                                             WANGER U.S.
                                                                              SMALLER
                                                        WANGER TWENTY        COMPANIES
                                                         SUBACCOUNT          SUBACCOUNT
                                                       --------------      --------------
FROM OPERATIONS
   Net investment income (loss)                        $       (4,795)     $      (43,408)
   Net realized gain (loss)                                      (679)            (77,984)
   Net unrealized appreciation (depreciation)                 (30,971)           (557,756)
                                                       --------------      --------------
   Net increase (decrease) resulting from operations          (36,445)           (679,148)
                                                       --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                         9,980             326,369
   Participant transfers                                       13,330             285,681
   Participant withdrawals                                    (78,404)           (173,468)
                                                       --------------      --------------
   Net increase (decrease) in net assets resulting
       from participant transactions                          (55,094)            438,582
                                                       --------------      --------------
   Net increase (decrease) in net assets                      (91,539)           (240,566)
NET ASSETS
   Beginning of period                                        375,223           3,090,084
                                                       --------------      --------------
   End of period                                       $      283,684      $    2,849,518
                                                       ==============      ==============

Footnotes for Statements of Changes In Net Assets
For the period ended December 31, 2002

(1)  From inception March 5, 2002 to December 31, 2002.
(2)  From inception May 6, 2002 to December 31, 2002.
(3)  From inception September 13, 2002 to December 31, 2002.
(4)  From inception October 3, 2002 to December 31, 2002.
(5)  From inception October 14, 2002 to December 31, 2002.
(6)  From inception October 15, 2002 to December 31, 2002.
(7)  From inception October 29, 2002 to December 31, 2002.
(8)  From inception November 27, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                                                        PHOENIX-
                                                    PHOENIX-                      PHOENIX-ALLIANCE/                     DEUTSCHE
                                                    ABERDEEN        PHOENIX-      BERNSTEIN GROWTH      PHOENIX-       NASDAQ-100
                                                  INTERNATIONAL   ABERDEEN NEW        + VALUE        DEUTSCHE DOW 30    INDEX(R)
                                                    SUBACCOUNT   ASIA SUBACCOUNT    SUBACCOUNT(6)       SUBACCOUNT     SUBACCOUNT
                                                  -------------  ---------------  ----------------  ----------------  -------------
FROM OPERATIONS
     Net investment income (loss)                 $    (24,736)   $      3,606      $        (14)     $     (2,103)   $       (550)
     Net realized gain (loss)                          665,267          17,357               -               2,079         (19,783)
     Net unrealized appreciation (depreciation)       (241,632)          1,048               228           (39,504)          2,683
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) resulting from
         operations                                    398,899          22,011               214           (39,528)        (17,650)
                                                  ------------    ------------      ------------      ------------    ------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                              281,044           3,564               -             204,689          83,415
     Participant transfers                            (800,992)      1,700,363            20,640          (115,738)         11,063
     Participant withdrawals                            40,743      (1,780,095)              -             (61,354)         (9,232)
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets
         resulting from participant transactions      (479,205)        (76,168)           20,640            27,597          85,246
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets             (80,306)        (54,157)           20,854           (11,931)         67,596
NET ASSETS
     Beginning of period                               960,292         225,153               -             468,075          14,729
                                                  ------------    ------------      ------------      ------------    ------------
     End of period                                $    879,986    $    170,996      $     20,854      $    456,144    $     82,325
                                                  ============    ============      ============      ============    ============

                                                    PHOENIX-                                            PHOENIX-        PHOENIX-
                                                  DUFF & PHELPS     PHOENIX-                         ENGEMANN SMALL  FEDERATED U.S.
                                                   REAL ESTATE      ENGEMANN           PHOENIX-        & MID-CAP       GOVERNMENT
                                                   SECURITIES    CAPITAL GROWTH     ENGEMANN NIFTY       GROWTH           BOND
                                                   SUBACCOUNT      SUBACCOUNT      FIFTY SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                                  -------------  ---------------   ----------------  --------------  -------------
FROM OPERATIONS
     Net investment income (loss)                 $     10,410    $    (46,759)     $    (17,951)     $     (3,447)   $     11,371
     Net realized gain (loss)                           (1,566)       (104,841)         (239,152)           (2,152)         10,916
     Net unrealized appreciation (depreciation)         12,164      (1,530,876)         (416,511)          (64,408)         (9,788)
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) resulting from
         operations                                     21,008      (1,682,476)         (673,614)          (70,007)         12,499
                                                  ------------    ------------      ------------      ------------    ------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                              189,996         901,926            52,676            22,461           7,980
     Participant transfers                             (28,083)       (116,037)          (24,913)          158,861          59,292
     Participant withdrawals                            (3,605)       (178,385)         (153,497)          (14,764)         (3,330)
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets
         resulting from participant transactions       158,308         607,504          (125,734)          166,558          63,942
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets             179,316      (1,074,972)         (799,348)           96,551          76,441
NET ASSETS
     Beginning of period                               240,223       4,171,203         1,829,688           219,798         243,778
                                                  ------------    ------------      ------------      ------------    ------------
     End of period                                $    419,539    $  3,096,231      $  1,030,340      $    316,349    $    320,219
                                                  ============    ============      ============      ============    ============

                                                                    PHOENIX-
                                                    PHOENIX-     GOODWIN MULTI-                      PHOENIX-J.P.
                                                  GOODWIN MONEY   SECTOR FIXED   PHOENIX-HOLLISTER  MORGAN RESEARCH   PHOENIX-JANUS
                                                     MARKET          INCOME         VALUE EQUITY     ENHANCED INDEX   CORE EQUITY
                                                   SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                  -------------  --------------  -----------------  ---------------  -------------
FROM OPERATIONS
     Net investment income (loss)                 $    276,132    $     69,679      $     (7,399)     $    (10,326)   $     (6,810)
     Net realized gain (loss)                              -            (2,455)            7,895           (27,466)        (11,798)
     Net unrealized appreciation (depreciation)            -           (31,276)         (266,216)         (177,195)       (105,743)
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) resulting from
         operations                                    276,132          35,948          (265,720)         (214,987)       (124,351)
                                                  ------------    ------------      ------------      ------------    ------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                           18,462,900         512,028           745,095           217,407         310,142
     Participant transfers                          (1,168,604)        262,567           423,290           101,549          53,157
     Participant withdrawals                       (21,334,508)       (115,183)          (63,511)          (86,187)        (31,523)
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets
         resulting from participant transactions    (4,040,212)        659,412         1,104,874           232,769         331,776
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets          (3,764,080)        695,360           839,154            17,782         207,425
NET ASSETS
     Beginning of period                            15,860,990         558,391           855,488         1,324,333         725,701
                                                  ------------    ------------      ------------      ------------    ------------
     End of period                                $ 12,096,910    $  1,253,751      $  1,694,642      $  1,342,115    $    933,126
                                                  ============    ============      ============      ============    ============

                                                                                     PHOENIX-MFS      PHOENIX-MORGAN    PHOENIX-
                                                  PHOENIX-JANUS   PHOENIX-JANUS   INVESTORS GROWTH    STANLEY FOCUS     OAKHURST
                                                 FLEXIBLE INCOME      GROWTH            STOCK             EQUITY        BALANCED
                                                   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT(6)      SUBACCOUNT      SUBACCOUNT
                                                  -------------  --------------   ----------------   ---------------  ------------
FROM OPERATIONS
     Net investment income (loss)                 $     25,967    $    (31,035)     $        (37)     $     (2,200)   $     24,254
     Net realized gain (loss)                            6,215         (54,603)              -             (40,194)         31,657
     Net unrealized appreciation (depreciation)          6,308        (559,869)              114             7,858         (29,998)
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) resulting from
         operations                                     38,490        (645,507)               77           (34,536)         25,913
                                                  ------------    ------------      ------------      ------------    ------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                              169,064         469,307               -              11,193         555,615
     Participant transfers                             157,338         170,044            20,812           (79,908)         88,066
     Participant withdrawals                           (98,476)       (100,936)              -             (15,619)       (258,587)
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets
         resulting from participant transactions       227,926         538,415            20,812           (84,334)        385,094
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets             266,416        (107,092)           20,889          (118,870)        411,007
NET ASSETS
     Beginning of period                               580,250       2,206,879               -             194,082       1,734,231
                                                  ------------    ------------      ------------      ------------    ------------
     End of period                                $    846,666    $  2,099,787      $     20,889      $     75,212    $  2,145,238
                                                  ============    ============      ============      ============    ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                    PHOENIX-                                         PHOENIX-SANFORD
                                                     PHOENIX-       OAKHURST     PHOENIX-SANFORD    PHOENIX-SANFORD     BERNSTEIN
                                                  OAKHURST GROWTH  STRATEGIC     BERNSTEIN GLOBAL    BERNSTEIN MID-      SMALL-
                                                    AND INCOME     ALLOCATION         VALUE            CAP VALUE       CAP VALUE
                                                    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT(2)       SUBACCOUNT     SUBACCOUNT(1)
                                                  --------------  ------------   ----------------   ---------------  ---------------
FROM OPERATIONS
     Net investment income (loss)                 $    (23,338)   $     13,981      $        131      $       (100)   $         68
     Net realized gain (loss)                          (63,901)         13,572               111               899             349
     Net unrealized appreciation (depreciation)       (171,117)        (19,108)              315            99,589           6,198
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) resulting from
         operations                                   (258,356)          8,445               557           100,388           6,615
                                                  ------------    ------------      ------------      ------------    ------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                              491,384         574,414            48,413           152,316          22,844
     Participant transfers                             631,940         162,788             3,740            74,017         137,052
     Participant withdrawals                          (360,295)        (30,098)              -             (67,611)            -
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets
         resulting from participant transactions       763,029         707,104            52,153           158,722         159,896
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets             504,673         715,549            52,710           259,110         166,511
NET ASSETS
     Beginning of period                             2,380,237         569,652               -             409,350             -
                                                  ------------    ------------      ------------      ------------    ------------
     End of period                                $  2,884,910    $  1,285,201      $     52,710      $    668,460    $    166,511
                                                  ============    ============      ============      ============    ============

                                                                                                                         ALGER
                                                                                                                        AMERICAN
                                                                                                                       LEVERAGED
                                                 PHOENIX-SENECA  PHOENIX-SENECA    AIM V.I. CAPITAL                      ALLCAP
                                                 MID-CAP GROWTH  STRATEGIC THEME    APPRECIATION      AIM V.I. VALUE    PORTFOLIO
                                                   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT(4)     SUBACCOUNT(3)    SUBACCOUNT
                                                 --------------  ---------------   ----------------   --------------  ------------
FROM OPERATIONS
     Net investment income (loss)                 $    (25,661)   $    (33,622)     $       (249)     $       (116)   $     (6,627)
     Net realized gain (loss)                          (62,981)        (84,561)            4,966               935         (22,146)
     Net unrealized appreciation (depreciation)       (501,827)       (766,630)           (3,895)           (1,002)        (60,058)
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) resulting from
         operations                                   (590,469)       (884,813)              822              (183)        (88,831)
                                                  ------------    ------------      ------------      ------------    ------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                              431,113         276,360            56,821            32,704         163,493
     Participant transfers                             (27,421)        223,777             1,206            14,205          51,923
     Participant withdrawals                          (142,382)       (145,654)              -                 -           (48,697)
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets
         resulting from participant transactions       261,310         354,483            58,027            46,909         166,719
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets            (329,159)       (530,330)           58,849            46,726          77,888
NET ASSETS
     Beginning of period                             2,055,952       2,647,706               -                 -           408,338
                                                  ------------    ------------      ------------      ------------    ------------
     End of period                                $  1,726,793    $  2,117,376      $     58,849      $     46,726    $    486,226
                                                  ============    ============      ============      ============    ============

                                                                                   FEDERATED FUND
                                                  DEUTSCHE VIT                        FOR U.S.        FEDERATED HIGH       VIP
                                                 EAFE(R) EQUITY    DEUTSCHE VIT      GOVERNMENT        INCOME BOND     CONTRAFUND(R)
                                                     INDEX       EQUITY 500 INDEX  SECURITIES II         FUND II        PORTFOLIO
                                                   SUBACCOUNT      SUBACCOUNT(5)     SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                                 --------------  ----------------  --------------     --------------  --------------
FROM OPERATIONS
     Net investment income (loss)                 $     (4,073)   $         (7)     $    393,900      $     46,287    $     (2,540)
     Net realized gain (loss)                          (26,082)            -              13,752              (580)        (11,715)
     Net unrealized appreciation (depreciation)        (45,792)             49           405,342           (52,786)        (29,628)
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) resulting from
         operations                                    (75,947)             42           812,994            (7,079)        (43,883)
                                                  ------------    ------------      ------------      ------------    ------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                               29,406             400        15,667,929           200,419          83,530
     Participant transfers                             (45,431)          2,763         2,062,854           159,570          75,301
     Participant withdrawals                            (4,500)            -             (66,759)          (71,638)        (21,729)
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets
         resulting from participant transactions       (20,525)          3,163        17,664,024           288,351         137,102
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets             (96,472)          3,205        18,477,018           281,272          93,219
NET ASSETS
     Beginning of period                               302,948             -             402,093           390,745         278,409
                                                  ------------    ------------      ------------      ------------    ------------
     End of period                                $    206,476    $      3,205      $ 18,879,111      $    672,017    $    371,628
                                                  ============    ============      ============      ============    ============

                                                                                                                       TEMPLETON
                                                   VIP GROWTH                                                          DEVELOPING
                                                  OPPORTUNITIES    VIP GROWTH      MUTUAL SHARES    TEMPLETON ASSET     MARKETS
                                                   PORTFOLIO       PORTFOLIO         SECURITIES        STRATEGY        SECURITIES
                                                   SUBACCOUNT      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                  -------------   ------------     -------------    ---------------   ------------
FROM OPERATIONS
     Net investment income (loss)                 $       (407)   $     (3,339)     $        951      $       (267)   $     (1,066)
     Net realized gain (loss)                           (6,386)        (23,787)           17,146            11,861          47,496
     Net unrealized appreciation (depreciation)          1,949           2,280            (3,461)          (73,003)         (8,666)
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) resulting from
         operations                                     (4,844)        (24,846)           14,636           (61,409)         37,764
                                                  ------------    ------------      ------------      ------------    ------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                               14,225         304,023           131,198             1,000          12,812
     Participant transfers                              30,387         124,514            76,923           (14,404)        (62,916)
     Participant withdrawals                            (1,136)         (9,117)          (27,325)         (125,232)        (11,235)
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets
         resulting from participant transactions        43,476         419,420           180,796          (138,636)        (61,339)
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets              38,632         394,574           195,432          (200,045)        (23,575)
NET ASSETS
     Beginning of period                                16,583          84,627           213,826           502,055         119,648
                                                  ------------    ------------      ------------      ------------    ------------
     End of period                                $     55,215    $    479,201      $    409,258      $    302,010    $     96,073
                                                  ============    ============      ============      ============    ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                    TEMPLETON      TEMPLETON                                             WANGER
                                                     GROWTH       INTERNATIONAL      TECHNOLOGY                       INTERNATIONAL
                                                   SECURITIES      SECURITIES        PORTFOLIO       WANGER FOREIGN     SMALL CAP
                                                   SUBACCOUNT      SUBACCOUNT        SUBACCOUNT     FORTY SUBACCOUNT    SUBACCOUNT
                                                  ------------    -------------     ------------    ----------------  -------------
FROM OPERATIONS
     Net investment income (loss)                 $     18,555    $     (2,435)     $     (8,392)     $     (5,726)   $    (46,051)
     Net realized gain (loss)                           (1,444)        432,388           (87,270)           27,291       1,645,497
     Net unrealized appreciation (depreciation)        (23,449)       (147,993)         (408,418)         (141,316)     (1,125,612)
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) resulting from
         operations                                     (6,338)        281,960          (504,080)         (119,751)        473,834
                                                  ------------    ------------      ------------      ------------    ------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                              107,147          77,249           197,622            68,675         638,489
     Participant transfers                              16,455        (333,378)         (116,589)           (1,896)       (591,753)
     Participant withdrawals                            (9,967)         (2,738)          (39,330)          (10,824)        (59,469)
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets
         resulting from participant transactions       113,635        (258,867)           41,703            55,955         (12,733)
                                                  ------------    ------------      ------------      ------------    ------------
     Net increase (decrease) in net assets             107,297          23,093          (462,377)          (63,796)        461,101
NET ASSETS
     Beginning of period                                74,190         258,559           900,701           458,690       1,339,192
                                                  ------------    ------------      ------------      ------------    ------------
     End of period                                $    181,487    $    281,652      $    438,324      $    394,894    $  1,800,293
                                                  ============    ============      ============      ============    ============

                                                                   WANGER U.S.
                                                  WANGER TWENTY    SMALL CAP
                                                   SUBACCOUNT      SUBACCOUNT
                                                  -------------   ------------
FROM OPERATIONS
     Net investment income (loss)                 $     (4,912)   $    (33,922)
     Net realized gain (loss)                           (1,626)        (18,166)
     Net unrealized appreciation (depreciation)         32,897         296,361
                                                  ------------    ------------
     Net increase (decrease) resulting from
         operations                                     26,359         244,273
                                                  ------------    ------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                               84,571         622,780
     Participant transfers                              (9,932)        423,403
     Participant withdrawals                            (9,000)       (168,297)
                                                  ------------    ------------
     Net increase (decrease) in net assets
         resulting from participant transactions        65,639         877,886
                                                  ------------    ------------
     Net increase (decrease) in net assets              91,998       1,122,159
NET ASSETS
     Beginning of period                               283,225       1,967,925
                                                  ------------    ------------
     End of period                                $    375,223    $  3,090,084
                                                  ============    ============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2001

(1)  From inception April 2, 2001 to December 31, 2001
(2)  From inception June 11, 2001 to December 31, 2001
(3)  From inception July 3, 2001 to December 31, 2001
(4)  From inception July 11, 2001 to December 31, 2001
(5)  From inception November 7, 2001 to December 31, 2001
(6)  From inception November 15, 2001 to December 31, 2001

                        See Notes to Financial Statements

NOTE 1--ORGANIZATION

    The PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

    Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

    The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-------------------------------------------------------------------------------------------------------------------------------
 SERIES NAME                                            INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series                  High total return consistent with reasonable risk.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                       Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Mid-Cap Equity Series                      Long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Growth + Value Series       Long-term capital growth.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Dow 30 Series                         Track the total return of the Dow Jones Industrial Average(SM) before fund expenses.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Nasdaq-100 Index(R) Series            Track the total return of the Nasdaq-100 Index(R) before fund expenses.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities Series    Capital appreciation and income with approximately equal emphasis.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series                 Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small & Mid-Cap Growth Series         Long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                    As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series       Long-term total return.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                  Long-term capital appreciation. The series has a secondary investment objective to seek current income.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced Index Series     High total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within the market sectors found in the S&P 500.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                   Maximum total return consistent with the preservation of capital.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                            Long-term growth of capital in a manner consistent with the preservation of capital.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Large-Cap Core Series                    Long-term capital appreciation with dividend income as a secondary consideration.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Small-Cap Quality Value Series           Long-term capital appreciation with dividend income as a secondary consideration.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard International Equity Select Series      Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard Small-Cap Value Series                  Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard U.S. Multi-Cap Series                   Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Lord Abbett Bond-Debenture Series              High current income and long-term capital appreciation to produce a high total return.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Lord Abbett Large-Cap Value Series             Capital appreciation with income as a secondary consideration.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Lord Abbett Mid-Cap Value Series               Capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Growth Stock Series              Long-term growth of capital and future income rather than current income.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Trust Series                     Long-term growth of capital and secondarily to provide reasonable current income.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Value Series                               Capital appreciation and reasonable income.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income Series              Dividend growth, current income and capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series           High total return over an extended period of time consistent with prudent investment risk.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Global Value Series          Long-term capital growth through investment in equity securities of foreign and U.S. companies.
-------------------------------------------------------------------------------------------------------------------------------

                       PHOENIX RETIREMENT PLANNER'S EDGE
                       PHL VARIABLE ACCUMULATION ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
 SERIES NAME                                            INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series         Long-term capital appreciation. Current income is a secondary investment objective.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value Series       Long-term capital appreciation by investing primarily in small capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                   Capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                  Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-State Street Research Small-Cap Growth Series  Long-term capital growth.
-------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Focus Equity Series                 Capital appreciation by investing primarily in equity securities.
-------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                     Growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                           Long-term growth of capital with income as a secondary objective.
-------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio              Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government Securities II       Current income.
-------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                     High current income.
-------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                            Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                     Capital growth.
-------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                   Capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                          Capital appreciation with income as a secondary objective.
-------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund           Long-term capital appreciation.
-------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund                      Long-term capital growth.
-------------------------------------------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation Fund                 High total return.
-------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund                       Long-term capital growth.
-------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund                  Replicate, as closely as possible, before expenses, the performance of the EAFE? Index which measures international stock market performance.
-------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index Fund                      Replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Index which emphasizes stocks of large
                                                        U.S. companies.
-------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                   Long-term capital appreciation by investing primarily in equity securities of companies that the Adviser expects will benefit from their involvement in technology-related industries.
-------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                   Long-term capital growth.
-------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                         Long-term capital growth.
-------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                          Long-term capital growth.
-------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                          Long-term capital growth.
-------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

      A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

      B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

      C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

      D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

      E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

    Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:

SUBACCOUNT                                                                    PURCHASES                             SALES
----------                                                                    ---------                             -----
The Phoenix Edge Series Fund
    Phoenix-Aberdeen International Series                                $         64,411,796                $         65,260,311
    Phoenix-Aberdeen New Asia Series                                               10,543,118                          10,593,044
    Phoenix-AIM Mid-Cap Equity Series                                                  72,431                              18,408
    Phoenix-Alliance/Bernstein Growth + Value Series                                   65,366                              31,473
    Phoenix-Deutsche Dow 30 Series                                                    233,246                             183,415
    Phoenix-Deutsche Nasdaq-100 Index(R) Series                                       219,832                             122,553
    Phoenix-Duff & Phelps Real Estate Securities Series                               290,670                             197,865
    Phoenix-Engemann Capital Growth Series                                          1,576,033                           1,214,156
    Phoenix-Engemann Small & Mid-Cap Growth Series                                  1,604,405                           1,521,329
    Phoenix-Goodwin Money Market Series                                           167,293,634                         168,424,022
    Phoenix-Goodwin Multi-Sector Fixed Income Series                                1,414,570                             727,983
    Phoenix-Hollister Value Equity Series                                           1,061,619                             651,169
    Phoenix-J.P. Morgan Research Enhanced Index Series                                303,198                             535,592
    Phoenix-Janus Flexible Income Series                                            1,272,591                             418,425
    Phoenix-Janus Growth Series                                                     1,397,277                             946,972
    Phoenix-Kayne Large-Cap Core Series                                                22,322                                   4
    Phoenix-Kayne Small-Cap Quality Value Series                                        3,693                                   9
    Phoenix-Lazard International Equity Select Series                               1,149,642                           1,119,377
    Phoenix-Lazard Small-Cap Value Series                                              25,448                                  44
    Phoenix-Lazard U.S. Multi-Cap Series                                                3,660                                   9
    Phoenix-Lord Abbett Large-Cap Value Series                                         79,515                                 142
    Phoenix-Lord Abbett Mid-Cap Value Series                                           11,282                                   2
    Phoenix-MFS Investors Growth Stock Series                                         175,024                             106,407
    Phoenix-MFS Investors Trust Series                                                 59,442                              24,392
    Phoenix-MFS Value Series                                                          385,967                             144,911
    Phoenix-Oakhurst Growth and Income Series                                         303,421                             581,082
    Phoenix-Oakhurst Strategic Allocation Series                                    3,814,424                           1,393,430
    Phoenix-Sanford Bernstein Global Value Series                                      44,241                               9,111
    Phoenix-Sanford Bernstein Mid-Cap Value Series                                    892,916                             362,311
    Phoenix-Sanford Bernstein Small-Cap Value Series                                  594,640                             246,613
    Phoenix-Seneca Mid-Cap Growth Series                                              442,049                             533,555
    Phoenix-Seneca Strategic Theme Series                                             133,392                             527,408
    Phoenix-State Street Research Small-Cap Growth Series                               9,388                                  27
    Phoenix-Van Kampen Focus Equity Series                                              3,672                              37,659

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                    PURCHASES                             SALES
----------                                                                    ---------                             -----
AIM Variable Insurance Funds
    AIM V.I. Capital Appreciation Fund                                   $             87,862                $             66,495
    AIM V.I. Premier Equity Fund                                                      137,693                              61,458

The Alger American Fund
    Alger American Leveraged AllCap Portfolio                                         257,179                             195,631

Federated Insurance Series
    Federated Fund for U.S. Government Securities II                               30,021,817                          19,131,367
    Federated High Income Bond Fund II                                                513,859                             186,368

Fidelity(R) Variable Insurance Products
    VIP Contrafund(R) Portfolio                                                       227,481                              93,613
    VIP Growth Opportunities Portfolio                                                133,828                              78,731
    VIP Growth Portfolio                                                              367,329                             129,116

Franklin Templeton Variable Insurance Products Trust -- Class 2
    Mutual Shares Securities Fund                                                     427,914                             112,894
    Templeton Developing Markets Securities Fund                                        2,527                              12,912
    Templeton Foreign Securities Fund                                              45,859,707                          46,098,388
    Templeton Global Asset Allocation Fund                                              8,357                             221,748
    Templeton Growth Securities Fund                                                  378,020                              59,361

Scudder VIT Funds
    Scudder VIT EAFE(R) Equity Index Fund                                          10,068,810                           9,993,786
    Scudder VIT Equity 500 Index Fund                                               8,234,444                           7,384,328

The Universal Institutional Funds, Inc.
    Technology Portfolio                                                               29,283                             150,709

Wanger Advisors Trust
    Wanger Foreign Forty                                                            9,131,835                           9,240,827
    Wanger International Small Cap                                                 33,715,251                          33,856,051
    Wanger Twenty                                                                     116,158                             176,174
    Wanger U.S. Smaller Companies                                                   1,237,768                             842,618

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES

    A summary of Financial Highlights of the Account for the periods ended December 31, 2002 and 2001 follows:

                                                                                                   PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                      -------------------------------------
                                                                                          2002                     2001
                                                                                      ------------             ------------
THE PHOENIX EDGE SERIES FUND
    PHOENIX-ABERDEEN INTERNATIONAL SERIES
    Units                                                                                  448,180                  604,116
    Unit Value, end of period                                                          $  1.223597              $  1.456656
    Net assets, end of period (thousands)                                              $       548              $       880
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                        0.07%                   (1.41%)
    Total return                                                                            (16.00%)                 (25.13%)

    PHOENIX-ABERDEEN NEW ASIA SERIES
    Units                                                                                  107,968                   90,485
    Unit Value, end of period                                                          $  1.972972              $  1.889764
    Net assets, end of period (thousands)                                              $       213              $       171
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                        0.41%                    1.44%
    Total return                                                                              4.40%                   (0.40%)

    PHOENIX-AIM MID-CAP EQUITY SERIES(7)
    Units                                                                                   26,220                        -
    Unit Value, end of period                                                          $  1.867790                        -
    Net assets, end of period (thousands)                                              $        49                        -
    Mortality and Expense fees as a % of average net assets                                   1.40%(15)                   -
    Net investment income as a % of average net assets                                       (1.37%)(15)                  -
    Total return                                                                            (15.72%)                      -

    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(6)
    Units                                                                                   26,311                    9,766
    Unit Value, end of period                                                          $  1.577733              $  2.135425
    Net assets, end of period (thousands)                                              $        42              $        21
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%(15)
    Net investment income as a % of average net assets                                       (0.87%)                  (0.54%)(15)
    Total return                                                                            (26.12%)                   1.12%

    PHOENIX-DEUTSCHE DOW 30 SERIES
    Units                                                                                  268,554                  250,925
    Unit Value, end of period                                                          $  1.514561              $  1.817853
    Net assets, end of period (thousands)                                              $       407              $       456
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                       (0.13%)                  (0.65%)
    Total return                                                                            (16.68%)                  (0.73%)

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                                  -------------------------------------
                                                                                      2002                     2001
                                                                                  ------------             ------------
PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES
Units                                                                                  279,369                  108,370
Unit Value, end of period                                                          $  0.467550              $  0.759666
Net assets, end of period (thousands)                                              $       131              $        82
Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
Net investment income as a % of average net assets                                       (1.36%)                  (1.40%)
Total return                                                                            (38.45%)                  (0.73%)

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
Units                                                                                  166,489                  143,138
Unit Value, end of period                                                          $  3.239157              $  2.931018
Net assets, end of period (thousands)                                              $       539              $       420
Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
Net investment income as a % of average net assets                                        2.45%                    2.96%
Total return                                                                             10.51%                    5.12%

PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
Units                                                                                2,570,743                2,356,099
Unit Value, end of period                                                          $  0.974228              $  1.314123
Net assets, end of period (thousands)                                              $     2,504              $     3,096
Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
Net investment income as a % of average net assets                                       (1.37%)                  (1.34%)
Total return                                                                            (25.86%)                 (35.51%)

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
Units                                                                                  399,528                  298,480
Unit Value, end of period                                                          $  0.743987              $  1.059865
Net assets, end of period (thousands)                                              $       297              $       316
Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
Net investment income as a % of average net assets                                       (1.37%)                  (1.35%)
Total return                                                                            (29.80%)                 (27.76%)

PHOENIX-GOODWIN MONEY MARKET SERIES
Units                                                                                5,058,213                5,579,035
Unit Value, end of period                                                          $  2.168289              $  2.168280
Net assets, end of period (thousands)                                              $    10,968              $    12,097
Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
Net investment income as a % of average net assets                                        0.01%                    2.42%
Total return                                                                              0.00%                    2.36%

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                                  -------------------------------------
                                                                                      2002                     2001
                                                                                  ------------             ------------
PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
Units                                                                                  814,963                  560,472
Unit Value, end of period                                                          $  2.426178              $  2.236954
Net assets, end of period (thousands)                                              $     1,977              $     1,254
Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
Net investment income as a % of average net assets                                        6.16%                    7.56%
Total return                                                                              8.46%                    4.60%

PHOENIX-HOLLISTER VALUE EQUITY SERIES
Units                                                                                  936,279                  758,399
Unit Value, end of period                                                          $  1.719960              $  2.234500
Net assets, end of period (thousands)                                              $     1,610              $     1,695
Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
Net investment income as a % of average net assets                                       (0.45%)                  (0.53%)
Total return                                                                            (23.03%)                 (19.12%)

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES
Units                                                                                  632,178                  818,469
Unit Value, end of period                                                          $  1.233868              $  1.639788
Net assets, end of period (thousands)                                              $       780              $     1,342
Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
Net investment income as a % of average net assets                                       (0.50%)                  (0.72%)
Total return                                                                            (24.75%)                 (13.14%)

PHOENIX-JANUS FLEXIBLE INCOME SERIES
Units                                                                                  740,700                  384,054
Unit Value, end of period                                                          $  2.404445              $  2.204547
Net assets, end of period (thousands)                                              $     1,781              $       847
Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
Net investment income as a % of average net assets                                        3.29%                    3.45%
Total return                                                                              9.07%                    5.73%

PHOENIX-JANUS GROWTH SERIES
Units                                                                                1,852,838                1,585,921
Unit Value, end of period                                                          $  0.928959              $  1.324017
Net assets, end of period (thousands)                                              $     1,721              $     2,100
Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
Net investment income as a % of average net assets                                       (1.38%)                  (1.40%)
Total return                                                                            (29.84%)                 (24.92%)

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                                  -------------------------------------
                                                                                      2002                     2001
                                                                                  ------------             ------------
PHOENIX-KAYNE LARGE-CAP CORE SERIES(10)
Units                                                                                   11,077                        -
Unit Value, end of period                                                          $  1.920470                        -
Net assets, end of period (thousands)                                              $        21                        -
Mortality and Expense fees as a % of average net assets                                   1.40%(15)                   -
Net investment income as a % of average net assets                                      415.06%(15)                   -
Total return                                                                              6.16%                       -

PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(13)

Units                                                                                    1,882                        -
Unit Value, end of period                                                          $  2.009128                        -
Net assets, end of period (thousands)                                              $         4                        -
Mortality and Expense fees as a % of average net assets                                   1.40%(15)                   -
Net investment income as a % of average net assets                                        2.77%(15)                   -
Total return                                                                              3.72%                       -

PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(11)
Units                                                                                    5,702                        -
Unit Value, end of period                                                          $  1.905135                        -
Net assets, end of period (thousands)                                              $        11                        -
Mortality and Expense fees as a % of average net assets                                   1.40%(15)                   -
Net investment income as a % of average net assets                                       (1.42%)(15)                  -
Total return                                                                              4.76%                       -

PHOENIX-LAZARD SMALL-CAP VALUE SERIES(12)
Units                                                                                   12,911                        -
Unit Value, end of period                                                          $  1.947009                        -
Net assets, end of period (thousands)                                              $        25                        -
Mortality and Expense fees as a % of average net assets                                   1.40%(15)                   -
Net investment income as a % of average net assets                                       (0.88%)(15)                  -
Total return                                                                              3.60%                       -

PHOENIX-LAZARD U.S. MULTI-CAP SERIES(13)
Units                                                                                    1,856                        -
Unit Value, end of period                                                          $  1.999139                        -
Net assets, end of period (thousands)                                              $         4                        -
Mortality and Expense fees as a % of average net assets                                   1.40%(15)                   -
Net investment income as a % of average net assets                                           -(15)                    -
Total return                                                                              1.78%                       -

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                                  -------------------------------------
                                                                                      2002                     2001
                                                                                  ------------             ------------
PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(9)
Units                                                                                   39,836                        -
Unit Value, end of period                                                          $  1.974032                        -
Net assets, end of period (thousands)                                              $        79                        -
Mortality and Expense fees as a % of average net assets                                   1.40%(15)                   -
Net investment income as a % of average net assets                                       (0.22%)(15)                  -
Total return                                                                              0.29%                       -

PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(14)
Units                                                                                    5,508                        -
Unit Value, end of period                                                          $  1.989919                        -
Net assets, end of period (thousands)                                              $        11                        -
Mortality and Expense fees as a % of average net assets                                   1.40%(15)                   -
Net investment income as a % of average net assets                                        1.65%(15)                   -
Total return                                                                             (2.57%)                      -

PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(6)
Units                                                                                   44,339                    9,795
Unit Value, end of period                                                          $  1.520247              $  2.132675
Net assets, end of period (thousands)                                              $        67              $        21
Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%(15)
Net investment income as a % of average net assets                                       (1.37%)                  (1.41%)(15)
Total return                                                                            (28.72%)                   0.40%

PHOENIX-MFS INVESTORS TRUST SERIES
Units                                                                                   19,894                        -
Unit Value, end of period                                                          $  1.624310                        -
Net assets, end of period (thousands)                                              $        32                        -
Mortality and Expense fees as a % of average net assets                                   1.40%(15)                   -
Net investment income as a % of average net assets                                        0.07%(15)                   -
Total return                                                                            (16.94%)                      -

PHOENIX-MFS VALUE SERIES(2)
Units                                                                                  112,028                        -
Unit Value, end of period                                                          $  1.791956                        -
Net assets, end of period (thousands)                                              $       201                        -
Mortality and Expense fees as a % of average net assets                                   1.40%(15)                   -
Net investment income as a % of average net assets                                       (0.12%)(15)                  -
Total return                                                                            (17.72%)                      -

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                                  -------------------------------------
                                                                                      2002                     2001
                                                                                  ------------             ------------
PHOENIX-OAKHURST GROWTH AND INCOME SERIES
Units                                                                                1,421,393                1,596,351
Unit Value, end of period                                                          $  1.380700              $  1.807190
Net assets, end of period (thousands)                                              $     1,963              $     2,885
Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
Net investment income as a % of average net assets                                       (0.62%)                  (0.88%)
Total return                                                                            (23.60%)                  (9.46%)

PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
Units                                                                                1,719,385                  613,201
Unit Value, end of period                                                          $  1.827286              $  2.095890
Net assets, end of period (thousands)                                              $     3,142              $     1,285
Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
Net investment income as a % of average net assets                                        1.37%                    1.36%
Total return                                                                            (12.82%)                   0.44%

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(2)
Units                                                                                   50,308                   28,363
Unit Value, end of period                                                          $  1.567228              $  1.858384
Net assets, end of period (thousands)                                              $        79              $        53
Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%(15)
Net investment income as a % of average net assets                                       (0.10%)                   3.13%(15)
Total return                                                                            (15.67%)                  (7.08%)

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
Units                                                                                  384,402                  239,703
Unit Value, end of period                                                          $  2.514562              $  2.788704
Net assets, end of period (thousands)                                              $       967              $       668
Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
Net investment income as a % of average net assets                                       (0.48%)                  (0.02%)
Total return                                                                             (9.83%)                  21.26%

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
Units                                                                                  204,090                   72,989
Unit Value, end of period                                                          $  2.057353              $  2.281315
Net assets, end of period (thousands)                                              $       420              $       167
Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%(15)
Net investment income as a % of average net assets                                       (0.80%)                   0.11%(15)
Total return                                                                             (9.82%)                  14.07%

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                   PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                      -------------------------------------
                                                                                          2002                     2001
                                                                                      ------------             ------------
    PHOENIX-SENECA MID-CAP GROWTH SERIES
    Units                                                                                  682,798                  732,172
    Unit Value, end of period                                                          $  1.569649              $  2.358453
    Net assets, end of period (thousands)                                              $     1,072              $     1,727
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                       (1.37%)                  (1.40%)
    Total return                                                                            (33.45%)                 (26.34%)

    PHOENIX-SENECA STRATEGIC THEME SERIES
    Units                                                                                  993,217                1,271,858
    Unit Value, end of period                                                          $  1.067260              $  1.664789
    Net assets, end of period (thousands)                                              $     1,060              $     2,117
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                       (1.36%)                  (1.39%)
    Total return                                                                            (35.89%)                 (28.40%)

    PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(12)
    Units                                                                                    4,573                        -
    Unit Value, end of period                                                          $  2.005995                        -
    Net assets, end of period (thousands)                                              $         9                        -
    Mortality and Expense fees as a % of average net assets                                   1.40%(15)                   -
    Net investment income as a % of average net assets                                       (1.39%)(15)                  -
    Total return                                                                             (2.17%)                      -

    PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES
    Units                                                                                   21,407                   51,532
    Unit Value, end of period                                                          $  1.015640              $  1.459537
    Net assets, end of period (thousands)                                              $        22              $        75
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                       (1.36%)                  (1.41%)
    Total return                                                                            (30.41%)                 (16.28%)

AIM VARIABLE INSURANCE FUNDS
    AIM V.I. CAPITAL APPRECIATION FUND(4)
    Units                                                                                   36,347                   31,828
    Unit Value, end of period                                                          $  1.379027              $  1.848977
    Net assets, end of period (thousands)                                              $        50              $        59
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%(15)
    Net investment income as a % of average net assets                                       (1.36%)                  (1.42%)(15)
    Total return                                                                            (25.42%)                  (3.68%)

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                   PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                      -------------------------------------
                                                                                          2002                     2001
                                                                                      ------------             ------------
    AIM V.I. PREMIER EQUITY FUND(3)
    Units                                                                                   64,495                   24,912
    Unit Value, end of period                                                          $  1.289763              $  1.875662
    Net assets, end of period (thousands)                                              $        83              $        47
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%(15)
    Net investment income as a % of average net assets                                       (1.00%)                  (0.96%)(15)
    Total return                                                                            (31.24%)                  (8.27%)

THE ALGER AMERICAN FUND
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
    Units                                                                                  466,328                  394,059
    Unit Value, end of period                                                          $  0.804037              $  1.233892
    Net assets, end of period (thousands)                                              $       375              $       486
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                       (1.36%)                  (1.41%)
    Total return                                                                            (34.84%)                 (17.12%)

FEDERATED INSURANCE SERIES
    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
    Units                                                                               12,685,854                8,262,753
    Unit Value, end of period                                                          $  2.456681              $  2.284845
    Net assets, end of period (thousands)                                              $    31,165              $    18,879
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                        2.55%                    2.52%
    Total return                                                                              7.52%                    5.55%

    FEDERATED HIGH INCOME BOND FUND II
    Units                                                                                  518,939                  370,383
    Unit Value, end of period                                                          $  1.813824              $  1.814387
    Net assets, end of period (thousands)                                              $       941              $       672
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                        7.48%                    8.00%
    Total return                                                                             (0.03%)                  (0.05%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    VIP CONTRAFUND(R) PORTFOLIO
    Units                                                                                  312,879                  227,746
    Unit Value, end of period                                                          $  1.457269              $  1.631763
    Net assets, end of period (thousands)                                              $       456              $       372
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                       (0.78%)                  (0.80%)
    Total return                                                                            (10.69%)                 (13.60%)

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                   PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                      -------------------------------------
                                                                                          2002                     2001
                                                                                      ------------             ------------
    VIP GROWTH OPPORTUNITIES PORTFOLIO
    Units                                                                                   66,613                   33,701
    Unit Value, end of period                                                          $  1.261363              $  1.638368
    Net assets, end of period (thousands)                                              $        84              $        55
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                       (0.75%)                  (1.19%)
    Total return                                                                            (23.01%)                 (15.56%)

    VIP GROWTH PORTFOLIO
    Units                                                                                  542,720                  352,730
    Unit Value, end of period                                                          $  0.934979              $  1.358549
    Net assets, end of period (thousands)                                              $       507              $       479
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                       (1.25%)                  (1.41%)
    Total return                                                                            (31.18%)                 (18.89%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
    MUTUAL SHARES SECURITIES FUND
    Units                                                                                  307,295                  171,277
    Unit Value, end of period                                                          $  2.077706              $  2.389458
    Net assets, end of period (thousands)                                              $       638              $       409
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                       (0.54%)                   0.33%
    Total return                                                                            (13.05%)                   5.55%

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND
    Units                                                                                   67,298                   75,374
    Unit Value, end of period                                                          $  1.254934              $  1.274629
    Net assets, end of period (thousands)                                              $        84              $        96
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                        0.04%                   (0.75%)
    Total return                                                                             (1.55%)                  (9.38%)

    TEMPLETON FOREIGN SECURITIES FUND
    Units                                                                                  169,725                  157,954
    Unit Value, end of period                                                          $  1.431797              $  1.783127
    Net assets, end of period (thousands)                                              $       243              $       282
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                        4.58%                   (0.24%)
    Total return                                                                            (19.70%)                 (17.18%)

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                   PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                      -------------------------------------
                                                                                          2002                     2001
                                                                                      ------------             ------------
    TEMPLETON GLOBAL ASSET ALLOCATION FUND
    Units                                                                                   39,234                  158,302
    Unit Value, end of period                                                          $  1.798563              $  1.907811
    Net assets, end of period (thousands)                                              $        71              $       302
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                        0.35%                   (0.05%)
    Total return                                                                             (5.73%)                 (11.21%)

    TEMPLETON GROWTH SECURITIES FUND
    Units                                                                                  215,339                   79,141
    Unit Value, end of period                                                          $  1.843005              $  2.293204
    Net assets, end of period (thousands)                                              $       397              $       181
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                        1.16%                   12.00%
    Total return                                                                            (19.63%)                  (2.69%)

SCUDDER VIT FUNDS
    SCUDDER VIT EAFE(R) EQUITY INDEX FUND
    Units                                                                                  260,833                  159,472
    Unit Value, end of period                                                          $  1.000893              $  1.294750
    Net assets, end of period (thousands)                                              $       261              $       206
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                       (0.05%)                  (1.40%)
    Total return                                                                            (22.70%)                 (25.75%)

    SCUDDER VIT EQUITY 500 INDEX FUND(5)
    Units                                                                                  572,516                    1,521
    Unit Value, end of period                                                          $  1.629302              $  2.107747
    Net assets, end of period (thousands)                                              $       933              $         3
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40% (15)
    Net investment income as a % of average net assets                                        1.99%                   (1.53%)(15)
    Total return                                                                            (23.40%)                   1.57%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    TECHNOLOGY PORTFOLIO
    Units                                                                                  397,889                  614,064
    Unit Value, end of period                                                          $  0.359159              $  0.713809
    Net assets, end of period (thousands)                                              $       143              $       438
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                       (1.36%)                  (1.39%)
    Total return                                                                            (49.68%)                 (49.58%)

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                   PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                      -------------------------------------
                                                                                          2002                     2001
                                                                                      ------------             ------------
WANGER ADVISORS TRUST
    WANGER FOREIGN FORTY
    Units                                                                                  165,901                  182,905
    Unit Value, end of period                                                          $  1.803224              $  2.159020
    Net assets, end of period (thousands)                                              $       299              $       395
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                       (1.40%)                  (1.14%)
    Total return                                                                            (16.48%)                 (27.65%)

    WANGER INTERNATIONAL SMALL CAP
    Units                                                                                1,020,226                1,029,870
    Unit Value, end of period                                                          $  1.485189              $  1.748078
    Net assets, end of period (thousands)                                              $     1,515              $     1,801
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                       (1.40%)                  (1.49)
    Total return                                                                            (15.04%)                 (22.29%)

    WANGER TWENTY
    Units                                                                                  113,839                  137,153
    Unit Value, end of period                                                          $  2.491981              $  2.735796
    Net assets, end of period (thousands)                                              $       284              $       375
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                       (1.39%)                  (1.42%)
    Total return                                                                             (8.91%)                   7.56%

    WANGER U.S. SMALLER COMPANIES
    Units                                                                                1,503,181                1,337,069
    Unit Value, end of period                                                          $  1.895659              $  2.311087
    Net assets, end of period (thousands)                                              $     2,850              $     3,090
    Mortality and Expense fees as a % of average net assets                                   1.40%                    1.40%
    Net investment income as a % of average net assets                                       (1.39%)                  (1.36%)
    Total return                                                                            (17.98%)                   9.82%

 (1)  From inception April 2, 2001 to December 31, 2001.
 (2)  From inception June 11, 2001 to December 31, 2001.
 (3)  From inception July 3, 2001 to December 31, 2001.
 (4)  From inception July 11, 2001 to December 31, 2001.
 (5)  From inception November 7, 2001 to December 31, 2001.
 (6)  From inception November 15, 2001 to December 31, 2001.
 (7)  From inception March 5, 2002 to December 31, 2002.
 (8)  From inception May 6, 2002 to December 31, 2002.
 (9)  From inception September 13, 2002 to December 31, 2002.
(10)  From inception October 3, 2002 to December 31, 2002.
(11)  From inception October 14, 2002 to December 31, 2002.
(12)  From inception October 15, 2002 to December 31, 2002.
(13)  From inception October 29, 2002 to December 31, 2002.
(14)  From inception November 27, 2002 to December 31, 2002.
(15)  Annualized.

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                     SUBACCOUNT
                                              -------------------------------------------------------------------------------------

                                                  PHOENIX-
                                                  ABERDEEN              PHOENIX-              PHOENIX-AIM         PHOENIX-ALLIANCE/
                                               INTERNATIONAL          ABERDEEN NEW          MID-CAP EQUITY        BERNSTEIN GROWTH
                                                   SERIES              ASIA SERIES              SERIES             + VALUE SERIES
                                              ---------------        --------------        ----------------      ------------------
Units outstanding, beginning of period               604,116                90,485                       -                   9,766
Participant deposits                                 181,519                  (308)                      -                       -
Participant transfers                               (322,253)               63,709                  34,322                  16,560
Participant withdrawals                              (15,202)              (45,918)                 (8,102)                    (15)
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                     448,180               107,968                  26,220                  26,311
                                              =====================================================================================

                                                                                             PHOENIX-DUFF &            PHOENIX-
                                                  PHOENIX-               PHOENIX-             PHELPS REAL              ENGEMANN
                                              DEUTSCHE DOW 30         DEUTSCHE NASDAQ       ESTATE SECURITIES       CAPITAL GROWTH
                                                  SERIES             100 INDEX(R) SERIES          SERIES                 SERIES
                                              ---------------        -------------------     -----------------      ---------------
Units outstanding, beginning of period               250,925                   108,370                143,138            2,356,099
Participant deposits                                  46,422                    42,343                 20,999              376,425
Participant transfers                                 (7,459)                  185,567                 21,546               53,253
Participant withdrawals                              (21,334)                  (56,911)               (19,194)            (215,034)
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                     268,554                   279,369                166,489            2,570,743
                                              =====================================================================================

                                                  PHOENIX-                                      PHOENIX-
                                               ENGEMANN SMALL            PHOENIX-            GOODWIN MULTI-       PHOENIX-HOLLISTER
                                                 & MID-CAP            GOODWIN MONEY          SECTOR FIXED           VALUE EQUITY
                                               GROWTH SERIES          MARKET SERIES          INCOME SERIES             SERIES
                                              ---------------       -----------------      -----------------      -----------------
Units outstanding, beginning of period               298,480               5,579,035                560,472                758,399
Participant deposits                                  47,953               6,865,295                349,435                193,609
Participant transfers                                 96,708               2,770,500                 23,274                 12,242
Participant withdrawals                              (43,613)            (10,156,617)              (118,218)               (27,971)
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                     399,528               5,058,213                814,963                936,279
                                              =====================================================================================

                                                 PHOENIX-J.P.
                                              MORGAN RESEARCH         PHOENIX-JANUS                                PHOENIX-KAYNE
                                               ENHANCED INDEX        FLEXIBLE INCOME         PHOENIX-JANUS         LARGE-CAP CORE
                                                   SERIES                SERIES              GROWTH SERIES             SERIES
                                              ---------------       -----------------      -----------------      -----------------
Units outstanding, beginning of period               818,469                 384,054              1,585,921                      -
Participant deposits                                  80,778                 107,665                206,727                      -
Participant transfers                               (184,521)                308,674                264,852                 11,077
Participant withdrawals                              (82,548)                (59,693)              (204,662)                     -
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                     632,178                 740,700              1,852,838                 11,077
                                              =====================================================================================

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                              -------------------------------------------------------------------------------------

                                               PHOENIX-KAYNE          PHOENIX-LAZARD
                                                 SMALL-CAP            INTERNATIONAL         PHOENIX-LAZARD         PHOENIX-LAZARD
                                               QUALITY VALUE          EQUITY SELECT         SMALL-CAP VALUE        U.S. MULTI-CAP
                                                   SERIES                 SERIES                SERIES                 SERIES
                                              ---------------       -----------------      -----------------      -----------------
Units outstanding, beginning of period                     -                       -                      -                      -
Participant deposits                                       -                       -                      -                      -
Participant transfers                                  1,882                   5,702                 12,911                  1,856
Participant withdrawals                                    -                       -                      -                      -
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                       1,882                   5,702                 12,911                  1,856
                                              =====================================================================================

                                                PHOENIX-LORD           PHOENIX-LORD          PHOENIX-MFS             PHOENIX-MFS
                                              ABBETT LARGE-CAP        ABBETT MID-CAP        INVESTORS GROWTH       INVESTORS TRUST
                                                VALUE SERIES           VALUE SERIES          STOCK SERIES               SERIES
                                              ----------------      ------------------     ------------------      ----------------
Units outstanding, beginning of period                      -                       -                  9,795                     -
Participant deposits                                        -                       -                 15,535                 1,565
Participant transfers                                  39,836                   5,508                 26,854                18,311
Participant withdrawals                                     -                       -                 (7,845)                   18
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                       39,836                   5,508                 44,339                19,894
                                              =====================================================================================

                                                                        PHOENIX-              PHOENIX-
                                                                     OAKHURST GROWTH          OAKHURST            PHOENIX-SANFORD
                                                 PHOENIX-MFS           AND INCOME             STRATEGIC           BERNSTEIN GLOBAL
                                                 VALUE SERIES            SERIES           ALLOCATION SERIES         VALUE SERIES
                                              ----------------      ----------------     -------------------     ------------------
Units outstanding, beginning of period                      -             1,596,351                 613,201                 28,363
Participant deposits                                   65,420               125,592                 389,374                 18,074
Participant transfers                                  56,649               (98,550)                896,652                 24,025
Participant withdrawals                               (10,041)             (202,000)               (179,842)               (20,154)
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                      112,028             1,421,393               1,719,385                 50,308
                                              =====================================================================================

                                              PHOENIX-SANFORD       PHOENIX-SANFORD        PHOENIX-SENECA         PHOENIX-SENECA
                                              BERNSTEIN MID-        BERNSTEIN SMALL-       MID-CAP GROWTH         STRATEGIC THEME
                                              CAP VALUE SERIES      CAP VALUE SERIES           SERIES                  SERIES
                                              ----------------      ----------------     ------------------     -------------------
Units outstanding, beginning of period                239,703                72,989                732,172               1,271,858
Participant deposits                                   78,528                35,636                 73,679                  56,802
Participant transfers                                 113,500               105,181                (25,163)               (220,929)
Participant withdrawals                               (47,329)               (9,716)               (97,890)               (114,514)
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                      384,402               204,090                682,798                 993,217
                                              =====================================================================================

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                              -------------------------------------------------------------------------------------

                                                PHOENIX-STATE
                                               STREET RESEARCH         PHOENIX-VAN        AIM V.I. CAPITAL
                                                  SMALL-CAP            KAMPEN FOCUS         APPRECIATION          AIM V.I. PREMIER
                                                GROWTH SERIES         EQUITY SERIES             FUND                 EQUITY FUND
                                              -----------------      ---------------     ------------------      ------------------
Units outstanding, beginning of period                       -               51,532                 31,828                  24,912
Participant deposits                                         -                    -                 20,311                  46,325
Participant transfers                                    4,573              (15,143)               (14,422)                  1,446
Participant withdrawals                                      -              (14,982)                (1,370)                 (8,188)
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                         4,573               21,407                 36,347                  64,495
                                              =====================================================================================

                                                                      FEDERATED FUND
                                                ALGER AMERICAN          FOR U.S.           FEDERATED HIGH
                                               LEVERAGED ALLCAP        GOVERNMENT            INCOME BOND         VIP CONTRAFUND(R)
                                                   PORTFOLIO          SECURITIES II            FUND II               PORTFOLIO
                                              ------------------     ---------------     ------------------     -------------------
Units outstanding, beginning of period                  394,059           8,262,753                370,383                 227,746
Participant deposits                                     46,929           4,864,975                132,383                  23,730
Participant transfers                                    95,455            (312,096)                60,625                  93,915
Participant withdrawals                                 (70,115)           (129,778)               (44,452)                (32,512)
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                        466,328          12,685,854                518,939                 312,879
                                              =====================================================================================

                                                                                                                    TEMPLETON
                                                  VIP GROWTH                                                        DEVELOPING
                                                OPPORTUNITIES           VIP GROWTH          MUTUAL SHARES             MARKETS
                                                  PORTFOLIO             PORTFOLIO          SECURITIES FUND        SECURITIES FUND
                                              -----------------      ---------------     -------------------    -------------------
Units outstanding, beginning of period                  33,701              352,730                 171,277                 75,374
Participant deposits                                    26,519              158,839                  56,278                    871
Participant transfers                                   10,241               88,013                  89,365                 (3,342)
Participant withdrawals                                 (3,848)             (56,862)                 (9,625)                (5,605)
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                        66,613              542,720                 307,295                 67,298
                                              =====================================================================================

                                                                                                                    SCUDDER VIT
                                                  TEMPLETON              TEMPLETON             TEMPLETON           EAFE(R) EQUITY
                                                   FOREIGN             GLOBAL ASSET             GROWTH                 INDEX
                                               SECURITIES FUND       ALLOCATION FUND        SECURITIES FUND             FUND
                                              -----------------     -----------------     -------------------    ------------------
Units outstanding, beginning of period                 157,954               158,302                  79,141               159,472
Participant deposits                                    38,736                     -                  77,012                57,814
Participant transfers                                  (16,358)               (4,351)                 60,455                59,888
Participant withdrawals                                (10,607)             (114,717)                 (1,269)              (16,341)
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                       169,725                39,234                 215,339               260,833
                                              =====================================================================================

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                              -------------------------------------------------------------------------------------

                                                  SCUDDER VIT                                                            WANGER
                                               EQUITY 500 INDEX          TECHNOLOGY           WANGER FOREIGN         INTERNATIONAL
                                                     FUND                PORTFOLIO                FORTY                SMALL CAP
                                              ------------------     -----------------     --------------------     ---------------
Units outstanding, beginning of period                    1,521               614,064                  182,905           1,029,870
Participant deposits                                     85,810                30,926                    9,867              41,829
Participant transfers                                   514,559              (209,788)                 (17,940)            (12,977)
Participant withdrawals                                 (29,374)              (37,313)                  (8,931)            (38,496)
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                        572,516               397,889                  165,901           1,020,226
                                              =====================================================================================

                                                                         WANGER U.S.
                                                                          SMALLER
                                                 WANGER TWENTY           COMPANIES
                                              ------------------     -----------------
Units outstanding, beginning of period                  137,153             1,337,069
Participant deposits                                      3,838               145,180
Participant transfers                                     2,975               104,706
Participant withdrawals                                 (30,127)              (83,774)
                                              ----------------------------------------
Units outstanding, end of period                        113,839             1,503,181
                                              ========================================

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (IN UNITS)

                                                                                     SUBACCOUNT
                                              -------------------------------------------------------------------------------------

                                                    PHOENIX-
                                                   ABERDEEN              PHOENIX-          PHOENIX-ALLIANCE/           PHOENIX-
                                                INTERNATIONAL          ABERDEEN NEW        BERNSTEIN GROWTH        DEUTSCHE DOW 30
                                                    SERIES             ASIA SERIES         + VALUE SERIES(6)           SERIES
                                              -----------------     -----------------     -------------------     -----------------
Units outstanding, beginning of period                 493,664               118,675                       -               238,703
Participant deposits                                   178,589                 1,922                       -               110,524
Participant transfers                                  (87,997)              938,630                   9,766               (65,310)
Participant withdrawals                                 19,860              (968,742)                      -               (32,992)
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                       604,116                90,485                   9,766               250,925
                                              =====================================================================================

                                                  PHOENIX-            PHOENIX-DUFF &            PHOENIX-
                                                  DEUTSCHE             PHELPS REAL              ENGEMANN
                                                  NASDAQ-100        ESTATE SECURITIES        CAPITAL GROWTH
                                               INDEX(R) SERIES           SERIES                  SERIES
                                              -----------------     -----------------     --------------------
Units outstanding, beginning of period                  12,796                86,165                2,047,232
Participant deposits                                   108,599                68,101                  547,053
Participant transfers                                    1,563               (10,214)                (118,662)
Participant withdrawals                                (14,588)                 (914)                (119,524)
                                              ----------------------------------------------------------------
Units outstanding, end of period                       108,370               143,138                2,356,099
                                              ================================================================

                                                                         PHOENIX-              PHOENIX-
                                                   PHOENIX-           ENGEMANN SMALL        FEDERATED U.S.            PHOENIX-
                                                ENGEMANN NIFTY          & MID-CAP             GOVERNMENT            GOODWIN MONEY
                                                 FIFTY SERIES         GROWTH SERIES           BOND SERIES           MARKET SERIES
                                              -----------------     -----------------     ------------------      -----------------
Units outstanding, beginning of period                 933,433               149,815                108,006              7,487,933
Participant deposits                                    35,243                19,081                  3,538              8,572,078
Participant transfers                                  (44,913)              141,732                 26,850               (581,495)
Participant withdrawals                                (99,585)              (12,148)                (1,381)            (9,899,481)
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                       824,178               298,480                137,013              5,579,035
                                              =====================================================================================

                                                   PHOENIX-                                     PHOENIX-J.P.
                                                GOODWIN MULTI-       PHOENIX-HOLLISTER        MORGAN RESEARCH
                                                SECTOR FIXED            VALUE EQUITY           ENHANCED INDEX
                                                INCOME SERIES             SERIES                   SERIES
                                              -----------------     -------------------     -------------------
Units outstanding, beginning of period                 261,123                 309,690                 701,402
Participant deposits                                   232,837                 312,886                 127,031
Participant transfers                                  119,314                 171,046                  38,902
Participant withdrawals                                (52,802)                (35,223)                (48,866)
                                              -----------------------------------------------------------------
Units outstanding, end of period                       560,472                 758,399                 818,469
                                              =================================================================

                                                PHOENIX-JANUS         PHOENIX-JANUS                                 PHOENIX-MFS
                                                 CORE EQUITY         FLEXIBLE INCOME        PHOENIX-JANUS         INVESTORS GROWTH
                                                    SERIES              SERIES(2)           GROWTH SERIES          STOCK SERIES(6)
                                              -----------------     -----------------     -----------------      ------------------
Units outstanding, beginning of period                 415,608               278,321             1,251,522                       -
Participant deposits                                   185,066                75,166               318,038                       -
Participant transfers                                   32,286                75,714                83,056                   9,795
Participant withdrawals                                (19,605)              (45,147)              (66,695)                      -
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                       613,355               384,054             1,585,921                   9,795
                                              =====================================================================================

                                                                                                   PHOENIX-
                                                PHOENIX-MORGAN            PHOENIX-             OAKHURST GROWTH
                                                STANLEY FOCUS             OAKHURST                AND INCOME
                                                EQUITY SERIES          BALANCED SERIES              SERIES
                                              ------------------     -------------------     -------------------
Units outstanding, beginning of period                  111,334                 797,598               1,192,616
Participant deposits                                      7,064                 256,325                 263,390
Participant transfers                                   (56,350)                 38,924                 324,249
Participant withdrawals                                 (10,516)               (117,578)               (183,904)
                                              ------------------------------------------------------------------
Units outstanding, end of period                         51,532                 975,269               1,596,351
                                              ==================================================================

                                                   PHOENIX-                                                       PHOENIX-SANFORD
                                                   OAKHURST          PHOENIX-SANFORD       PHOENIX-SANFORD        BERNSTEIN SMALL-
                                                   STRATEGIC         BERNSTEIN GLOBAL       BERNSTEIN MID-           CAP VALUE
                                               ALLOCATION SERIES     VALUE SERIES(2)       CAP VALUE SERIES          SERIES(1)
                                              -------------------   ------------------    ------------------     ------------------
Units outstanding, beginning of period                   273,007                    -               178,016                      -
Participant deposits                                     276,598               26,437                59,497                 10,355
Participant transfers                                     77,753                1,926                30,330                 62,634
Participant withdrawals                                  (14,157)                   -               (28,140)                     -
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                         613,201               28,363               239,703                 72,989
                                              =====================================================================================

                                                PHOENIX-SENECA         PHOENIX-SENECA          AIM V.I. CAPITAL
                                                MID-CAP GROWTH         STRATEGIC THEME           APPRECIATION
                                                    SERIES                 SERIES                   FUND(4)
                                              ------------------     -------------------     --------------------
Units outstanding, beginning of period                  642,160               1,138,900                        -
Participant deposits                                    163,865                 139,737                   30,939
Participant transfers                                   (24,727)                 74,315                      889
Participant withdrawals                                 (49,126)                (81,094)
                                              -------------------------------------------------------------------
Units outstanding, end of period                        732,172               1,271,858                   31,828
                                              ===================================================================

                                                                     ALGER AMERICAN         DEUTSCHE VIT           DEUTSCHE VIT
                                                AIM V.I. VALUE      LEVERAGED ALLCAP       EAFE(R) EQUITY        EQUITY 500 INDEX
                                                   FUND(3)             PORTFOLIO             INDEX FUND               FUND(5)
                                              ------------------   ------------------    ------------------     ------------------
Units outstanding, beginning of period                        -              274,312               173,743                      -
Participant deposits                                     17,188              120,040                21,468                    190
Participant transfers                                     7,724               38,393               (32,917)                 1,331
Participant withdrawals                                       -              (38,686)               (2,822)                     -
                                              ------------------------------------------------------------------------------------
Units outstanding, end of period                         24,912              394,059               159,472                  1,521
                                              ====================================================================================

                                                FEDERATED FUND
                                                   FOR U.S.             FEDERATED HIGH
                                                  GOVERNMENT             INCOME BOND            VIP CONTRAFUND(R)
                                                SECURITIES II              FUND II                  PORTFOLIO
                                              ------------------     --------------------     ---------------------
Units outstanding, beginning of period                  185,761                  215,270                   147,433
Participant deposits                                  7,195,011                  109,589                    48,903
Participant transfers                                   911,554                   84,354                    44,475
Participant withdrawals                                 (29,573)                 (38,830)                  (13,065)
                                              ---------------------------------------------------------------------
Units outstanding, end of period                      8,262,753                  370,383                   227,746
                                              =====================================================================

                                                   VIP GROWTH
                                                 OPPORTUNITIES          VIP GROWTH           MUTUAL SHARES         TEMPLETON ASSET
                                                   PORTFOLIO            PORTFOLIO           SECURITIES FUND         STRATEGY FUND
                                              -------------------   ------------------    -------------------     -----------------
Units outstanding, beginning of period                     8,538               50,531                 94,457               233,670
Participant deposits                                       8,774              218,378                 55,376                   532
Participant transfers                                     16,942               91,052                 33,242               (10,664)
Participant withdrawals                                     (553)              (7,231)               (11,798)              (65,236)
                                              -------------------------------------------------------------------------------------
Units outstanding, end of period                          33,701              352,730                171,277               158,302
                                              =====================================================================================

                                                   TEMPLETON
                                                  DEVELOPING               TEMPLETON                TEMPLETON
                                                    MARKETS                 GROWTH                INTERNATIONAL
                                                SECURITIES FUND         SECURITIES FUND          SECURITIES FUND
                                              -------------------     -------------------     ---------------------
Units outstanding, beginning of period                    85,067                  31,484                   120,096
Participant deposits                                       8,479                  46,344                    39,583
Participant transfers                                     (7,654)                  7,492                      (481)
Participant withdrawals                                  (10,518)                 (6,179)                   (1,244)
                                              ---------------------------------------------------------------------
Units outstanding, end of period                          75,374                  79,141                   157,954
                                              =====================================================================

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (IN UNITS)(CONTINUED)

                                                                      SUBACCOUNT
                                              -----------------------------------------------------------

                                                                                             WANGER
                                                TECHNOLOGY         WANGER FOREIGN         INTERNATIONAL
                                                PORTFOLIO              FORTY                SMALL CAP
                                              --------------     ------------------     -----------------
Units outstanding, beginning of period              636,279                153,717               595,363
Participant deposits                                176,825                 23,361               293,592
Participant transfers                              (154,762)                10,332               170,987
Participant withdrawals                             (44,278)                (4,505)              (30,072)
                                              -----------------------------------------------------------
Units outstanding, end of period                    614,064                182,905             1,029,870
                                              ===========================================================

                                                                      WANGER U.S.
                                                WANGER TWENTY          SMALL CAP
                                              -----------------     ---------------
Units outstanding, beginning of period                 111,360             935,237
Participant deposits                                    33,824             285,935
Participant transfers                                   (4,760)            189,504
Participant withdrawals                                 (3,271)            (73,607)
                                              -------------------------------------
Units outstanding, end of period                       137,153           1,337,069
                                              =====================================

(1) From inception April 2, 2001 to December 31, 2001
(2) From inception June 11, 2001 to December 31, 2001
(3) From inception July 3, 2001 to December 31, 2001
(4) From inception July 11, 2001 to December 31, 2001
(5) From inception November 7, 2001 to December 31, 2001
(6) From inception November 15, 2001 to December 31, 2001

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

    PHL Variable and its indirect affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .40%, .875% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

    As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $14,177, $9,613 and $1,204 during the years ended December 31, 2002, 2001 and 2000, respectively.

    PEPCO is the principal underwriter and distributor for the Account.

    On surrender of a contract, no contingent deferred sales charges apply.

NOTE 7--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

    On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

    On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

    On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

    Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

    As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

                        PHOENIX RETIREMENT PLANNER'S EDGE
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 12--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--REORGANIZATION

    On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

DISCONTINUED SERIES                      SURVIVING SERIES                     APPROVAL DATE           MERGER DATE
-------------------                      ----------------                     -------------           -----------
Phoenix-Aberdeen New Asia                Phoenix-Aberdeen International       November 12, 2002       February 7, 2003
Phoenix-MFS Investors Growth Stock       Phoenix-Janus Growth(1)              December 10, 2002       February 14, 2003
Phoenix-Van Kampen Focus Equity          Phoenix-Janus Growth(1)              December 10, 2002       February 14, 2003

    On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS succeeded Janus as subadvisor.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Retirement Planner's
Edge):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Retirement Planner's
Edge) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 21, 2003

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2002 AND 2001

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------
Report of Independent Accountants...................................     F-3

Balance Sheet as of December 31, 2002 and 2001......................     F-4

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the years ended 2002, 2001 and 2000......     F-5

Statement of Cash Flows for the years ended 2002, 2001 and 2000.....     F-6

Notes to Financial Statements.......................................  F-7 - F-19

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                    PRICEWATERHOUSECOOPERS LLP
                                                    100 Pearl Street
                                                    Hartford CT 06103-4508
                                                    Telephone (860) 241 7000
                                                    Facsimile (860) 241 7590

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
February 5, 2003

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2002 AND 2001

                                                                                         2002                 2001
                                                                                   ------------------   ------------------

ASSETS:
Available-for-sale debt securities, at fair value................................    $   2,388,189        $     789,380
Equity securities, at fair value.................................................           33,121                  --
Policy loans, at unpaid principal balances.......................................            1,335                  896
Other investments................................................................           10,166                2,911
                                                                                   ------------------   ------------------
Total investments................................................................        2,432,811              793,187
Cash and cash equivalents........................................................          473,246              171,444
Accrued investment income........................................................           18,768                5,787
Deferred policy acquisition costs................................................          255,677              164,987
Other general account assets.....................................................           45,105               30,343
Separate account assets..........................................................        1,157,913            1,539,476
                                                                                   ------------------   ------------------
TOTAL ASSETS.....................................................................    $   4,383,520        $   2,705,224
                                                                                   ==================   ==================

LIABILITIES:
Policyholder deposit funds.......................................................    $   2,557,428        $     865,970
Policy liabilities and accruals..................................................          124,925               47,131
Deferred income taxes............................................................           38,993               27,426
Other general account liabilities................................................           33,352               26,226
Separate account liabilities.....................................................        1,157,913            1,534,345
                                                                                   ------------------   ------------------
TOTAL LIABILITIES................................................................        3,912,611            2,501,098
                                                                                   ------------------   ------------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued.......            2,500                2,500
Additional paid-in capital.......................................................          444,234              184,864
Retained earnings................................................................            1,547               14,803
Accumulated other comprehensive income...........................................           22,628                1,959
                                                                                   ------------------   ------------------
TOTAL STOCKHOLDER'S EQUITY.......................................................          470,909              204,126
                                                                                   ------------------   ------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.......................................    $   4,383,520        $   2,705,224
                                                                                   ==================   ==================

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                 2002            2001               2000
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums.................................................................   $   4,372        $   5,129         $   6,168
 Insurance and investment product fees....................................      46,915           32,379            30,098
 Investment income, net of expenses.......................................      92,472           30,976             9,197
 Net realized investment gains (losses)...................................     (16,167)          (1,196)              116
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES...........................................................     127,592           67,288            45,579
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits..........................................................      98,915           39,717            17,056
 Policy acquisition cost amortization.....................................      23,182            8,477            15,765
 Other operating expenses.................................................      27,386           15,305            14,006
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES..............................................     149,483           63,499            46,827
                                                                           ---------------  ---------------   ---------------
 Income (loss) before income taxes........................................     (21,891)           3,789            (1,248)
 Applicable income taxes (benefit)........................................      (8,635)             539            (1,263)
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS) .......................................................   $ (13,256)       $   3,250         $      15
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)........................................................   $ (13,256)       $   3,250         $      15
                                                                           ---------------  ---------------   ---------------
 Net unrealized investment gains..........................................      18,522            2,022               984
 Net unrealized derivative instruments gains (losses).....................       2,147             (334)              --
                                                                           ---------------  ---------------   ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)........................................      20,669            1,688               984
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME.....................................................   $   7,413        $   4,938         $     999
                                                                           ===============  ===============   ===============

ADDITIONAL PAID-IN  CAPITAL:
Capital contributions from parent........................................    $ 259,370        $ 105,000        $  15,000

RETAINED EARNINGS
Net income (loss)........................................................      (13,256)           3,250               15

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income...............................................       20,669            1,688              984
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY...........................................      266,783          109,938           15,999
Stockholder's equity, beginning of year..................................      204,126           94,188           78,189
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR........................................    $ 470,909        $ 204,126        $  94,188
                                                                           ===============  ===============  ===============


The accompanying notes are an integral part of these financial statements

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000



                                                                                 2002            2001               2000
                                                                           --------------   ---------------   ---------------

 OPERATING ACTIVITIES:
 Net income (loss).......................................................  $   (13,256)     $     3,250      $        15
 Net realized investment (gains) losses..................................       16,167            1,196             (116)
 Amortization and depreciation...........................................         --                102              102
 Deferred income taxes (benefit).........................................          438           22,733            3,045
 Increase in receivables.................................................      (12,981)          (4,406)            (595)
 Deferred policy acquisition costs (increase) decrease...................     (128,164)         (81,588)         (23,845)
 (Increase) decrease in policy liabilities and accruals..................       66,632           23,069            9,822
 Other assets and other liabilities net change...........................      (28,007)         (23,609)           9,625
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................      (99,171)         (59,253)          (1,947)
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases.....................................................   (1,753,350)        (766,494)        (119,088)
Investment sales, repayments and maturities..............................      414,195          140,835           29,511
                                                                           ---------------  ---------------   ---------------
CASH (FOR) FROM INVESTING ACTIVITIES.....................................   (1,339,155)        (625,659)         (89,577)
                                                                           ---------------  ---------------   ---------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net ................................    1,480,758          670,577          131,163
 Capital contributions from parent.......................................      259,370          105,000           15,000
                                                                           ---------------  ---------------   ---------------
 CASH FROM FINANCING ACTIVITIES..........................................    1,740,128          775,577          146,163
                                                                           ---------------  ---------------   ---------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................      301,802           90,665           54,639
 Cash and cash equivalents, beginning of year............................      171,444           80,779           26,140
                                                                           ---------------  ---------------   ---------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $   473,246      $   171,444       $   80,779
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

1.  ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill, investments in debt and equity securities, pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

2.  OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, which allows us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

    o We reinsure 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life products.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for the years 2002, 2001 and 2000 follows (in thousands):


                                                                                2002             2001             2000
                                                                           ---------------  ---------------   ---------------

Direct premiums..........................................................   $     21,283    $      20,930     $     21,219
Premiums assumed from reinsureds.........................................            --               --               --
Premiums ceded to reinsurers.............................................        (16,911)         (15,801)         (15,051)
                                                                           ---------------  ---------------   ---------------
PREMIUMS ................................................................   $      4,372    $       5,129     $      6,168
                                                                           ===============  ===============   ===============

Direct policy benefits incurred..........................................   $     39,692    $      19,345     $     17,253
Policy benefits assumed from reinsureds..................................          3,857              --               --
Policy benefits ceded to reinsurers......................................        (11,492)          (6,987)          (7,515)
                                                                           ---------------  ---------------   ---------------
POLICY BENEFITS..........................................................   $     32,057    $      12,358     $      9,738
                                                                           ===============  ===============  ===============

Direct life insurance in-force...........................................   $ 11,999,540    $  10,205,877     $  9,684,755
Life insurance in-force assumed from reinsureds..........................        215,329              --               --
Life insurance in-force ceded to reinsurers..............................     (9,842,076)      (9,015,734)      (8,672,918)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE..................................................   $  2,372,793    $   1,190,143     $  1,011,837
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force...................       9.01%                 --               --
                                                                           ===============  ===============  ===============

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance. The business acquired generated a loss of $17.2 million ($11.2 million after income taxes) for the year 2002.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. We amortize DAC and PVFP based on the related policy's classification. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2002, 2001 and 2000 follows (in thousands):


                                                                                 2002             2001             2000
                                                                           ---------------  ---------------   ---------------

Direct acquisition costs deferred, excluding acquisitions...............       $  102,769      $   90,065       $   39,610
Acquisition costs recognized in Valley Forge Life acquisition...........           48,577             --               --
Recurring costs amortized to expense....................................          (23,182)         (8,477)         (15,765)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................          (37,474)         (1,443)          (1,139)
                                                                           ---------------  ---------------   ---------------
Change in deferred policy acquisition costs.............................           90,690          80,145           22,706
Deferred policy acquisition costs, beginning of year....................          164,987          84,842           62,136
                                                                           ---------------  ---------------   ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................       $  255,677      $  164,987       $   84,842
                                                                           ===============  ===============   ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 5.3% to 6.5% at year-end 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 3.0% to 6.5%, less administrative charges. At year-end 2002 and 2001, there was $1,303.0 million and $359.7 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 9), we determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2002, 2001 and 2000 (in millions):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Deposits.................................................................       $  1,854.7      $  1,222.0      $    454.7
Performance..............................................................           (119.0)         (199.3)         (151.0)
Fees.....................................................................            (23.4)          (23.8)          (24.9)
Benefits and surrenders..................................................           (405.3)         (127.0)          (84.6)
                                                                              --------------  --------------  --------------
Change in funds under management.........................................          1,307.0           871.9           194.2
Funds under management, beginning of year................................          2,385.9         1,514.0         1,319.8
                                                                              --------------  --------------  --------------
FUNDS UNDER MANAGEMENT, END OF YEAR......................................       $  3,692.9      $  2,385.9      $  1,514.0
                                                                              ==============  ==============  ==============


3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). Prior to 2001, we classified private placement debt securities as held-to-maturity and reported them at amortized cost, less any impairment. In connection with The Phoenix Company's conversion to a public company, in 2001 we reclassified these securities, when their carrying value was $32.0 million, to available-for-sale and recorded a $1.3 million unrealized gain ($0.4 million unrealized gain after offsets for applicable deferred policy acquisition costs and deferred income taxes) in other comprehensive income.

Fair value and cost of our debt securities at year-end 2002 and 2001 follow (in thousands):

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      7,343      $      6,377     $      6,837     $      6,379
State and political subdivision........................         39,213            37,625           37,054           37,039
Foreign government.....................................         11,586            11,186            6,870            6,847
Corporate..............................................        791,091           768,126          178,479          177,622
Mortgage-backed........................................        643,147           619,316          207,902          207,252
Other asset-backed.....................................        895,809           879,927          352,238          351,123
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  2,388,189      $  2,322,557     $    789,380     $    786,262
                                                         ===============   ===============  ===============  ===============


For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities at year-end 2002 or 2001.

Fair value and cost of our equity securities at year-end 2002 and 2001 follow (in thousands):

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Mutual fund seed investments...........................    $    14,324       $    13,780      $    --          $    --
Other equity securities................................         18,797            18,088           --               --
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................    $    33,121       $    31,868      $    --          $    --
                                                         ===============   ===============  ===============  ===============


Gross and net unrealized gains and losses from debt and equity securities at year-end 2002 and 2001 follow (in thousands):


                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                 GAINS            LOSSES          GAINS           LOSSES
                                                             --------------   --------------  --------------  --------------

U.S. government and agency..................................   $      966       $     --        $      458      $     --
State and political subdivision.............................        1,588             --               513           (498)
Foreign government..........................................          459             (59)              27             (4)
Corporate...................................................       29,834          (6,869)           2,642         (1,785)
Mortgage-backed.............................................       23,976            (145)           1,871         (1,221)
Other asset-backed..........................................       17,052          (1,170)           2,445         (1,330)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES............................   $   73,875       $  (8,243)      $    7,956      $  (4,838)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES..........................   $    1,782       $    (529)      $      --       $     --
                                                             ==============   ==============  ==============  ==============
NET GAINS...................................................   $   66,885                       $    3,118
                                                             ==============                   ==============


POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 9), for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control, seed money in separate accounts, and derivative instruments. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

NET INVESTMENT INCOME

Sources of net investment income for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities............................................................    $   88,764      $   28,436      $    7,254
Equity securities..........................................................           269            --              --
Other invested assets......................................................           237            --              --
Policy loans...............................................................            38              15              12
Cash and cash equivalents..................................................         4,891           2,845           2,049
                                                                              --------------  --------------  --------------
Total investment income....................................................        94,199          31,296           9,315
Less: investment expenses..................................................         1,727             320             118
                                                                              --------------  --------------  --------------
NET INVESTMENT INCOME......................................................    $   92,472      $   30,976      $    9,197
                                                                              ==============  ==============  ==============


NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions, when declines in fair value of debt and equity securities whose value, in our judgment, is considered to be other-than-temporarily impaired are written down to fair value as a charge to realized losses included in net income. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made. The new cost basis is not changed for subsequent recoveries in value. Applicable income taxes are reported separately as components of net income.

Sources and types of net realized investment gains (losses) for the years 2002, 2001 and 2000 follow (in thousands):


                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

IMPAIRMENT LOSSES ON DEBT SECURITIES.....................................      $  (13,207)     $      --        $     --
                                                                              --------------  --------------  --------------
Debt securities gains....................................................           2,754             425              73
Debt securities losses...................................................          (6,640)           (213)             (6)
Equity securities losses.................................................              (1)            --              --
Other invested assets....................................................             927          (1,408)             49
                                                                              --------------  --------------  --------------
NET TRANSACTION GAINS (LOSSES)...........................................          (2,960)         (1,196)            116
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................      $  (16,167)     $   (1,196)     $      116
                                                                              ==============  ==============  ==============


UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  ---------------

Debt securities..........................................................      $     62,514    $      2,297    $      2,652
Equity securities........................................................             1,253             --              --
Other investments .......................................................             2,203           2,258             --
                                                                              --------------  --------------  ---------------
NET UNREALIZED INVESTMENT GAINS..........................................      $     65,970    $      4,555    $      2,652
                                                                              ==============  ==============  ===============

Net unrealized investment gains..........................................      $     65,970    $      4,555    $      2,652
                                                                              --------------  --------------  ---------------
Applicable deferred policy acquisition costs.............................            37,474           1,443           1,139
Applicable deferred income taxes (benefit)...............................             9,974           1,090             529
                                                                              --------------  --------------  ---------------
Offsets to net unrealized investment gains...............................            47,448           2,533           1,668
                                                                              --------------  --------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME.................................      $     18,522    $      2,022    $        984
                                                                              ==============  ==============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001             2000
                                                                              --------------  --------------  ---------------

Debt security purchases..................................................      $ (1,720,008)   $   (765,529)   $   (118,383)
Equity security purchases................................................            (9,374)            --              --
Other invested asset purchases...........................................            (9,929)           (779)           (517)
Policy loan advances, net................................................              (439)           (186)           (188)
                                                                              --------------  --------------  ---------------
INVESTMENT PURCHASES.....................................................      $ (1,739,750)   $   (766,494)   $   (119,088)
                                                                              ==============  ==============  ===============

Debt securities sales....................................................      $     94,486    $     34,165    $      1,513
Debt securities maturities and repayments................................           296,625         106,670          27,998
Equity security sales....................................................            23,084             --              --
                                                                              --------------  --------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................      $    414,195    $    140,835    $     29,511
                                                                              ==============  ==============  ===============


The maturities of debt securities and mortgage loans, by contractual sinking fund payment and maturity, at year-end 2002 are summarized in the following table (in thousands). Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, we may have the right to put or sell the obligations back to the issuers and mortgage loans may be refinanced.

  Due in one year or less...................................................................................   $    452,931
  Due after one year through five years.....................................................................      1,206,211
  Due after five years through ten years....................................................................        407,434
  Due after ten years.......................................................................................        255,981
                                                                                                              ---------------
  TOTAL.....................................................................................................   $  2,322,557
                                                                                                              ===============


4.  SEPARATE ACCOUNTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

5.  INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2002, 2001 and 2000 follows (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

NET INCOME (LOSS)...........................................................       (8,635)            539          (1,263)
Other comprehensive income..................................................       11,129             909             529
                                                                              --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS).................................................    $   2,494       $   1,448       $    (734)
                                                                              ==============  ==============  ==============

Current.....................................................................    $  (9,073)      $ (22,194)      $  (4,308)
Deferred....................................................................          438          22,733           3,045
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.............................       (8,635)            539          (1,263)
Deferred income taxes applicable to other comprehensive income..............       11,129             909             529
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...................    $   2,494       $   1,448       $    (734)
                                                                              ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)...............................................    $   3,149       $  (5,357)      $  (2,660)
                                                                              ==============  ==============  ==============


For the years 2002, 2001 and 2000, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Income taxes (benefit) at statutory rate.....................................   $  (7,662)      $   1,326       $    (437)
Tax advantaged investment income.............................................        (972)           (812)           (853)
Other, net...................................................................          (1)             25              27
                                                                              --------------  --------------  --------------
APPLICABLE INCOME TAXES (BENEFIT)............................................   $  (8,635)      $     539       $  (1,263)
                                                                              ==============  ==============  ==============
Effective income tax (benefit) rates.........................................       39.4%           14.2%          101.2%
                                                                              ==============  ==============  ==============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2002 and 2001 follow (in thousands):


                                                                                                  2002            2001
                                                                                              --------------  --------------


Deferred income tax assets:
Future policyholder benefits.................................................................  $   24,858       $   19,350
Unearned premiums / deferred revenues........................................................       2,454              806
Investments..................................................................................         --               243
Net operating loss carryover benefits........................................................      32,568              --
Other........................................................................................         810              378
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS.............................................................      60,690           20,777
                                                                                              --------------  --------------
Deferred tax liabilities:

Deferred policy acquisition costs............................................................      84,040           47,149
Investments..................................................................................      15,643            1,054
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES........................................................      99,683           48,203
                                                                                              --------------  --------------
DEFERRED INCOME TAX LIABILITY................................................................  $   38,993       $   27,426
                                                                                              ==============  ==============

Commencing with the tax year ended December 31, 2001, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. We had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c). Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At year-end 2002, we had net operating losses of $93 million for federal income tax purposes of which $24.6 million expires in 2015, $15.6 million expires in 2016 and $52.8 million expires in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at year-end 2002 and 2001 will be realized.

6.  RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $64.0 million, $47.0 million and $34.3 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Life were $7.5 million and $4.9 million as of December 31, 2002 and 2001, respectively.

Phoenix Investment Partners Ltd. an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment services to us for a fee. Investment advisory fees incurred by us were $2.0 million, $2.3 million and $2.1 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to the affiliated investment advisors were $40 thousand and $39 thousand, as of December 31, 2002 and 2001, respectively.

Phoenix Equity Planning Corporation, a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $30.3 million, $32.4 million and $20.0 million for the years ended December 31, 2002,

2001 and 2000, respectively. Amounts payable to Phoenix Equity Planning were $0.3 million and $1.2 million, as of December 31, 2002 and 2001, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on our behalf were $28.1 million, $9.2 million and $8.5 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Life were $2.3 million and $1.3 million as of December 31, 2002 and 2001, respectively.

WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix Life, sells and services many of our non-participating life insurance products through its insurance agents. Concessions paid to WS Griffith Associates were $1.0 million, $0.7 million and $2.6 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to WS Griffith Associates were $124 thousand and $162 thousand, as of December 31, 2002 and 2001, respectively.

7.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Company's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and the related expense attributable to us has been allocated. The amount of the allocated expense is not significant to the financial statements.

8.  OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Components of accumulated other comprehensive income at year-end 2002 and 2001 follows:

                                                                                   2002                      2001
                                                                        -------------------------- -------------------------
                                                                            GROSS          NET        GROSS          NET
                                                                        ----------------------------------------------------

Unrealized gains on investments......................................     $  71,345    $  20,814    $   5,375    $   2,292
Unrealized gains on derivative instruments...........................         2,790        1,814         (514)        (334)
                                                                        ------------- ------------ ------------ ------------
Accumulated other comprehensive income...............................        74,135    $  22,628        4,861    $   1,958
                                                                        ------------- ------------ ------------ ------------
Applicable deferred policy acquisition costs.........................        39,323                     1,849
Applicable deferred income taxes.....................................        12,184                     1,054
                                                                        -------------              ------------
Offsets to other comprehensive income................................        51,507                     2,903
                                                                        -------------              ------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $  22,628                 $   1,958
                                                                        =============              ============


9.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments at year-end 2002 and 2001 follow (in thousands):


                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE              VALUE           VALUE             VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents...............................   $   473,246       $   473,246      $   171,444      $   171,444
Debt securities.........................................     2,388,189         2,388,189          789,380          789,380
Equity securities.......................................        33,121            33,121             --               --
Policy loans............................................         1,335             1,335              896              896
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS........................................   $ 2,895,891       $ 2,895,891      $   961,720      $   961,720
                                                         ===============   ===============  ===============  ===============
Investment contracts....................................   $ 2,557,428       $ 2,627,078      $   865,970      $   866,465
Derivative financial instruments........................          --                --                514              514
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES...................................   $ 2,557,428       $ 2,627,078      $   866,484      $   866,979
                                                         ===============   ===============  ===============  ===============


DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax gain of $2.1 million for the year ended December 31, 2002 and an after tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. At year-end 2002, we expect to reclassify into earnings over the next twelve months $0.3 million of the deferred after tax gains on these derivative instruments. For the year 2001, we reclassified an after-tax gain of $0.3 to net realized investment gains related to these same derivatives.

We held the following positions in derivative instruments at year-end 2002 and 2001 at fair value (in thousands):

                                                                                   2002                      2001
                                                                        -------------------------  -------------------------

                                               NOTIONAL
                                                AMOUNT       MATURITY      ASSET      LIABILITY       ASSET     LIABILITY
                                             ------------  ------------ ----------- -------------- ----------- ------------

Interest rate swaps.........................      50,000      2012       $    --      $    --      $    --      $      514
                                             ------------               ----------- -------------- ----------- ------------
TOTAL DERIVATIVE INSTRUMENT POSITIONS.......  $   50,000                 $    --      $    --      $    --      $      514
                                             ============               =========== ============== =========== ============

We are exposed to credit risk in the event of nonperformance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. We did not have any credit exposure related to these instruments at year-end 2002 and 2001, respectively.

10. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2002, 2001 and 2000. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits taxes based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements for the years ended December 31, 2002, 2001 and 2000 (in thousands):

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $   (146,135)    $    (45,648)    $    (40,129)
DAC, net............................................................             110,587           81,588           23,845
Future policy benefits..............................................               1,488          (20,013)          19,615
Deferred income taxes...............................................                (438)         (22,136)          (3,641)
Net investment income...............................................              15,531            7,085             --
Realized gains......................................................               6,177            2,149             --
Other, net..........................................................                (466)             225              325
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $    (13,256)    $      3,250     $         15
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve ("AVR") as reported to regulatory authorities to GAAP equity as reported in these financial statements for the years ended December 31, 2002, 2001 and 2000 (in thousands):

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $    215,806     $    102,016     $     41,847
DAC, net............................................................             295,000          166,836           85,247
Future policy benefits..............................................             (42,616)         (42,885)         (29,336)
Investment valuation allowances.....................................              20,715            1,597              459
Deferred income taxes...............................................             (38,993)         (28,756)          (4,379)
Deposit funds.......................................................              23,167            5,073            --
Other, net..........................................................              (2,170)             245              350
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $    470,909     $    204,126     $     94,188
                                                                           ===============  ===============  ===============


The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by us during 2003 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased our statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

                                                                     [VERSION B]

                              PHOENIX FREEDOM EDGE

                  PHL VARIABLE ACCUMULATION ACCOUNT ("ACCOUNT")

                         PHL VARIABLE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION



HOME OFFICE:                                      PHL VARIABLE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION

Hartford, Connecticut                                                PO Box 8027
                                                Boston, Massachusetts 02266-8027





                                   May 1, 2003


    This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2003. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800/541-0171.




                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Underwriter..............................................................     2

Performance History......................................................     2

Calculation of Yield and Return..........................................     7

Calculation of Annuity Payments .........................................     8

Experts .................................................................     9

Separate Account Financial Statements....................................  SA-1

Company Financial Statements.............................................   F-1

UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for 1 year, 5 years and 10 years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for 1 of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002

-------------------------------------------------------------------------------------------------

                                               Inception                                 Since
                 Subaccount                      Date*     1 Year  5 Years   10 Years  Inception

-------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series          12/7/1994   -16.22%  -3.64%     N/A        1.56%
-------------------------------------------------------------------------------------------------
Phoenix-AIM Mid Cap Equity Series              10/29/2001  -12.37%    N/A      N/A       -5.85%
-------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index      7/14/1997   -24.96%  -3.03%     N/A       -1.85%
Series
-------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value      10/29/2001  -26.32%    N/A      N/A      -18.47%
Series
-------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities    5/1/1995    10.24%   3.49%     N/A       10.72%
Series
-------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series         12/7/1994   -26.07%  -8.90%     N/A        0.80%
-------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth        8/15/2000   -30.00%    N/A      N/A      -30.17%
Series
-------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series            12/7/1994    -0.25%   2.52%     N/A        2.97%
-------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income      12/7/1994     8.19%   2.94%     N/A        6.76%
Series
-------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series           3/2/1998   -23.24%    N/A      N/A        1.59%
-------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series           12/20/1999    8.79%    N/A      N/A        6.27%
-------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series            8/12/2002      N/A     N/A      N/A       -4.05%
-------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series   8/12/2002      N/A     N/A      N/A        0.38%
-------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select     8/12/2002      N/A     N/A      N/A       -4.82%
Series
-------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series          8/12/2002      N/A     N/A      N/A       -2.72%
-------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series           8/12/2002      N/A     N/A      N/A       -0.12%
-------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series      8/12/2002      N/A     N/A      N/A        5.71%
-------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series     8/12/2002      N/A     N/A      N/A       -1.37%
-------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series       8/12/2002      N/A     N/A      N/A       -0.58%
-------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series      12/20/1999  -30.04%    N/A      N/A      -21.60%
-------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series             10/29/2001  -22.12%    N/A      N/A      -16.42%
-------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                       10/29/2001  -15.28%    N/A      N/A       -9.12%
-------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                 12/20/1999  -16.91%    N/A      N/A       -9.56%
-------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series     8/15/2000  -38.63%    N/A      N/A      -43.79%
-------------------------------------------------------------------------------------------------

Phoenix-Oakhurst Growth and Income Series       3/2/1998   -23.81%    N/A      N/A      -2.91%

-------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series   12/7/1994   -13.05%   2.32%     N/A       6.65%
-------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series  11/20/2000  -15.89%    N/A      N/A      -9.82%
-------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series  3/2/1998   -10.07%    N/A      N/A      -0.68%
-------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value      11/20/2000  -10.05%    N/A      N/A       4.14%
Series
-------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series            3/2/1998   -33.64%    N/A      N/A      -1.20%
-------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series          1/29/1996   -36.08%  -2.89%     N/A       1.19%
-------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap        8/12/2002      N/A     N/A      N/A       0.22%
Growth Series
-------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund             3/30/2001   -25.63%    N/A      N/A     -17.36%
-------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                   3/30/2001   -31.43%    N/A      N/A     -20.49%
-------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio       6/5/2000   -35.03%    N/A      N/A     -29.32%
-------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government             7/15/1999     7.25%    N/A      N/A       6.07%
Securities II
-------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II             7/15/1999    -0.29%    N/A      N/A      -3.91%
-------------------------------------------------------------------------------------------------

VIP Contrafund(R) Portfolio                     6/5/2000   -10.93%    N/A      N/A     -12.20%
-------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio              6/5/2000   -23.22%    N/A      N/A     -20.76%
-------------------------------------------------------------------------------------------------
VIP Growth Portfolio                            6/5/2000   -31.37%    N/A      N/A     -25.18%

-------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                   5/1/2000   -13.28%    N/A      N/A       0.03%
-------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               5/1/1997   -19.92% -3.75%      N/A      -1.89%
-------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                5/1/2000   -19.85%    N/A      N/A      -7.44%
-------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund            7/15/1999  -22.91%    N/A      N/A     -15.83%
-------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund              10/29/2001  -23.61%    N/A      N/A     -16.21%
-------------------------------------------------------------------------------------------------
Technology Portfolio                           12/20/1999  -49.84%    N/A      N/A     -40.78%
-------------------------------------------------------------------------------------------------
Wanger Foreign Forty                            2/1/1999   -16.70%    N/A      N/A       1.43%
-------------------------------------------------------------------------------------------------
Wanger International Small Cap                  5/1/1995   -15.26%   3.51%     N/A       9.43%
-------------------------------------------------------------------------------------------------
Wanger Twenty                                   2/1/1999    -9.15%    N/A      N/A       8.81%
-------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                   5/1/1995   -18.20%   1.27%     N/A      11.23%
-------------------------------------------------------------------------------------------------

*The date that the subaccount was added to the Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees and mortality and expense risk fees. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


                                                        ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------
                 Subaccount                     1993   1994    1995    1996    1997     1998   1999    2000     2001    2002
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series          36.28% -1.53%   7.86%  16.77%  10.27%   25.91%  27.46% -17.15%  -25.26% -16.17%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid Cap Equity Series                                                                                      -12.31%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                                              29.60%  16.95% -12.88%  -13.32% -24.90%
Series
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                                                                              -26.26%
Series
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                          31.00%  20.13%  -22.46%   3.12%  28.73%    4.91%  10.29%
Series
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series         17.82% -0.14%  28.82%  10.79%  19.17%   27.96%  27.63% -19.09%  -35.64% -26.01%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                                                                        -27.91% -29.94%
Series
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series             1.24%  2.20%   4.03%   3.36%   3.52%    3.43%   3.16%   4.36%    2.16%  -0.20%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income      14.08% -6.97%  21.59%  10.63%   9.33%   -5.67%   3.78%   4.80%    4.39%   8.24%
Series
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                                          22.37%  30.10%  -19.28% -23.18%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                                                    4.75%    5.52%   8.85%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                             -12.58%  -25.07% -29.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                    -22.06%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                              -15.22%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                         -7.06%   -7.49% -16.85%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                    -34.14% -38.58%
------------------------------------------------------------------------------------------------------------------------------

Phoenix-Oakhurst Growth and Income Series                                                      15.16%  -8.09%   -9.64% -23.75%

------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series    9.26% -3.00%  16.37%   7.32%  18.83%   18.88%   9.50%  -1.01%    0.24% -12.99%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                                   -8.33% -15.83%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                                       -11.71%  15.06%   21.02% -10.01%
Series
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value                                                                       13.91% -10.00%
Series
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                           43.34%  11.95%  -26.33% -33.58%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                         15.33%   42.41%  52.55% -12.88%  -28.53% -36.02%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap
Growth Series
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     0.87%  33.54%  15.70%  11.70%   17.41%  42.32% -12.32%  -24.51% -25.57%
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           2.39%  34.09%  13.18%  21.73%   30.31%  27.84% -16.00%  -13.96% -31.37%
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             10.24%  17.78%   55.33%  75.24% -26.03%  -17.28% -34.97%
------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II               7.05%   2.53%   6.86%    5.95%  -2.17%   9.23%    5.32%   7.31%
------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            18.47%  12.49%  12.03%    1.07%   0.69% -10.47%   -0.25%  -0.23%
------------------------------------------------------------------------------------------------------------------------------


VIP Contrafund(R) Portfolio                                                            27.88%  22.18%  -8.19%  -13.77% -10.87%
------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                     22.53%   2.53% -18.50%  -15.82% -23.17%
------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                   37.17%  35.11% -12.48%  -19.04% -31.31%


------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                 15.58%   -1.77%  11.78%  11.46%    5.33% -13.22%
------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund              44.69% -4.04%  13.65%  21.78%  11.86%    7.31%  21.30%  -3.92%  -17.34% -19.86%
------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                              10.66%  19.05%  11.42%    6.98%  18.92%  -0.13%   -2.88% -19.79%
------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index Fund                                                   19.68%  25.61% -17.98%  -25.89% -22.85%
------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                      26.67%  18.48% -10.67%  -13.60% -23.56%
------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                  -24.81%  -49.68% -49.78%
------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                                                   -3.13%  -27.80% -16.64%
------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                        29.93%  -3.03%   14.49% 122.93% -29.00%  -22.54% -15.21%
------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                                                           7.73%    7.34%  -9.09%
------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                         44.29%  27.38%    6.97%  23.10%  -9.62%    9.60% -18.14%
------------------------------------------------------------------------------------------------------------------------------

  Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
                           THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.


 Example Calculations:
   The following examples of return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are based on the 7-day period ending December 31, 2002:

  Value of hypothetical pre-existing account with
    exactly one Unit at the beginning of the period:................  $1.000000
  Value of the same account (excluding capital
    changes) at
    the end of the 7-day period:....................................   0.999894
  Calculation:
    Ending account value............................................   0.999894
    Less beginning account value....................................   1.000000
    Net change in account value.....................................  -0.000106
  Base period return:
    (net change/beginning account value)............................  -0.000106
  Current yield = return x (365/7) =................................     -0.55%
  Effective yield = [(1 + return)(365/7)] -1 =........................   -0.55%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial payment in the subaccount;


(2) We determine the value of the hypothetical initial payment had it been redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);


(3) We divide this value by the initial $1,000 payment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return, we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one. The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:
    II    =   a hypothetical initial payment of $1,000
    R     =   average annual total return for the period
    n     =   number of years in the period
    ERV   =   ending redeemable value of the hypothetical
              $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.


PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The Standard & Poor's 500 Index (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barron's
    Business Week
    Changing Times
    Forbes
    Fortune
    Consumer Reports
    Investor's Business Daily
    Financial Planning
    Financial Services Weekly
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.


FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983 Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.


VARIABLE ANNUITY PAYMENTS


    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each subaccount, divided by $1,000 and then multiplied by the applicable annuity payment option rate. The first payment equals the sum of the amounts provided by each subaccount.


    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Matthew A. Swendiman, Counsel, Joseph P. DeCresce, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

         PHL VARIABLE
         ACCUMULATION ACCOUNT
         FINANCIAL STATEMENTS

         AS THERE WERE NO CONTRACT SALES IN 2003, THERE ARE NO FINANCIAL STATEMENTS FOR THESE SUBACCOUNTS AS OF MAY 1, 2003.

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2002 AND 2001

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------
Report of Independent Accountants...................................     F-3

Balance Sheet as of December 31, 2002 and 2001......................     F-4

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the years ended 2002, 2001 and 2000......     F-5

Statement of Cash Flows for the years ended 2002, 2001 and 2000.....     F-6

Notes to Financial Statements.......................................  F-7 - F-19

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                    PRICEWATERHOUSECOOPERS LLP
                                                    100 Pearl Street
                                                    Hartford CT 06103-4508
                                                    Telephone (860) 241 7000
                                                    Facsimile (860) 241 7590

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
February 5, 2003

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2002 AND 2001

                                                                                         2002                 2001
                                                                                   ------------------   ------------------

ASSETS:
Available-for-sale debt securities, at fair value................................    $   2,388,189        $     789,380
Equity securities, at fair value.................................................           33,121                  --
Policy loans, at unpaid principal balances.......................................            1,335                  896
Other investments................................................................           10,166                2,911
                                                                                   ------------------   ------------------
Total investments................................................................        2,432,811              793,187
Cash and cash equivalents........................................................          473,246              171,444
Accrued investment income........................................................           18,768                5,787
Deferred policy acquisition costs................................................          255,677              164,987
Other general account assets.....................................................           45,105               30,343
Separate account assets..........................................................        1,157,913            1,539,476
                                                                                   ------------------   ------------------
TOTAL ASSETS.....................................................................    $   4,383,520        $   2,705,224
                                                                                   ==================   ==================

LIABILITIES:
Policyholder deposit funds.......................................................    $   2,557,428        $     865,970
Policy liabilities and accruals..................................................          124,925               47,131
Deferred income taxes............................................................           38,993               27,426
Other general account liabilities................................................           33,352               26,226
Separate account liabilities.....................................................        1,157,913            1,534,345
                                                                                   ------------------   ------------------
TOTAL LIABILITIES................................................................        3,912,611            2,501,098
                                                                                   ------------------   ------------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued.......            2,500                2,500
Additional paid-in capital.......................................................          444,234              184,864
Retained earnings................................................................            1,547               14,803
Accumulated other comprehensive income...........................................           22,628                1,959
                                                                                   ------------------   ------------------
TOTAL STOCKHOLDER'S EQUITY.......................................................          470,909              204,126
                                                                                   ------------------   ------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.......................................    $   4,383,520        $   2,705,224
                                                                                   ==================   ==================

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                 2002            2001               2000
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums.................................................................   $   4,372        $   5,129         $   6,168
 Insurance and investment product fees....................................      46,915           32,379            30,098
 Investment income, net of expenses.......................................      92,472           30,976             9,197
 Net realized investment gains (losses)...................................     (16,167)          (1,196)              116
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES...........................................................     127,592           67,288            45,579
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits..........................................................      98,915           39,717            17,056
 Policy acquisition cost amortization.....................................      23,182            8,477            15,765
 Other operating expenses.................................................      27,386           15,305            14,006
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES..............................................     149,483           63,499            46,827
                                                                           ---------------  ---------------   ---------------
 Income (loss) before income taxes........................................     (21,891)           3,789            (1,248)
 Applicable income taxes (benefit)........................................      (8,635)             539            (1,263)
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS) .......................................................   $ (13,256)       $   3,250         $      15
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)........................................................   $ (13,256)       $   3,250         $      15
                                                                           ---------------  ---------------   ---------------
 Net unrealized investment gains..........................................      18,522            2,022               984
 Net unrealized derivative instruments gains (losses).....................       2,147             (334)              --
                                                                           ---------------  ---------------   ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)........................................      20,669            1,688               984
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME.....................................................   $   7,413        $   4,938         $     999
                                                                           ===============  ===============   ===============

ADDITIONAL PAID-IN  CAPITAL:
Capital contributions from parent........................................    $ 259,370        $ 105,000        $  15,000

RETAINED EARNINGS
Net income (loss)........................................................      (13,256)           3,250               15

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income...............................................       20,669            1,688              984
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY...........................................      266,783          109,938           15,999
Stockholder's equity, beginning of year..................................      204,126           94,188           78,189
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR........................................    $ 470,909        $ 204,126        $  94,188
                                                                           ===============  ===============  ===============


The accompanying notes are an integral part of these financial statements

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000



                                                                                 2002            2001               2000
                                                                           --------------   ---------------   ---------------

 OPERATING ACTIVITIES:
 Net income (loss).......................................................  $   (13,256)     $     3,250      $        15
 Net realized investment (gains) losses..................................       16,167            1,196             (116)
 Amortization and depreciation...........................................         --                102              102
 Deferred income taxes (benefit).........................................          438           22,733            3,045
 Increase in receivables.................................................      (12,981)          (4,406)            (595)
 Deferred policy acquisition costs (increase) decrease...................     (128,164)         (81,588)         (23,845)
 (Increase) decrease in policy liabilities and accruals..................       66,632           23,069            9,822
 Other assets and other liabilities net change...........................      (28,007)         (23,609)           9,625
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................      (99,171)         (59,253)          (1,947)
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases.....................................................   (1,753,350)        (766,494)        (119,088)
Investment sales, repayments and maturities..............................      414,195          140,835           29,511
                                                                           ---------------  ---------------   ---------------
CASH (FOR) FROM INVESTING ACTIVITIES.....................................   (1,339,155)        (625,659)         (89,577)
                                                                           ---------------  ---------------   ---------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net ................................    1,480,758          670,577          131,163
 Capital contributions from parent.......................................      259,370          105,000           15,000
                                                                           ---------------  ---------------   ---------------
 CASH FROM FINANCING ACTIVITIES..........................................    1,740,128          775,577          146,163
                                                                           ---------------  ---------------   ---------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................      301,802           90,665           54,639
 Cash and cash equivalents, beginning of year............................      171,444           80,779           26,140
                                                                           ---------------  ---------------   ---------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $   473,246      $   171,444       $   80,779
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

1.  ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill, investments in debt and equity securities, pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

2.  OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, which allows us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

    o We reinsure 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life products.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for the years 2002, 2001 and 2000 follows (in thousands):


                                                                                2002             2001             2000
                                                                           ---------------  ---------------   ---------------

Direct premiums..........................................................   $     21,283    $      20,930     $     21,219
Premiums assumed from reinsureds.........................................            --               --               --
Premiums ceded to reinsurers.............................................        (16,911)         (15,801)         (15,051)
                                                                           ---------------  ---------------   ---------------
PREMIUMS ................................................................   $      4,372    $       5,129     $      6,168
                                                                           ===============  ===============   ===============

Direct policy benefits incurred..........................................   $     39,692    $      19,345     $     17,253
Policy benefits assumed from reinsureds..................................          3,857              --               --
Policy benefits ceded to reinsurers......................................        (11,492)          (6,987)          (7,515)
                                                                           ---------------  ---------------   ---------------
POLICY BENEFITS..........................................................   $     32,057    $      12,358     $      9,738
                                                                           ===============  ===============  ===============

Direct life insurance in-force...........................................   $ 11,999,540    $  10,205,877     $  9,684,755
Life insurance in-force assumed from reinsureds..........................        215,329              --               --
Life insurance in-force ceded to reinsurers..............................     (9,842,076)      (9,015,734)      (8,672,918)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE..................................................   $  2,372,793    $   1,190,143     $  1,011,837
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force...................       9.01%                 --               --
                                                                           ===============  ===============  ===============

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance. The business acquired generated a loss of $17.2 million ($11.2 million after income taxes) for the year 2002.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. We amortize DAC and PVFP based on the related policy's classification. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2002, 2001 and 2000 follows (in thousands):


                                                                                 2002             2001             2000
                                                                           ---------------  ---------------   ---------------

Direct acquisition costs deferred, excluding acquisitions...............       $  102,769      $   90,065       $   39,610
Acquisition costs recognized in Valley Forge Life acquisition...........           48,577             --               --
Recurring costs amortized to expense....................................          (23,182)         (8,477)         (15,765)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................          (37,474)         (1,443)          (1,139)
                                                                           ---------------  ---------------   ---------------
Change in deferred policy acquisition costs.............................           90,690          80,145           22,706
Deferred policy acquisition costs, beginning of year....................          164,987          84,842           62,136
                                                                           ---------------  ---------------   ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................       $  255,677      $  164,987       $   84,842
                                                                           ===============  ===============   ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 5.3% to 6.5% at year-end 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 3.0% to 6.5%, less administrative charges. At year-end 2002 and 2001, there was $1,303.0 million and $359.7 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 9), we determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2002, 2001 and 2000 (in millions):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Deposits.................................................................       $  1,854.7      $  1,222.0      $    454.7
Performance..............................................................           (119.0)         (199.3)         (151.0)
Fees.....................................................................            (23.4)          (23.8)          (24.9)
Benefits and surrenders..................................................           (405.3)         (127.0)          (84.6)
                                                                              --------------  --------------  --------------
Change in funds under management.........................................          1,307.0           871.9           194.2
Funds under management, beginning of year................................          2,385.9         1,514.0         1,319.8
                                                                              --------------  --------------  --------------
FUNDS UNDER MANAGEMENT, END OF YEAR......................................       $  3,692.9      $  2,385.9      $  1,514.0
                                                                              ==============  ==============  ==============


3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). Prior to 2001, we classified private placement debt securities as held-to-maturity and reported them at amortized cost, less any impairment. In connection with The Phoenix Company's conversion to a public company, in 2001 we reclassified these securities, when their carrying value was $32.0 million, to available-for-sale and recorded a $1.3 million unrealized gain ($0.4 million unrealized gain after offsets for applicable deferred policy acquisition costs and deferred income taxes) in other comprehensive income.

Fair value and cost of our debt securities at year-end 2002 and 2001 follow (in thousands):

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      7,343      $      6,377     $      6,837     $      6,379
State and political subdivision........................         39,213            37,625           37,054           37,039
Foreign government.....................................         11,586            11,186            6,870            6,847
Corporate..............................................        791,091           768,126          178,479          177,622
Mortgage-backed........................................        643,147           619,316          207,902          207,252
Other asset-backed.....................................        895,809           879,927          352,238          351,123
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  2,388,189      $  2,322,557     $    789,380     $    786,262
                                                         ===============   ===============  ===============  ===============


For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities at year-end 2002 or 2001.

Fair value and cost of our equity securities at year-end 2002 and 2001 follow (in thousands):

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Mutual fund seed investments...........................    $    14,324       $    13,780      $    --          $    --
Other equity securities................................         18,797            18,088           --               --
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................    $    33,121       $    31,868      $    --          $    --
                                                         ===============   ===============  ===============  ===============


Gross and net unrealized gains and losses from debt and equity securities at year-end 2002 and 2001 follow (in thousands):


                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                 GAINS            LOSSES          GAINS           LOSSES
                                                             --------------   --------------  --------------  --------------

U.S. government and agency..................................   $      966       $     --        $      458      $     --
State and political subdivision.............................        1,588             --               513           (498)
Foreign government..........................................          459             (59)              27             (4)
Corporate...................................................       29,834          (6,869)           2,642         (1,785)
Mortgage-backed.............................................       23,976            (145)           1,871         (1,221)
Other asset-backed..........................................       17,052          (1,170)           2,445         (1,330)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES............................   $   73,875       $  (8,243)      $    7,956      $  (4,838)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES..........................   $    1,782       $    (529)      $      --       $     --
                                                             ==============   ==============  ==============  ==============
NET GAINS...................................................   $   66,885                       $    3,118
                                                             ==============                   ==============


POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 9), for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control, seed money in separate accounts, and derivative instruments. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

NET INVESTMENT INCOME

Sources of net investment income for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities............................................................    $   88,764      $   28,436      $    7,254
Equity securities..........................................................           269            --              --
Other invested assets......................................................           237            --              --
Policy loans...............................................................            38              15              12
Cash and cash equivalents..................................................         4,891           2,845           2,049
                                                                              --------------  --------------  --------------
Total investment income....................................................        94,199          31,296           9,315
Less: investment expenses..................................................         1,727             320             118
                                                                              --------------  --------------  --------------
NET INVESTMENT INCOME......................................................    $   92,472      $   30,976      $    9,197
                                                                              ==============  ==============  ==============


NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions, when declines in fair value of debt and equity securities whose value, in our judgment, is considered to be other-than-temporarily impaired are written down to fair value as a charge to realized losses included in net income. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made. The new cost basis is not changed for subsequent recoveries in value. Applicable income taxes are reported separately as components of net income.

Sources and types of net realized investment gains (losses) for the years 2002, 2001 and 2000 follow (in thousands):


                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

IMPAIRMENT LOSSES ON DEBT SECURITIES.....................................      $  (13,207)     $      --        $     --
                                                                              --------------  --------------  --------------
Debt securities gains....................................................           2,754             425              73
Debt securities losses...................................................          (6,640)           (213)             (6)
Equity securities losses.................................................              (1)            --              --
Other invested assets....................................................             927          (1,408)             49
                                                                              --------------  --------------  --------------
NET TRANSACTION GAINS (LOSSES)...........................................          (2,960)         (1,196)            116
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................      $  (16,167)     $   (1,196)     $      116
                                                                              ==============  ==============  ==============


UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  ---------------

Debt securities..........................................................      $     62,514    $      2,297    $      2,652
Equity securities........................................................             1,253             --              --
Other investments .......................................................             2,203           2,258             --
                                                                              --------------  --------------  ---------------
NET UNREALIZED INVESTMENT GAINS..........................................      $     65,970    $      4,555    $      2,652
                                                                              ==============  ==============  ===============

Net unrealized investment gains..........................................      $     65,970    $      4,555    $      2,652
                                                                              --------------  --------------  ---------------
Applicable deferred policy acquisition costs.............................            37,474           1,443           1,139
Applicable deferred income taxes (benefit)...............................             9,974           1,090             529
                                                                              --------------  --------------  ---------------
Offsets to net unrealized investment gains...............................            47,448           2,533           1,668
                                                                              --------------  --------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME.................................      $     18,522    $      2,022    $        984
                                                                              ==============  ==============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001             2000
                                                                              --------------  --------------  ---------------

Debt security purchases..................................................      $ (1,720,008)   $   (765,529)   $   (118,383)
Equity security purchases................................................            (9,374)            --              --
Other invested asset purchases...........................................            (9,929)           (779)           (517)
Policy loan advances, net................................................              (439)           (186)           (188)
                                                                              --------------  --------------  ---------------
INVESTMENT PURCHASES.....................................................      $ (1,739,750)   $   (766,494)   $   (119,088)
                                                                              ==============  ==============  ===============

Debt securities sales....................................................      $     94,486    $     34,165    $      1,513
Debt securities maturities and repayments................................           296,625         106,670          27,998
Equity security sales....................................................            23,084             --              --
                                                                              --------------  --------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................      $    414,195    $    140,835    $     29,511
                                                                              ==============  ==============  ===============


The maturities of debt securities and mortgage loans, by contractual sinking fund payment and maturity, at year-end 2002 are summarized in the following table (in thousands). Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, we may have the right to put or sell the obligations back to the issuers and mortgage loans may be refinanced.

  Due in one year or less...................................................................................   $    452,931
  Due after one year through five years.....................................................................      1,206,211
  Due after five years through ten years....................................................................        407,434
  Due after ten years.......................................................................................        255,981
                                                                                                              ---------------
  TOTAL.....................................................................................................   $  2,322,557
                                                                                                              ===============


4.  SEPARATE ACCOUNTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

5.  INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2002, 2001 and 2000 follows (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

NET INCOME (LOSS)...........................................................       (8,635)            539          (1,263)
Other comprehensive income..................................................       11,129             909             529
                                                                              --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS).................................................    $   2,494       $   1,448       $    (734)
                                                                              ==============  ==============  ==============

Current.....................................................................    $  (9,073)      $ (22,194)      $  (4,308)
Deferred....................................................................          438          22,733           3,045
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.............................       (8,635)            539          (1,263)
Deferred income taxes applicable to other comprehensive income..............       11,129             909             529
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...................    $   2,494       $   1,448       $    (734)
                                                                              ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)...............................................    $   3,149       $  (5,357)      $  (2,660)
                                                                              ==============  ==============  ==============


For the years 2002, 2001 and 2000, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Income taxes (benefit) at statutory rate.....................................   $  (7,662)      $   1,326       $    (437)
Tax advantaged investment income.............................................        (972)           (812)           (853)
Other, net...................................................................          (1)             25              27
                                                                              --------------  --------------  --------------
APPLICABLE INCOME TAXES (BENEFIT)............................................   $  (8,635)      $     539       $  (1,263)
                                                                              ==============  ==============  ==============
Effective income tax (benefit) rates.........................................       39.4%           14.2%          101.2%
                                                                              ==============  ==============  ==============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2002 and 2001 follow (in thousands):


                                                                                                  2002            2001
                                                                                              --------------  --------------


Deferred income tax assets:
Future policyholder benefits.................................................................  $   24,858       $   19,350
Unearned premiums / deferred revenues........................................................       2,454              806
Investments..................................................................................         --               243
Net operating loss carryover benefits........................................................      32,568              --
Other........................................................................................         810              378
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS.............................................................      60,690           20,777
                                                                                              --------------  --------------
Deferred tax liabilities:

Deferred policy acquisition costs............................................................      84,040           47,149
Investments..................................................................................      15,643            1,054
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES........................................................      99,683           48,203
                                                                                              --------------  --------------
DEFERRED INCOME TAX LIABILITY................................................................  $   38,993       $   27,426
                                                                                              ==============  ==============

Commencing with the tax year ended December 31, 2001, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. We had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c). Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At year-end 2002, we had net operating losses of $93 million for federal income tax purposes of which $24.6 million expires in 2015, $15.6 million expires in 2016 and $52.8 million expires in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at year-end 2002 and 2001 will be realized.

6.  RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $64.0 million, $47.0 million and $34.3 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Life were $7.5 million and $4.9 million as of December 31, 2002 and 2001, respectively.

Phoenix Investment Partners Ltd. an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment services to us for a fee. Investment advisory fees incurred by us were $2.0 million, $2.3 million and $2.1 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to the affiliated investment advisors were $40 thousand and $39 thousand, as of December 31, 2002 and 2001, respectively.

Phoenix Equity Planning Corporation, a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $30.3 million, $32.4 million and $20.0 million for the years ended December 31, 2002,

2001 and 2000, respectively. Amounts payable to Phoenix Equity Planning were $0.3 million and $1.2 million, as of December 31, 2002 and 2001, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on our behalf were $28.1 million, $9.2 million and $8.5 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Life were $2.3 million and $1.3 million as of December 31, 2002 and 2001, respectively.

WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix Life, sells and services many of our non-participating life insurance products through its insurance agents. Concessions paid to WS Griffith Associates were $1.0 million, $0.7 million and $2.6 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to WS Griffith Associates were $124 thousand and $162 thousand, as of December 31, 2002 and 2001, respectively.

7.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Company's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and the related expense attributable to us has been allocated. The amount of the allocated expense is not significant to the financial statements.

8.  OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Components of accumulated other comprehensive income at year-end 2002 and 2001 follows:

                                                                                   2002                      2001
                                                                        -------------------------- -------------------------
                                                                            GROSS          NET        GROSS          NET
                                                                        ----------------------------------------------------

Unrealized gains on investments......................................     $  71,345    $  20,814    $   5,375    $   2,292
Unrealized gains on derivative instruments...........................         2,790        1,814         (514)        (334)
                                                                        ------------- ------------ ------------ ------------
Accumulated other comprehensive income...............................        74,135    $  22,628        4,861    $   1,958
                                                                        ------------- ------------ ------------ ------------
Applicable deferred policy acquisition costs.........................        39,323                     1,849
Applicable deferred income taxes.....................................        12,184                     1,054
                                                                        -------------              ------------
Offsets to other comprehensive income................................        51,507                     2,903
                                                                        -------------              ------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $  22,628                 $   1,958
                                                                        =============              ============


9.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments at year-end 2002 and 2001 follow (in thousands):


                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE              VALUE           VALUE             VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents...............................   $   473,246       $   473,246      $   171,444      $   171,444
Debt securities.........................................     2,388,189         2,388,189          789,380          789,380
Equity securities.......................................        33,121            33,121             --               --
Policy loans............................................         1,335             1,335              896              896
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS........................................   $ 2,895,891       $ 2,895,891      $   961,720      $   961,720
                                                         ===============   ===============  ===============  ===============
Investment contracts....................................   $ 2,557,428       $ 2,627,078      $   865,970      $   866,465
Derivative financial instruments........................          --                --                514              514
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES...................................   $ 2,557,428       $ 2,627,078      $   866,484      $   866,979
                                                         ===============   ===============  ===============  ===============


DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax gain of $2.1 million for the year ended December 31, 2002 and an after tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. At year-end 2002, we expect to reclassify into earnings over the next twelve months $0.3 million of the deferred after tax gains on these derivative instruments. For the year 2001, we reclassified an after-tax gain of $0.3 to net realized investment gains related to these same derivatives.

We held the following positions in derivative instruments at year-end 2002 and 2001 at fair value (in thousands):

                                                                                   2002                      2001
                                                                        -------------------------  -------------------------

                                               NOTIONAL
                                                AMOUNT       MATURITY      ASSET      LIABILITY       ASSET     LIABILITY
                                             ------------  ------------ ----------- -------------- ----------- ------------

Interest rate swaps.........................      50,000      2012       $    --      $    --      $    --      $      514
                                             ------------               ----------- -------------- ----------- ------------
TOTAL DERIVATIVE INSTRUMENT POSITIONS.......  $   50,000                 $    --      $    --      $    --      $      514
                                             ============               =========== ============== =========== ============

We are exposed to credit risk in the event of nonperformance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. We did not have any credit exposure related to these instruments at year-end 2002 and 2001, respectively.

10. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2002, 2001 and 2000. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits taxes based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements for the years ended December 31, 2002, 2001 and 2000 (in thousands):

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $   (146,135)    $    (45,648)    $    (40,129)
DAC, net............................................................             110,587           81,588           23,845
Future policy benefits..............................................               1,488          (20,013)          19,615
Deferred income taxes...............................................                (438)         (22,136)          (3,641)
Net investment income...............................................              15,531            7,085             --
Realized gains......................................................               6,177            2,149             --
Other, net..........................................................                (466)             225              325
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $    (13,256)    $      3,250     $         15
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve ("AVR") as reported to regulatory authorities to GAAP equity as reported in these financial statements for the years ended December 31, 2002, 2001 and 2000 (in thousands):

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $    215,806     $    102,016     $     41,847
DAC, net............................................................             295,000          166,836           85,247
Future policy benefits..............................................             (42,616)         (42,885)         (29,336)
Investment valuation allowances.....................................              20,715            1,597              459
Deferred income taxes...............................................             (38,993)         (28,756)          (4,379)
Deposit funds.......................................................              23,167            5,073            --
Other, net..........................................................              (2,170)             245              350
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $    470,909     $    204,126     $     94,188
                                                                           ===============  ===============  ===============


The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by us during 2003 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased our statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

                                     PART C

                                    PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The condensed financial information is included in Part A and the financial statements are included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Form N-4 (File No. 33-87376), filed via Edgar on December 14, 1994.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Registrant and Phoenix Equity Planning Corporation dated November 1, 2000 and filed via Edgar with Post-Effective Amendment No. 6 on April 30, 2002.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is incorporated by reference to Registrant's Form N-4 Registration Statement (File No. 33-87376) Pre-Effective Amendment No. 1, filed via Edgar on July 20, 1995.

               (4)  (a)  Form of Variable Annuity Contract (Retirement
                         Planner's Edge) is incorporated by reference to Registrant's Form N-4 Pre-effective Amendment No. 1, filed via Edgar on July 30, 1999.

                    (b)  Form of Variable Annuity Contract (Phoenix Freedom
                         Edge)Form No. D615, is filed herewith.

               (5)  (a)  Form of Application (Retirement Planner's Edge) is
                         incorporated by reference to Registrant's Form N-4 Pre-effective Amendment No. 1, filed via Edgar on July 30, 1999.

                    (b) Form of Application (Phoenix Freedom Edge), Form No. OL4067, is filed herewith.

               (6)  (a)  Charter of PHL Variable Insurance Company is
                         incorporated by reference to Registrant's Form N-4 (File No. 33-87376), filed via Edgar on December 14, 1994.

                    (b) By-laws of PHL Variable Insurance Company is incorporated by reference to Registrant's Form N-4 (File No. 33-87376), filed on December 14, 1994.

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9)  Written Opinion and Consent of Matthew A. Swendiman, Esq.*

               (10) (a)  Consent of PricewaterhouseCoopers LLP*

                    (b)  Consent of Joseph P. DeCresce, Esq.*

                    (c)  Consent of Brian A. Giantonio, Esq.*

               (11) Not Applicable.

               (12) Not Applicable.

               (13) (a) Explanation of Yield and Effective Yield Calculation is incorporated by reference to Registrant's Form N-4 (File No. 33-87376) Post-Effective Amendment No. 1, filed via Edgar on April 19, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to Registrant's Form N-4 (File No. 33-87376) Post-Effective Amendment No. 1, filed via Edgar on April 19, 1996.

_____________________________________
* Filed herewith

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

NAME                                    POSITION
----                                    --------
Michael J. Gilotti***                   Director and Executive Vice President
Robert E. Primmer***                    Director and Senior Vice President
Coleman D. Ross*                        Director, Executive Vice President and Chief Financial Officer
Richard J. Wirth*                       Director and President
Michael E. Haylon**                     Executive Vice President and Chief Investment Officer
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
John H. Beers*                          Vice President and Secretary
Moira C. Lowe*                          Vice President and Compliance Officer
Katherine P. Cody*                      Second Vice President and Treasurer

* The business address of this individual is One American Row, Hartford, CT ** The business address of this individual is 56 Prospect Street, Hartford, CT *** The business address of this individual is 38 Prospect Street, Hartford, CT


ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                                 ---------------------------------
                                                          Phoenix Life
        |----------------------------------------      Insurance Company          --------------
        |                                                   NY Corp.                           |
        |                         |--------------          (Succ. By                           |
        |                         |                  demutualization, 2001)                    |
        |                         |              ---------------------------------             |
        |                         |                            |                               |
---------------------   -----------------------  ---------------------------------     ---------------------
     Separate                 Variable
  Accounts B, C,            Accumulation                Variable Universal
      and D                   Account                     Life Account              |-    PM Holdings, Inc.
  NY Sep. Accts.          NY Sep. Account               NY Sep. Account             |         CT Corp.
     (7/1/92)                (6/21/82)                     (6/17/85)                |        (1/18/81)
---------------------   -----------------------  ---------------------------------  |  ---------------------
        |                         |                            |                    |         |
----------------------------------------------------------------------------------  | ---------------------
                                                                                    |
                          The Phoenix Edge Series Fund                              |    Phoenix Variable
                                Mass. Bus. Trust                                    |     Advisors, Inc.
                                    (2/18/86)                                       |     Delaware Corp.
                                                                                    |       (6/27/95)
----------------------------------------------------------------------------------  | ---------------------
      \          \          \                                                       |
       \          \          \      ----------------------------------------------  |
        \          \          \                                                     |
         \          \          \           PHL Variable Insurance Company         --|
          \          \          \              CT Stock Co. (4/24/81)               |
           \          \          \                                                  |
            \          \          \ ----------------------------------------------  |
             \          \          \                           |                    |
                    ---------------------------  ---------------------------------  |
                                                                                    |
                         PHLVIC Variable                   PHL Variable             |
                      Universal Life Account           Accumulation Account         |
                          CT Sep. Acct.        \          CT Sep. Acct.             |
                            (9/10/98)                       (12/7/94)               |
                                                                                    |
                    ---------------------------  ---------------------------------  |
                      \                                                             |
                       \    ------------------------------------------------------  |
                        \                                                           |
                         \              Phoenix Life and Annuity Co.              --|
                          \                   CT Stock Co. (3/96)
                           \
                            ------------------------------------------------------
                              \                           |
                               \   -----------------------------------------------
                                \
                                 \            Phoenix Life and Annuity
                                  \           Variable Universal Life
                                   \                  Account
                                                CT Sep. Acct. (5/97)

                                   -----------------------------------------------

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of April 1, 2003 there were 10,726 contract owners.


ITEM 28.  INDEMNIFICATION

    Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive."

    Article III, Section 14 of the By-laws of the Company provides that: "Each Director, officer or employee of the Company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITER

        1. Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b) Directors and Executive Officers of PEPCO

           NAME                                  POSITION
           ----                                  --------
           Stephen D. Gresham*                   Chairman of the Board and Chief Sales and Marketing Officer
           Michael E. Haylon*                    Director
           William R. Moyer*                     Director, Executive Vice President, Chief Financial Officer and Treasurer
           John F. Sharry*                       President
           John H. Beers**                       Vice President and Secretary

         * The business address of this individual is 56 Prospect Street, Hartford, CT
         ** The business address of this individual is One American Row, Hartford, CT

           (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.


ITEM 31.  MANAGEMENT SERVICES

    Not applicable.


ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 1st day of May, 2003.

                                              PHL VARIABLE INSURANCE COMPANY

                                              By:  /s/ Richard J. Wirth
                                                   --------------------
                                                   Richard J. Wirth
                                                   President

                                              PHL VARIABLE ACCUMULATION ACCOUNT

                                              By:  /s/ Richard J. Wirth
                                                   --------------------
                                                   Richard J. Wirth
                                                   President

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 1st day of May, 2003.


       SIGNATURE                            TITLE

                                            Director & Executive Vice President
-----------------------------
*Michael J. Gilotti

                                            Director & Sr. Vice President
-----------------------------
*Robert E. Primmer

                                            Director, Executive Vice President,
-----------------------------               Chief Financial Officer
*Coleman D. Ross

/s/ Richard J. Wirth                        Director, President
--------------------
Richard J. Wirth

By:/s/ Richard J. Wirth
   --------------------
*Richard J. Wirth, as Attorney-in-Fact pursuant to Powers of Attorney, filed previously via Edgar on August 9, 2002.


                                      S-1